     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 28, 2000

                                             1933 ACT REGISTRATION NO. 333-42507
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 6
                                       TO
                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6


               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                    LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM
                            VARIABLE LIFE ACCOUNT M

                           (EXACT NAME OF REGISTRANT)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                              (NAME OF DEPOSITOR)

               120 Madison Street, Suite 1700, Syracuse, NY 13202
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code

                                 (888) 223-1860

         Robert O. Sheppard, Esquire                            COPY TO:
  Lincoln Life & Annuity Company of New York             Jeremy Sachs, Esquire
        120 Madison Street, Suite 1700            The Lincoln National Life Insurance
              Syracuse NY 13202                                 Company
   (NAME AND ADDRESS OF AGENT FOR SERVICE)                 350 Church Street
                                                           Hartford, CT 06103

           Approximate date of proposed public offering: Continuous.

  INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24f-2 for Registrant, for the fiscal year ending December 31, 1999 was filed March 24, 2000.


    It is proposed that this filing will become effective:
/X/ immediately on filing pursuant to Rule 485(b)
/ / on May 1, 2000, pursuant to Rule 485(b)
/ / 60 days after filing pursuant to Rule 485(a)

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6


ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  1                            Cover Page; Highlights

  2                            Cover Page

  3                            *

  4                            Distribution of Policies

  5                            LLANY, the Separate Account and the General
                               Account

  6(a)                         LLANY, the Separate Account and the General
                               Account

  6(b)                         *

  9                            *

  10(a)-(c)                    Right-to-Examine Period; Surrenders; Accumulation
                               Value; Reports to Owners

  10(d)                        Right to Exchange the Policy; Policy Loans;
                               Surrender of the Policy; Allocation of Net
                               Premium Payments

  10(e)                        Lapse and Reinstatement

  10(f)                        Voting Rights

  10(g)-(h)                    Substitution of Securities

  10(i)                        Premium Payments; Transfers; Death Benefit;
                               Policy Values; Settlement Options

  11                           The Funds

  12                           The Funds

  13                           Charges; Fees

  14                           The Policy

  15                           Premium Payments; Transfers

  16                           LLANY, the Separate Account and the General
                               Account

  17                           Surrender of the Policy

  18                           LLANY, the Separate Account and the General
                               Account

  19                           Reports to Policy Owners

  20                           *

  21                           Policy Loans

  22                           *

  23                           LLANY, the Separate Account and the General
                               Account

  24                           Incontestability; Suicide; Misstatement of Age or
                               Gender

  25                           LLANY, the Separate Account and the General
                               Account

  26                           Fund Participation Agreements

  27                           LLANY, the Separate Account and the General
                               Account

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  28                           Directors and Officers of LLANY

  29                           LLANY, the Separate Account and the General
                               Account

  30                           *

  31                           *

  32                           *

  33                           *

  34                           *

  35                           *

  37                           *

  38                           Distribution of Policies

  39                           Distribution of Policies

  40                           *

  41(a)                        Distribution of Policies

  42                           *

  43                           *

  44                           The Funds; Premium Payments

  45                           *

  46                           Surrender of the Policy

  47                           LLANY, the Separate Account and the General
                               Account; Surrender of the Policy, Transfers

  48                           *

  49                           *

  50                           LLANY, the Separate Account and the General
                               Account

  51 Cover Page; Highlights; Premium Payments; Right to Exchange the Policy

  52                           Substitution of Securities

  53                           Tax Matters

  54                           *

  55                           *

* Not Applicable

                                  PROSPECTUS 1



                         (INCORPORATED BY REFERENCE TO
                         POST-EFFECTIVE AMENDMENT NO. 5
                       ON FORM S-6 FILED APRIL 25, 2000.)

                                  PROSPECTUS 2

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

HOME OFFICE LOCATION:                              ADMINISTRATIVE OFFICE:
120 MADISON STREET                                 PERSONAL SERVICE CENTER MVLI
SUITE 1700                                         350 CHURCH STREET
SYRACUSE, NY 13202                                 HARTFORD, CT 06103-1106
(888) 223-1860                                     (800) 444-2363

--------------------------------------------------------------------------------
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------


This Prospectus describes LVUL(CV), a flexible premium variable life insurance contract (the "Policy"), offered by Lincoln Life & Annuity Company of New York ("LLANY," "we," "our" or "us").


The Policy features include: flexible premium payments; a choice of one of two death benefit options; a choice of underlying investment options.

It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable life insurance contract with the Policy. This Prospectus and the Prospectuses of the Funds, furnished with this Prospectus, should be read carefully to understand the Policy being offered.

The Policy described in this prospectus is available only in New York.

You may allocate net premiums to the Sub-accounts of our Flexible Premium Variable Life Account M ("Separate Account"). Each Sub-account invests in one of the funds listed below.

AIM VARIABLE INSURANCE FUNDS
AIM V.I. Growth Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund

AMERICAN FUNDS INSURANCE SERIES
  (ALSO KNOWN AS AMERICAN VARIABLE INSURANCE SERIES)
Global Small Capitalization Fund -- Class 2
Growth Fund -- Class 2
Growth-Income Fund -- Class 2

BARON CAPITAL FUNDS TRUST
Baron Capital Asset Fund -- Insurance Shares

DELAWARE GROUP PREMIUM FUND
Devon Series -- Standard Class
Emerging Markets Series -- Standard Class
High Yield Series -- Standard Class
  (formerly Delchester Series)
REIT Series -- Standard Class
Small Cap Value Series -- Standard Class
Trend Series -- Standard Class

DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST
  (FORMERLY BT INSURANCE FUNDS TRUST)
EAFE-Registered Trademark- Equity Index Fund
Equity 500 Index Fund
Small Cap Index Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Growth Portfolio -- Service Class
High Income Portfolio -- Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Contrafund Portfolio -- Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
Growth Opportunities Portfolio -- Service Class


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Growth Securities Fund -- Class 2
  (formerly Templeton Stock Fund)
Templeton International Securities Fund -- Class 2
  (formerly Templeton International Fund)


JANUS ASPEN SERIES
Janus Aspen Series Balanced Portfolio --
  Institutional Shares
Janus Aspen Series Global Technology Portfolio --
  Service Shares
Janus Aspen Series Worldwide Growth Portfolio --
  Institutional Shares

LINCOLN NATIONAL (LN)
LN Bond Fund, Inc.
LN Capital Appreciation Fund, Inc.
LN Equity-Income Fund, Inc.
LN Global Asset Allocation Fund, Inc.
LN Money Market Fund, Inc.
LN Social Awareness Fund, Inc.

MFS-Registered Trademark- VARIABLE INSURANCE TRUST
MFS Emerging Growth Series
MFS Total Return Series
MFS Utilities Series

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
AMT Mid-Cap Growth Portfolio
AMT Partners Portfolio

TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT MUTUAL FUNDS' PROSPECTUSES WITH IT. KEEP ALL FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


                        Prospectus dated: July 28, 2000

                               TABLE OF CONTENTS


CONTENTS                                  PAGE
--------                                  ----
HIGHLIGHTS............................       3
  Initial Choices To Be Made..........       3
  Level or Varying Death Benefit......       3
  Amount of Premium Payments..........       4
  Selection of Funding Vehicles.......       4
  Charges and Fees....................       5
  Changes in Specified Amount.........       5
LLANY, THE SEPARATE ACCOUNT AND THE
 GENERAL ACCOUNT......................       6
BUYING VARIABLE LIFE INSURANCE........       7
  Replacements........................       8
APPLICATION...........................       8
OWNERSHIP.............................       9
BENEFICIARY...........................       9
THE POLICY............................       9
  Policy Specifications...............      10
PREMIUM FEATURES......................      10
  Planned Premiums; Additional
   Premiums...........................      10
    Limits on Right to Make Payments
     of Additional and Planned
     Premiums.........................      10
    Premium Load; Net Premium
     Payment..........................      11
RIGHT-TO-EXAMINE PERIOD...............      11
TRANSFERS AND ALLOCATION AMONG
 ACCOUNTS.............................      11
  Allocation of Net Premium
   Payments...........................      11
  Transfers...........................      11
  Optional Sub-Account Allocation
   Programs...........................      12
    Dollar Cost Averaging.............      12
    Automatic Rebalancing.............      12
POLICY VALUES.........................      13
  Accumulation Value..................      13
  Separate Account Value..............      13
    Accumulation Unit Value...........      13
    Accumulation Units................      14
  Fixed Account and Loan Account
   Value..............................      14
  Net Accumulation Value..............      14
FUNDS.................................      14
  Substitution of Securities..........      20
  Voting Rights.......................      20
  Fund Participation Agreements.......      21
CHARGES AND FEES......................      21
  Deductions from Premium Payments....      21
  Deductions Made Monthly.............      21
    Monthly Deduction.................      21
    Cost of Insurance Charge..........      21
  Mortality and Expense Risk Charge...      22
  Fund Expenses.......................      22
  Surrender Charges...................      26
  Reduction of Charges -- Purchases on
   a Case Basis.......................      26
  Transaction Fee for Excess
   Transfers..........................      27
DEATH BENEFITS........................      27
  Death Benefit Options...............      27
  Changes in Death Benefit Options and
   Specified Amount...................      28
  Federal Income Tax Definition of
   Life Insurance.....................      28



CONTENTS                                  PAGE
--------                                  ----
NOTICE OF DEATH OF INSURED............      29
PAYMENT OF DEATH BENEFIT PROCEEDS.....      29
  Settlement Options..................      29
POLICY LIQUIDITY......................      30
  Policy Loans........................      30
  Partial Surrender...................      31
  Surrender of the Policy.............      31
    Surrender Value...................      31
  Deferral of Payment and Transfers...      31
ASSIGNMENT; CHANGE OF OWNERSHIP.......      32
LAPSE AND REINSTATEMENT...............      32
  Lapse of a Policy...................      32
  Reinstatement of a Lapsed Policy....      32
COMMUNICATIONS WITH LLANY.............      33
  Proper Written Form.................      33
OTHER POLICY PROVISIONS...............      33
  Issuance............................      33
  Date of Coverage....................      33
  Incontestability....................      33
  Misstatement of Age or Gender.......      33
  Suicide.............................      34
  Nonparticipating Policies...........      34
  Riders..............................      34
TAX ISSUES............................      34
  Taxation of Life Insurance Contracts
   in General.........................      34
  Policies Which Are MECS.............      35
  Policies Which Are Not MECS.........      36
  Other Considerations................      37
  Tax Status of LLANY.................      38
FAIR VALUE OF THE POLICY..............      38
DIRECTORS AND OFFICERS OF LLANY.......      39
DISTRIBUTION OF POLICIES..............      41
CHANGES OF INVESTMENT POLICY..........      41
OTHER CONTRACTS ISSUED BY LLANY.......      41
STATE REGULATION......................      41
REPORTS TO OWNERS.....................      42
ADVERTISING...........................      42
EXPERTS...............................      42
REGISTRATION STATEMENT................      42
APPENDIX 1: GUARANTEED MAXIMUM COST OF
 INSURANCE RATES......................      44
APPENDIX 2: ILLUSTRATION OF SURRENDER
 CHARGES..............................      45
APPENDIX 3: CORRIDOR PERCENTAGES......      47
APPENDIX 4: ILLUSTRATION OF
 ACCUMULATION VALUES, SURRENDER VALUES
 AND DEATH BENEFIT PROCEEDS...........      48
FINANCIAL STATEMENTS..................
  Separate Account 12/31/99...........     M-1
  Lincoln Life & Annuity Company of
   New York 12/31/99..................     S-1
  Separate Account-Unaudited
   3/31/00............................     I-1
  Lincoln Life & Annuity Company of
   New York -- Unaudited 3/31/00......     F-1

HIGHLIGHTS

                    This section is an overview of key Policy features. Your Policy is a flexible premium variable life insurance policy under which flexible premium payments are permitted and the Death Benefit and Policy values may vary with the investment performance of the funding option(s) selected. Its value may change on a:

                    1) fixed basis;
                    2) variable basis; or a
                    3) combination of both fixed and variable bases.

                    Review your personal financial objectives and discuss them with a qualified financial counselor before you buy a variable life insurance policy. This Policy may, or may not, be appropriate for your individual financial goals. If you are already entitled to favorable tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. The value of the Policy and, under one option, the death benefit amount depend on the investment results of the funding options you select.

                    At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from such tax treatment. LLANY reserves the right to return your premium payments if they result in your Policy failing to meet Code requirements.

                    INITIAL CHOICES TO BE MADE

                    The Policy Owner (the "Owner" or "you") is the person named in the "Policy Specifications" who has all of the Policy ownership rights. If no Owner is named, the Insured (the person whose life is insured under the Policy) will be the Owner of the Policy. You, as the Owner, have three important choices to make when the Policy is first purchased. You need to choose:

                    1) one of the two Death Benefit Options;
                    2) the amount of premium you want to pay; and
                    3) the amount of your Net Premium Payment to be placed in
                       each of the funding options you select. The Net Premium Payment is the balance of your Premium Payment that remains after certain charges are deducted from it.

                    LEVEL OR VARYING DEATH BENEFIT

                    The Death Benefit is the amount LLANY pays to the Beneficiary(ies) when the Insured dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the Death Benefit. LLANY calculates the Death Benefit payable as of the date on which the Insured died.

                    When you purchase your Policy, you must choose one of two Death Benefit Options:

                    1) a level death benefit; or
                    2) a varying death benefit.

                    If you choose the level Death Benefit Option, the Death Benefit will be the greater of:

                    1) the "Specified Amount", which is the amount of the death benefit in effect for the Policy when the Insured died (The Specified Amount is on the Policy's Specification Page); or

                    2) the "Corridor Death Benefit," which is the death benefit calculated as a percentage of the Accumulation Value. (The "Net Accumulation Value" is the total of the balances in the Fixed Account and the Separate Account minus any outstanding Loan Account amounts.)

                    If you choose the varying Death Benefit Option, the Death Benefit will be the greater of:

                    1) the Specified Amount plus the Net Accumulation Value when the Insured died or
                    2) the Corridor Death Benefit.

                    See page 27.

                    If you have borrowed against your Policy or surrendered a portion of your Policy, your Initial Death Benefit will be reduced by the Loan Account balance and any surrendered amount.

                    AMOUNT OF PREMIUM PAYMENT

                    When you apply for your Policy, you must decide how much premium to pay. Premium payments may be changed within the limits described on page 10.

                    You may use the value of the Policy to pay the premiums due and continue the Policy in force if sufficient values are available for premium payments. Be careful; if the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more premium payments. Charges against Policy values for the Cost of Insurance see page 21 increase as the Insured gets older.

                    If your Policy lapses because your Monthly Premium Deduction is larger than the Net Accumulation Value, you may reinstate your Policy. See page 32.

                    When you first receive your Policy you will have 10 days to look it over. This is called the "Right-to-Examine" period. Use this time to review your Policy and make sure it meets your needs. During this period, your Initial Premium Payment will be deposited in the Money Market Sub-Account. If you then decide you do not want your Policy, we will return all Premium Payments to you with no interest paid. See page 11.

                    SELECTION OF FUNDING VEHICLES

                    This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the Policy. If you put money into the variable funding options, you assume all the investment risk on that money. This means that if the mutual fund(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If those funds lose value, so does your Policy. Each fund has its own investment objective. You should carefully read each Fund's prospectus before making your decision.

                    You must choose the Sub-Accounts in which you want to place your Net Premium Payment. These Sub-Accounts make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. You may also place your Net Premium Payment or part of it into the Fixed Account. A Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. See page 15.

                    You may also use LLANY's Fixed Account to fund your Policy. Net Premium payments put into the Fixed Account:

                     - become part of LLANY's General Account;

                     - do not share the investment experience of the Separate
                       Account; and
                     - have a guaranteed minimum interest rate of 4% per year.

                    Interest beyond 4% is credited at LLANY's discretion. For additional information on the Fixed Account, see page 7.

                    CHARGES AND FEES


                    We deduct a premium charge of 5% from each Premium Payment. We make monthly deductions for administrative expenses (currently, $10 per month for the first Policy Year and $5 per month afterwards, guaranteed not to exceed $5 after the first Policy Year) along with the Cost of Insurance and any riders that are placed on your Policy. We make daily charges against the Separate Account for mortality and expense risk, at an annual rate of 0.75% for Policy Years 1-10, 0.35% for Policy Years 11-20 and 0.20% for Policy Years 21 and beyond.


                    Each Fund has its own management fee charge, also deducted daily. Each Fund's expense levels will affect its investment results. The table on page 22 shows you current expense levels for each Fund.

                    Each Policy Year you may make 12 transfers between funding options without charge. Beyond 12, a $25 fee may apply.

                    You may borrow within described limits against the Policy. You may surrender the Policy in full or withdraw part of its value.

                    The Surrender Charge is the amount retained by us if you totally surrender your Policy in up to the first 15 Policy years.

                    We charge you $25, but not more than 2% of the amount withdrawn, each time you request a partial surrender of your Policy. The length of the surrender charge period varies based on your age at the date of issue or any increase in Specified Amount. See page 26.

                    If you borrow against your Policy, interest will be charged to the Loan Account Value. The annual interest rate is 8%. You may pay that interest or have it added to your loan. LLANY will credit interest on the Loan Account Value at an annual rate equal to the interest rate charged minus 1% for the first ten Policy Years, and thereafter at the annual interest rate charged on the loan.

                    Charges and fees may be reduced in some circumstances where Policies are purchased by corporations and other groups or sponsoring organizations on a case basis. See page 26.

                    LLANY may derive a profit from its charges and may use these profits to finance distribution of the Policies.

                    CHANGES IN SPECIFIED AMOUNT

                    The Initial Specified Amount, chosen by the Policy Owner, is the initial Death Benefit.

                    Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum Specified Amount is currently $100,000. Such changes will affect other aspects of your Policy. See page 28.

LLANY, THE SEPARATE ACCOUNT AND
THE GENERAL ACCOUNT

                    Lincoln Life & Annuity Company of New York is a life insurance company chartered under New York law on June 6, 1996. Wholly-owned by The Lincoln National Life Insurance Company ("Lincoln Life") and in turn by Lincoln National Corporation ("LNC"), a publicly held Indiana insurance holding company incorporated in 1968, it is licensed to sell life insurance policies and annuity contracts in New York. Its principal office is at 120 Madison Street, Suite 1700, Syracuse, NY 13202. LLANY, Lincoln Life, LNC and their affiliates comprise the "Lincoln Financial Group" which provides a variety of wealth accumulation and protection products and services.

                    Lincoln Life & Annuity Flexible Premium Variable Life Account M ("Account M") is a "separate account" established pursuant to a resolution of the Board of Directors of LLANY. Under New York law, the assets of Account M attributable to the Policies, though LLANY's property, are not chargeable with liabilities of any other business of LLANY and are available first to satisfy LLANY's obligations under the Policies. Account M's income, gains, and losses are credited to or charged against Account M without regard to other income, gains, or losses of LLANY. Its values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a "unit investment trust" under the 1940 Act and meets the 1940 Act's definition of "separate account". Such registration does not involve supervision by the Commission of Account M's or our management, investment practices, or policies. We have other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.

                    Account M is divided into Sub-Accounts, each of which is invested solely in the shares of one of the Funds available as funding vehicles under the Policies. On each Valuation Day (any day on which the New York Stock Exchange is open), Net Premium Payments allocated to Account M will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account M are raised by selling Fund shares at net asset value.

                    The Funds and their investment objectives, which they may or may not achieve, are described in FUNDS. More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.

                    We reserve the right to add, withdraw or substitute Funds, subject to the conditions of the Policy and to compliance with regulatory requirements, if in our sole discretion legal, regulatory, marketing, tax or investment considerations so warrant or in the event a particular Fund is no longer available for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.

                    Shares of the Funds may be used by us and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a separate account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

                    A Policy may also be funded in whole or in part through the "Fixed Account", part of LLANY's General Account supporting its insurance and annuity obligations. We will credit interest on amounts held in the Fixed Account as we determine from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the 1933 Act in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.

BUYING VARIABLE LIFE INSURANCE

                    The Policies this Prospectus offers are variable life insurance policies which provide death benefit protection. Investors not needing death benefit protection should consider other forms of investment, as there are extra costs and expenses of providing the insurance feature. Further, life insurance purchasers who are risk-aversive or want more predictable premium levels and benefits may be more comfortable buying more traditional, non-variable life insurance. However, variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection and willing to assume investment risk and to monitor investment choices they have made.

                    Flexibility starts with the ability to make differing levels of premium payments. A young family just starting out may only be able to pay modest premiums initially but hope to increase premium payments over time. At first, this family would be paying primarily for the insurance feature (perhaps at ages where the insurance cost is relatively low) and later use a Policy more as a savings vehicle. A customer at peak earning capacity may wish to pay substantial premiums for a limited number of years prior to retirement, after which Policy values may suffice, based on future expected return results, though not guaranteed, to keep the Policy inforce for the expected lifetime and to provide, through loans, supplemental retirement income. A customer may be able to pay a large single premium, using the Policy primarily as a savings and investment vehicle for potential tax advantages. A parent or grandparent may find a policy on the life of a child or grandchild a useful gifting opportunity over a period of years and the basis of an investment program for the donee. A business may be able to use a Policy to fund non-qualified executive compensation or business continuation plans.

                    Sufficient premiums must always be paid to keep a policy inforce, and there is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated.

                    Flexibility also results from being able to select, monitor and change investment choices within a Policy. With the wide variety of funding options available, it is possible to fine tune an investment mix and change it to meet changing personal objectives or investment conditions. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

                    Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. And any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis. These situations would normally result in immediate tax liabilities in the case of direct investment in mutual funds.

                    While these tax deferral features also apply to variable annuities, liquidity (the ability of Policy owners to access Policy values) is normally more easily achieved with variable life insurance. Unless a policy has become a "modified endowment contract" (see TAX ISSUES), an Owner can borrow Policy values tax-free, without surrender charges and at very low net interest cost. Policy loans can be a source of retirement income. Variable annuity withdrawals are generally taxable to the extent of accumulated income, may be subject to surrender charges, and will result in penalty tax if made before age 59 1/2.

                    Depending on the death benefit option chosen, accumulated Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insured's age (see DEATH BENEFITS). The death benefit is income-tax free and may, with proper estate planning, be estate-tax free. A tax advisor should be consulted.

                    There are costs and expenses of variable life insurance ownership which are directly related to Policy values (i.e. asset based costs),as is true with investment in mutual funds or variable annuities. A significant additional cost of variable life insurance is the "cost of insurance" charge which is imposed on the "amount at risk" (the death benefit less Policy value) and increases as the insured grows older. This charge varies by age, underwriting classification, smoking status and in most states by gender. The effect of its increase can be seen in illustrations in this Prospectus (see Appendix 4) or in personalized illustrations available upon request. Surrender Charges, which decrease over time, are another significant additional cost if the Policy is not retained.

                    REPLACEMENTS

                    Before purchasing the Policy to replace, or to be funded with proceeds borrowed or withdrawn from, an existing life insurance policy, the applicant should consider a number of matters. Will any commission will be paid to an agent or any other person with respect to the replacement? Are coverages and comparable values available from the Policy, as compared to his or her existing policy? The Insured may no longer be insurable, or the contestability period may have elapsed with respect to the existing policy, while the Policy could be contested. The Owner should consider similar matters before deciding to replace the Policy or withdraw funds from the Policy for the purchase of funding a new policy of life insurance.

APPLICATION

                    Any person who wants to buy a Policy must first complete an application on a form provided by LLANY.

                    A completed application identifies the prospective Insured and provides sufficient information about the prospective insured to permit LLANY to begin underwriting the risks under the Policy. We require a medical history and examination of the Insured. LLANY may decline to provide insurance, or may place the Insured into a special underwriting category (these include preferred, non-smoker standard, smoker standard, non-smoker substandard and smoker substandard). The amount of the Cost of Insurance deducted monthly from the Policy value after issue varies among the underwriting categories as well as by age of the Insured at his/her nearest birthday and, in most states, gender of the Insured.

                    The applicant will initially select the Beneficiary or Beneficiaries who are to receive Death Benefit Proceeds, the initial face amount (the Initial Specified Amount) of the

                    Death Benefit and which of two methods of computing the Death Benefit is to be used. (See DEATH BENEFITS, Death Benefit Options). The applicant will also indicate both the frequency and amount of Premium Payments, (see PREMIUM FEATURES), and how Policy values are initially to be allocated among the available funding options following the expiration of the Right-to-Examine Period. (See RIGHT-TO-EXAMINE PERIOD).

OWNERSHIP

                    The Owner is the person or persons named as Owner in the application, and on the Date of Issue will usually be identified as Owner in the Policy Specifications. If no person is identified as Owner in the Policy Specifications, then the Insured is the Owner. The person or persons designated to be Owner of the Policy must have, or hold legal title for the sole benefit of a person who has, an "insurable interest" in the life of the Insured under applicable state law. The Owner may be the Insured, or any other natural person or non-natural entity.

                    The Owner is entitled to exercise rights under the Policy so long as the Insured is living. These rights include the power to select the Beneficiary and the Death Benefit Option. The Owner generally also has the right to request policy loans, make partial surrenders or surrender the Policy. The Owner may also name a new owner, assign the Policy or agree not to exercise all of the Owner's rights under the Policy.

                    If the Owner predeceases the Insured, the Owner's rights in the Policy will belong to the Owner's estate, unless otherwise specified to LLANY.

BENEFICIARY

                    The Beneficiary is designated by the Owner or the Applicant and is the person who will receive the Death Benefit proceeds payable under the Policy. Multiple Beneficiaries will be paid in equal shares, unless otherwise specified to LLANY.

                    Except when LLANY has acknowledged an assignment of the Policy or an agreement not to change the Beneficiary, the Owner may change the Beneficiary at any time while the Insured is living. Any request for a change in the Beneficiary must be in a written form satisfactory to LLANY and submitted to LLANY. Unless the Owner has reserved the right to change the Beneficiary, such a request must be signed by both the Owner and the Beneficiary. When LLANY has recorded the change of Beneficiary, it will be effective as of the date of signature or, if there is no such date, the date recorded. No change of Beneficiary will affect or prejudice LLANY as to any payment made or action taken by LLANY before it was recorded.

                    If any Beneficiary dies before the Insured, the Beneficiary's potential interest shall pass to any surviving Beneficiaries, unless otherwise specified to LLANY. If no named Beneficiary survives the Insured, any Death Benefit Proceeds will be paid to the Owner or the Owner's executor, administrator or assignee.

THE POLICY

                    The Policy is the life insurance contract described in this Prospectus. The Date of Issue is the date on which LLANY begins life insurance coverage under a Policy. A Policy Year is each twelve month period, beginning on the Date of Issue, during which the Policy is in effect. The Policy Anniversary is the day of the year the Policy was issued, or the next Valuation Day if that day is not a Valuation Day or is non-existent for that year. On issuance, a life insurance contract (Policy) will be delivered to the Owner. The Owner should promptly review the Policy to confirm that it sets forth the features specified in the application. The ownership and other options set forth in the Policy are registered, and may be transferred, solely on LLANY's books and records. Mere possession of the Policy does not imply ownership rights. If the Owner loses the Policy, LLANY will issue a replacement on request. LLANY may impose a Policy replacement fee.

                    POLICY SPECIFICATIONS

                    The Policy includes a Policy Specifications page, with supporting schedules, stating Policy information including the identity of the Owner, the Date of Issue, the Initial Specified Amount, the Death Benefit Option selected, the Insured, the Issue Age, the Beneficiary, the initial Premium Payment, the Surrender Charges, Expense Charges and Fees, Guaranteed Maximum Cost of Insurance Rates, and the No Lapse Premium.

PREMIUM FEATURES

                    The Policy permits flexible premium payments, meaning that the Owner may select the frequency and the amount of Premium Payments. After the Initial Premium Payment is made there is no minimum premium required, except to maintain the No Lapse Provision. (See LAPSE AND REINSTATEMENT No Lapse Provision). The initial Premium Payment is due on the Effective Date (the date on which the initial premium is applied to the Policy) and must be equal to or exceed the amount necessary to provide for two Monthly Deductions.

                    PLANNED PREMIUMS; ADDITIONAL PREMIUMS

                    Planned Premiums are the amount of premium (as shown in the Policy Specifications) the Applicant chooses to pay LLANY on a scheduled basis. This is the amount for which LLANY sends a premium reminder notice.

                    Any subsequent Premium Payments (Additional Premiums) must be sent directly to the Administrative Office. Additional Premiums will be credited only when actually received by LLANY. Planned Premiums may be billed annually, semiannually, or quarterly. Pre-authorized automatic Premium Payments can also be arranged at any time.

                    Unless specifically otherwise directed, any payment received (other than any Premium Payment necessary to prevent, or cure, Policy Lapse) will be applied first to reduce Policy Indebtedness. There is no premium load on such payments to the extent applied to reduce indebtedness.

                    LIMITS ON RIGHT TO MAKE PAYMENTS OF ADDITIONAL AND PLANNED PREMIUMS

                    The Owner may increase Planned Premiums, or pay Additional Premiums, subject to the following limitations and LLANY's right to limit the amount or frequency of Additional Premiums.

                    LLANY may require evidence of insurability if any payment of Additional Premium (including Planned Premium) would increase the difference between the Death Benefit and the Accumulation Value. If LLANY is unwilling to accept the risk, the increase in premium will be refunded without interest and without participation of such amounts in any underlying investment.

                    LLANY may also decline any Additional Premium (including Planned Premium) or a portion thereof that would result in total Premium Payments exceeding the maximum limitation for life insurance under federal tax laws. The excess amount would be returned.

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
                    PREMIUM LOAD; NET PREMIUM PAYMENT

                    LLANY deducts 5% from each Premium Payment. This amount, sometimes referred to as premium load, covers certain Policy-related state tax and federal income tax liabilities and a portion of the sales expenses incurred by LLANY. The Premium Payment, net of the premium load, is called the "Net Premium Payment."

RIGHT-TO-EXAMINE PERIOD

                    The Owner may return the Policy to LLANY for cancellation as follows.

                    If the Owner mails or delivers the Policy to the Administrative Office on or before 10 days after delivery of the Policy (60 days for Policies issued in replacement of other insurance) (Right-to-Examine Period), LLANY will refund to the Owner all Premium Payments.

                    Any Premium Payments received by LLANY before the end of the Right-to-Examine Period will be held in the Money Market Sub-Account, and will be allocated to the Sub-Accounts designated by the Owner at the end of the Right-to-Examine Period. If the Policy is returned for cancellation within the Right-to-Examine Period, we will return any Premium Payments within seven days, although refund of a Premium Payment made by check may be delayed until the check clears.

TRANSFERS AND ALLOCATION AMONG ACCOUNTS

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    The allocation of Net Premium Payments among the Fixed Account and the Sub-Accounts may be set forth in the application. An Owner may change the allocation of future Net Premium Payments at any time. In any allocation, the amount allocated to any Sub-Account must be in whole percentages and result in a Sub-Account Value of at least $100 or a Fixed Account Value of $2,500. LLANY, at its sole discretion, may waive minimum balance requirements on the Sub-Accounts.

                    TRANSFERS

                    The Owner may make transfers among the Sub-Accounts, on the terms set forth below, at any time before the Insured reaches Age 100. The Owner should carefully consider current market conditions and each Sub-Account's investment policies and related risks before allocating money to the Sub-Accounts.

                    Transfer of amounts from one Sub-Account to another or from the Sub-Accounts to the Fixed Account are possible at any time. Within 30 days after each anniversary of the Date of Issue, the Owner may transfer up to 20% of the Fixed Account Value (as of the preceding anniversary of the Date of Issue) to one or more Sub-Accounts. The cumulative amount of transfers from the Fixed Account within any such 30 day period cannot exceed 20% of the Fixed Account Value on the most recent Policy Anniversary. Up to 12 transfer requests (a request may involve more than a single transfer) may be made in any Policy Year without charge, and any value remaining in a Sub-Account after a transfer must be at least $100. LLANY reserves the right to impose a minimum transfer amount of $100 and a charge for each transfer request in excess of 12 requests in any Policy Year. LLANY may further limit transfers from the Fixed Account at any time.

                    Transfers must be made in proper written form, unless the Owner has given written authorization to LLANY to accept telephone transactions. Contact our Administrative Office for authorization forms and information on permitted telephone transactions.

                    Written transfer requests or adequately authenticated telephone transfer requests received at the Administrative Office by the close of the New York Stock Exchange (usually 4:00 PM ET) on a Valuation Day will be effective as of that day. Otherwise, requests will be effective as of the next Valuation Day.

                    Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values next determined after the Administrative Office receives a request in proper written form or adequately authenticated telephone transfer requests. Any transfer made which causes the remaining value of Accumulation Units for a Sub-Account or the Fixed Account to be less than $100 may result in those remaining Accumulation Units being canceled and their aggregate value reallocated proportionately among the other Sub-Accounts and the Fixed Account to which Policy values are then allocated.

                    OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

                    You may elect to participate in programs providing for Dollar Cost Averaging or Automatic Rebalancing, currently without charge, but may participate in only one program at any time. Transfers under these programs do not count against the 12 transfers per year without charge.

                    DOLLAR COST AVERAGING

                    Dollar Cost Averaging systematically transfers specified dollar amounts from the Money Market Sub-Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, an Owner may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.

                    If the Owner elects Dollar Cost Averaging, the value in the Money Market Sub-Account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.

                    An election for Dollar Cost Averaging is effective after the Administrative Office receives a request from the Owner in proper written form or by telephone, if adequately authenticated. An election is effective within ten business days, but only if there is sufficient value in the Money Market Sub-Account. LLANY may, in its sole discretion, waive Dollar Cost Averaging minimum deposit and transfer requirements.

                    Dollar Cost Averaging terminates automatically: (1) if the number of designated transfers has been completed; (2) if the value in the Money Market Sub-Account is insufficient to complete the next transfer; (3) within one week after the Administrative Office receives a request for termination in proper written form. or (4) if the Policy is surrendered.

                    AUTOMATIC REBALANCING

                    Automatic Rebalancing periodically restores to a pre-determined level the percentage of Policy value allocated to each Sub-Account (e.g. 20% Money Market, 50% Growth, 30% Utilities). The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until you change it. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing.

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
                    The Owner may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated or the allocation may be changed at any time, effective within ten business days upon receipt by the Administrative Office of a request in proper written form or by telephone if adequately authenticated.

POLICY VALUES

                    The Accumulation Value is the sum of the Fixed Account Value, Separate Account Value and the Loan Account Value. The Accumulation Value of the Policy depends on the performance of the underlying investments. Policy values are used to pay for Policy fees and expenses, including the Cost of Insurance. Premium Payments to meet your objectives will vary based on the investment performance of the underlying investments. A market downturn, affecting the Sub-Accounts upon which the Accumulation Value of a particular Policy depends, may require additional premium payments beyond those expected (unless the No Lapse Provision requirements have been satisfied) to maintain the level of coverage or to avoid lapse of the Policy. We strongly suggest you review periodic statements to determine if additional premium payments must be made to avoid lapse of the Policy.

                    We will tell you at least annually the Accumulation Value, the number of Accumulation Units credited to the Policy, current Accumulation Unit values, Sub-Account values, the Fixed Account Value and the Loan Account Value.

                    ACCUMULATION VALUE

                    The portion of a Premium Payment, after deduction for 5.0% for the premium load, is the Net Premium Payment. It is the Net Premium Payment that is available for allocation to the Fixed Account or the Sub-Accounts.

                    We credit each Net Premium Payment to the Policy as of the end of the Valuation Period in which it is received at the Administrative Office. The Valuation Period is the time between Valuation Days, and a Valuation Day is every day on which the New York Stock Exchange is open and trading unrestricted. Accumulation Units are valued on every Valuation Day.

                    The "Accumulation Value" of a Policy is determined by:
                    (1) multiplying the total number of Accumulation Units credited to the Policy for each Sub-Account by its appropriate current Accumulation Unit Value; (2) if a combination of Sub-Accounts is elected, totaling the resulting values; and (3) adding any values attributable to the Fixed Account and the Loan Account. The Accumulation Value will be affected by Monthly Deductions.

                    SEPARATE ACCOUNT VALUE

                    The Separate Account Value is the portion of the Accumulation Value that is attributable to the Separate Account.

                    ACCUMULATION UNIT VALUE

                    All or a part of a Net Premium Payment allocated to a Sub-Account is converted into Accumulation Units by dividing the amount allocated by the value of the Accumulation Unit for the Sub-Account next calculated after it is received at the Administrative Office. The Accumulation Unit value for each Sub-Account was initially established at $10.00.

                    The Accumulation Unit Value for each Sub-Account would thereafter increase or decrease from one Valuation Period to the next. Allocations to Sub-Accounts are made only as of the end of a Valuation Day.

                    ACCUMULATION UNITS

                    An "Accumulation Unit" is a unit of measure used in the calculation of the value of each Sub-Account. The Accumulation Unit value for a Sub-Account for a Valuation Period is determined as follows:
                       1. The total value of Fund shares held in the Sub-Account
                          is calculated by multiplying the number of Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period, and adding any dividend or other distribution of the Fund if an ex-dividend date occurs during the Valuation Period; minus
                       2. The liabilities of the Sub-Account at the end of the
                          Valuation Period; such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by LLANY that LLANY determines result from the operations of the Separate Account; and
                       3. The result of (2) is divided by the number of
                          Accumulation Units outstanding at the beginning of the Valuation Period.

                    The daily charge imposed on a Sub-Account for any Valuation Period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the Valuation Period. The amount of Monthly Deduction allocated to each Sub-Account will result in the cancellation of Accumulation Units that have an aggregate value on the date of such deduction equal to the total amount by which the Sub-Account is reduced.

                    The number of Accumulation Units credited to a Policy will not be changed by any subsequent change in the value of a Variable Accumulation Unit. Such value may vary from Valuation Period to Valuation Period to reflect the investment experience of the Fund used in a particular Sub-Account and fees and charges under the Policy.

                    FIXED ACCOUNT AND LOAN ACCOUNT VALUE

                    The Fixed Account Value and the Loan Account Value reflect amounts allocated to LLANY's General Account through payment of premiums or through transfers from the Separate Account. LLANY guarantees the Fixed Account Value.

                    NET ACCUMULATION VALUE

                    The "Net Accumulation Value" is the Accumulation Value less the Loan Account Value. The Net Accumulation Value represents the net value of the Policy and is the basis for calculating the Surrender Value.

FUNDS

                    Each of the Sub-Accounts of the Separate Account is invested solely in the shares of one of the Funds available under the Policies. Each of the Funds, in turn, is an investment portfolio of one of the trusts or corporations listed below. A given Fund may have a similar investment objective and principal investment strategy to those for another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables we cannot guarantee that there will be any correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.

                    The portfolios, their investment advisers and distributors, and the Funds within each that are available under the
                    Policies:

                    AIM VARIABLE INSURANCE FUNDS, managed by A I M
                    Advisors, Inc., and distributed by A I M Distributors Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173

                        AIM V.I. Growth Fund
                        AIM V.I. International Equity Fund
                        AIM V.I. Value Fund


                    AMERICAN FUNDS INSURANCE SERIES (ALSO KNOWN AS AMERICAN VARIABLE INSURANCE SERIES), managed by Capital Research and Management Company and distributed by American Funds Distributors, Inc., 333 South Hope Street, Los Angeles, CA 90071


                        AFIS Global Small Capitalization Fund -- Class 2 AFIS Growth Fund -- Class 2
                        AFIS Growth-Income Fund -- Class 2

                    BARON CAPITAL FUNDS TRUST, managed by BAMCO, Inc. and distributed by Baron Capital Inc., 767 Fifth Avenue, New York, NY 10153

                        Baron Capital Asset Fund -- Insurance Shares

                    DELAWARE GROUP PREMIUM FUND, managed by Delaware Management Company, One Commerce Square, Philadelphia, PA 19103 and for International and Emerging Markets, Delaware International Advisers, Ltd., 80 Cheapside, London, England ECV2 6EE, and distributed by Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA 19103

                        Devon Series -- Standard Class
                        Emerging Markets Series -- Standard Class
                        High Yield Series -- Standard Class (formerly Delchester
                    Series)
                        REIT Series -- Standard Class
                        Small Cap Value Series -- Standard Class
                        Trend Series -- Standard Class

                    DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST (FORMERLY BT INSURANCE FUNDS TRUST), managed by Bankers Trust Company, 130 Liberty Street (One Bankers Trust Plaza), New York, NY 10006 and distributed by Provident Distributors, Inc., Four Falls Corporate Center, West Conshohocken PA 19428

                        EAFE-Registered Trademark- Equity Index Fund
                        Equity 500 Index Fund
                        Small Cap Index Fund


                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND, FIDELITY VARIABLE INSURANCE PRODUCTS FUND II, AND FIDELITY VARIABLE INSURANCE PRODUCTS FUND III, managed by Fidelity Management & Research Company and distributed by Fidelity Distributors Corporation, 82 Devonshire Street, Boston, MA 02109


                        Fidelity VIP Growth -- Service Class
                        Fidelity VIP High Income -- Service Class
                        Fidelity VIP II Contrafund Portfolio -- Service Class Fidelity VIP III Growth Opportunities Portfolio --
                    Service Class

                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, managed by Templeton Investment Counsel, Inc. Broward Financial Centre, STE 2100 Fort Lauderdale FL 33394 and its Templeton and Franklin affiliates and distributed by Franklin Templeton Distributors, Inc. 777 Mariners Island Blvd. San Mateo CA 94403-7777


                        Templeton Growth Securities Fund -- Class 2 (formerly Templeton Stock Fund)


                        Templeton International Securities Fund -- Class 2 (formerly Templeton International Fund)


                    JANUS ASPEN SERIES, managed by Janus Capital and distributed by Janus Distributors, Inc., 100 Fillmore Street, Denver, CO 80206-4928.

                        Janus Aspen Series Balanced Portfolio -- Institutional
                    Shares
                        Janus Aspen Series Global Technology Portfolio --
                    Service Shares
                        Janus Aspen Series Worldwide Growth Portfolio --
                    Institutional Shares

                    LINCOLN NATIONAL FUNDS, managed by Lincoln Investment Management, Inc., 200 East Berry Street, Fort Wayne IN 46802, and distributed by Lincoln Financial
                    Advisors, Corp., 350 Church Street, Hartford, CT 06103. Sub-advisors are also noted.

                        LN Bond Fund, Inc.
                        LN Capital Appreciation Fund, Inc. (Sub-advised by Janus
                    Capital Corp.)
                        LN Equity-Income Fund, Inc. (Sub-advised by Fidelity
                    Management Trust Co.)
                        LN Global Asset Allocation Fund, Inc. (Sub-advised by
                    Putnam Investment Management, Inc.)
                        LN Money Market Fund, Inc.
                        LN Social Awareness Fund, Inc. (Sub-advised by Vantage
                    Investment Advisors Inc.)

                    Lincoln Investment Management, Inc. (Lincoln Investment) has informed the funds to which it provides advisory services that it intends to merge into a newly created series of its affiliate, Delaware Management Business Trust, during the second or third quarter of 2000. Lincoln Investment does not expect the merger to result in any change in the level of advisory services that it currently provides to these funds, although there may be some changes in, and additions to, personnel. See the prospectuses for these funds for more information.

                    MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST, managed by Massachusetts Financial Services Company and distributed by MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

                        MFS Emerging Growth Series
                        MFS Total Return Series
                        MFS Utilities Series

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, managed and distributed by Neuberger Berman Management Inc., 605 Third Avenue, 2nd Floor, New York, NY 10158-0006

                        NB AMT Mid-Cap Growth Portfolio
                        NB AMT Partners Portfolio

                    The investment advisory fees charged the Funds by their advisers are shown listed under "Fund Expenses" in this Prospectus.

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
                    Below is a brief description of the investment objective and program of each Fund. There can be no assurance that any of the stated investment objectives will be achieved.

                    AIM V.I. GROWTH FUND: Seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum. Focus is on companies that have experienced above-average growth in earnings and have excellent prospects for future growth.


                    AIM V.I. INTERNATIONAL EQUITY FUND: Seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.


                    AIM V.I. VALUE FUND: Seeks to achieve long-term growth of capital by investing primarily in equity securities judged by its investment advisor to be undervalued relative to the investment advisor's appraisal of current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective.

                    AFIS GLOBAL SMALL CAPITALIZATION FUND -- CLASS 2: Seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalization of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

                    AFIS GROWTH FUND -- CLASS 2: Seeks to make you investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

                    AFIS GROWTH-INCOME FUND -- CLASS 2: Seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

                    BARON CAPITAL ASSET FUND -- INSURANCE SHARES: Seeks to purchase stocks judged by the advisor to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.

                    DELAWARE GROUP DEVON SERIES -- STANDARD CLASS: Seeks growth and income by investing primarily in income-producing stocks that the manager believes have the potential for above-average dividend increases over time. This fund blends traditional growth and value investment styles.

                    DELAWARE GROUP EMERGING MARKETS SERIES -- STANDARD CLASS:
                    Seeks long-term growth by investing primarily in stocks of companies located or operating in emerging or developing countries.

                    DELAWARE GROUP HIGH YIELD SERIES -- STANDARD CLASS (FORMERLY DELCHESTER SERIES): Seeks total return and as a secondary objective, high current income. The Series invests in rated and unrated corporate bonds, (including high-risk, high yield bonds commonly known as junk bonds), foreign bonds, U.S. government securities and commercial paper. An investment in this Series may involve greater risks than an investment in a portfolio comprised primarily of investment grade bonds.

                    DELAWARE GROUP REIT SERIES -- STANDARD CLASS: Seeks to achieve maximum long-term total return by investing primarily in the securities of real estate investment trusts and real estate operating companies.

                    DELAWARE GROUP SMALL CAP VALUE SERIES -- STANDARD CLASS:
                    Seeks growth by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.


                    DELAWARE GROUP TREND SERIES -- STANDARD CLASS: Seeks long-term growth by investing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies.


                    DEUTSCHE VIT EAFE-REGISTERED TRADEMARK- FUND: Seeks to replicate as closely as possible (before the deduction of Expenses) the total return of the Europe, Australia, Far East Index (the EAFE-Registered Trademark- Index), a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside of the United States.

                    DEUTSCHE VIT EQUITY 500 FUND: Seeks to replicate as closely as possible the performance of the Standard & Poor's 500 Composite Price Index, before the deduction of the Fund expenses.

                    DEUTSCHE VIT SMALL CAP INDEX FUND: Seeks to replicate as closely as possible (before the deduction of expenses) the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an index consisting of approximately 2,000 small capitalization common stocks.

                    FIDELITY VIP GROWTH PORTFOLIO -- SERVICE CLASS: Seeks long-term capital appreciation. The portfolio normally purchases common stocks.

                    FIDELITY VIP HIGH INCOME PORTFOLIO -- SERVICE CLASS: Seeks high current income by investing at least 65% of total assets in income-producing debt securities, with an emphasis on lower quality securities.

                    FIDELITY VIP II CONTRAFUND PORTFOLIO -- SERVICE CLASS: Seeks capital appreciation by investing primarily in securities of companies whose value the advisor believes is not fully recognized by the public.

                    FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO -- SERVICE
                    CLASS: Seeks capital growth by investing primarily in common stocks.

                    JANUS ASPEN SERIES BALANCED PORTFOLIO -- INSTITUTIONAL
                    SHARES: Seeks long term growth of capital, consistent with the preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.


                    JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO -- SERVICE
                    SHARES: Seeks long-term growth of capital. The Portfolio invests primarily in equity securities of U.S. and foreign companies, selected for their growth potential. Normally, it invests at least 65% of its total assets in securities or companies that the portfolio manager believes will benefit significantly from advancements or improvements in technology.

                    JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO -- INSTITUTIONAL SHARES: Seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in insurers from at least 5 different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country.

                    LINCOLN NATIONAL BOND FUND: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium-and long-term corporate and government bonds.


                    LINCOLN NATIONAL CAPITAL APPRECIATION FUND: Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products and services are in high demand. It may also buy some money market securities and bonds, including junk bonds.



                    LINCOLN NATIONAL EQUITY-INCOME FUND: Seeks reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks with some high-yielding bonds (including junk bonds)


                    LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND: Seeks long-term total return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign insurers.

                    LINCOLN NATIONAL MONEY MARKET FUND: Seeks maximum current income consistent with the preservation of capital. The fund invests in short term obligations issued by U.S. corporations, the U.S. government, and federally-chartered banks and U.S. branches of foreign banks.

                    LINCOLN NATIONAL SOCIAL AWARENESS FUND: Seeks to achieve long-term capital appreciation, by investing in stocks of established companies which adhere to certain specific social criteria.

                    MFS EMERGING GROWTH SERIES: Seeks to provide long-term growth of capital.

                    MFS TOTAL RETURN SERIES: Seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

                    MFS UTILITIES SERIES: Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).


                    NB AMT MID-CAP GROWTH PORTFOLIO: Seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.



                    NB AMT PARTNERS PORTFOLIO: Seeks capital growth by investing mainly in common stocks of mid-to-large capitalization established companies, using the value-oriented investment approach. Neuberger Berman Management Inc. serves as the Fund's investment adviser. Neuberger Berman, LLC serves as the Fund's investment sub-adviser.



                    TEMPLETON GROWTH SECURITIES FUND -- CLASS 2 (FORMERLY TEMPLETON STOCK FUND): Seeks long-term capital growth. Invests primarily in stocks of companies in various nations throughout the world including the U.S. and emerging markets. Templeton Global Advisors Limited serves as the Fund's investment advisor.

                    TEMPLETON INTERNATIONAL SECURITIES FUND -- CLASS 2 (FORMERLY TEMPLETON INTERNATIONAL FUND): Seeks long-term capital growth. It invests primarily in stocks of companies outside the United States, including emerging markets. Templeton Investment Counsel, Inc. serves as Fund's investment advisor.


                    Several of the Funds may invest in non-investment grade, high-yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Fund Prospectuses. Please review the prospectuses carefully.

                    There is no assurance that the investment objective of any of the Funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. There is investment performance risk in each of the Sub-Accounts, although the amount of such risk varies significantly among the Sub-Accounts. Owners should read each Fund's prospectus carefully and understand the risks before making or changing investment choices. Additional Funds may, from time to time, be made available as underlying investments with prior approval of the New York Insurance Department. The right to select among Funds will be limited by the terms and conditions imposed by LLANY (See ALLOCATION OF NET PREMIUM PAYMENTS).

                    SUBSTITUTION OF SECURITIES

                    If the shares of any Fund should no longer be available for investment by the Separate Account or if, in the judgment of LLANY, further investment in such shares should cease to be appropriate in view of the purpose of the Separate Account or in view of legal, regulatory or federal income tax restrictions, LLANY may substitute shares of another Fund. There will be no substitution of securities in any Sub-Account without prior approval of the Commission. Substitute Funds may have higher charges than the Funds being replaced.

                    VOTING RIGHTS

                    LLANY will vote the shares of each Fund held in the Separate Account at special meetings of the shareholders of the particular Fund in accordance with instructions received by the Administrative Office in proper written form from persons having a voting interest in the Separate Account. LLANY will vote shares for which it has not received instructions in the same proportion as it votes shares in the Separate Account for which it has received instructions. The Funds do not hold regular meetings of shareholders.

                    To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct.

                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the appropriate Fund not more than sixty (60) days prior to the meeting of the particular Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

                    FUND PARTICIPATION AGREEMENTS

                    LLANY has entered into agreements with the various trusts or corporations and their advisers or distributors under which LLANY makes the Funds available under the Policies and performs certain administrative services. In some cases, the advisers or distributors may compensate LLANY at annual rates of between .10% and .25% of assets in a particular Fund attributable to the Policies.

CHARGES AND FEES

                    LLANY deducts charges in connection with the Policy to compensate it for providing the insurance benefit set forth in the Policy, administering the Policy, assuming certain risks in connection with the Policy and for incurring expenses associated with the distribution of the Policy.

                    The nature and amount of these charges are as follows:

                    DEDUCTIONS FROM PREMIUM PAYMENTS

                    We deduct a premium charge of 5% from each Premium Payment.

                    DEDUCTIONS MADE MONTHLY

                    We make various expense deductions monthly. The Monthly Deductions, including the Cost of Insurance Charge and charges for supplemental riders or benefits, if any, are deducted proportionately from the Net Accumulation Value of each underlying investment subject to the charge. For Sub-Accounts, Accumulation Units are canceled and the value of the canceled Units withdrawn in the same proportion as their respective values have to the Net Accumulation Value. The Monthly Deductions are made on the "Monthly Anniversary Day", the Date of Issue and the same day of each month thereafter, or if there is no such date in a given month, then the first Valuation Day of the next month. If the day that would otherwise be a Monthly Anniversary Day is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day.

                    If the Net Accumulation Value is insufficient to cover the current Monthly Deduction, you have a 61-day period (Grace Period) to make a payment sufficient to cover that deduction. (See LAPSE AND REINSTATEMENT Lapse of a Policy).

                    MONTHLY DEDUCTION


                    There is a flat dollar Monthly Deduction of $10 until the first Policy Anniversary and, currently, $5 thereafter (guaranteed not to exceed $5 after the first Policy Year).


                    These charges compensate LLANY for administrative expenses associated with Policy issue and ongoing Policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.

                    COST OF INSURANCE CHARGE

                    The Cost of Insurance is the portion of the Monthly Deduction designed to compensate LLANY for the anticipated cost of paying Death Benefits in excess of the Accumulation Value, not including riders, supplemental benefits or monthly expense charges.

                    The Cost of Insurance charge depends on the Age, policy duration, underwriting category and gender (in accordance with state law) of the Insured and the current Net

                    Amount at Risk. The Net Amount at Risk is the Death Benefit minus the Accumulation Value. The rate on which the Monthly Deduction for the Cost of Insurance is based will generally increase as the Insured ages, although the Cost of Insurance charge could decline if the Net Amount at Risk drops relatively faster than the Cost of Insurance Rate increases.

                    The Cost of Insurance charge is determined by dividing the Death Benefit at the beginning of the Policy Month by
                    1.0032737 (the monthly equivalent of an annual rate of 4%), subtracting the Accumulation Value at the beginning of the Policy Month and multiplying the result (the Net Amount at Risk) by the applicable Cost of Insurance Rate as determined by LLANY. The Guaranteed Cost of Insurance Rates are in Appendix 3.

                    MORTALITY AND EXPENSE RISK CHARGE

                    LLANY deducts a daily charge as a percentage of the assets of the Separate Account as a mortality and expense risk charge. The mortality risk assumed is that insureds may live for a shorter period than estimated, and therefore, a greater amount of death benefit will be payable. The expense risk assumed is that expenses incurred in issuing and administering the policies will be greater than estimated. The mortality and expense risk charge is guaranteed at an annual rate of 0.75% in Policy Years 1-10, 0.35% in Policy Years 11-20 and 0.20% in Policy Years 21 and beyond.

                    FUND EXPENSES

                    The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. The charge reflects asset management fees of the investment advisor (Management Fees), and other expenses incurred by the funds (including 12b-1 fees for a class of shares and Other Expenses). The charge has the effect of reducing the investment results credited to the Sub-Accounts. Future Fund expenses will vary.


                                                                                               TOTAL
                                                                                               ANNUAL                  TOTAL FUND
                                                                                                FUND                   OPERATING
                                                                                             OPERATING                  EXPENSES
                                                                                              EXPENSES      TOTAL         WITH
                                                                                              WITHOUT      WAIVERS      WAIVERS
                                                         MANAGEMENT     12(B)1     OTHER     WAIVERS OR      AND          AND
                                       FUND                FEES(1)       FEE      EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
                            ---------------------------  -----------   --------   --------   ----------   ----------   ----------
                            AIM V.I. Growth Fund.......     0.63%         N/A       0.10%       0.73%         N/A         0.73%
                            AIM V.I. International
                              Equity Fund..............     0.75%         N/A       0.22%       0.97%         N/A         0.97%
                            AIM V.I. Value Fund........     0.61%         N/A       0.15%       0.76%         N/A         0.76%
                            AFIS Global Small
                              Capitalization Fund-
                              Class 2..................     0.78%        0.25%      0.03%       1.06%         N/A         1.06%
                            AFIS Growth Class 2........     0.38%        0.25%      0.01%       0.64%         N/A         0.64%
                            AFIS Growth Income
                              Class 2..................     0.34%        0.25%      0.01%       0.60%         N/A         0.60%
                            Baron Capital Asset
                              Fund-Insurance
                              Shares(2)................     1.00%        0.25%      0.63%       1.88%       (0.38)%       1.50%
                            Delaware Devon Series
                              Standard Class (3a)......     0.65%         N/A       0.10%       0.75%         N/A         0.75%
                            Delaware Emerging Markets
                              Series-Standard
                              Class (3b)...............     1.25%         N/A       0.28%       1.53%       (0.06)%       1.47%
                            Delaware High Yield Series
                              (formerly Delchester)
                              Standard Class (3c)......     0.65%         N/A       0.07%       0.72%         N/A         0.72%
                            Delaware REIT Series
                              Standard Class (3d)......     0.75%         N/A       0.21%       0.96%       (0.11)%       0.85%
                            Delaware Small Value Series
                              Standard Class (3e)......     0.75%         N/A       0.10%       0.85%         N/A         0.85%
                            Delaware Trend Series
                              Standard Class (3f)......     0.75%         N/A       0.07%       0.82%         N/A         0.82%
                            Deutsche VIT EAFE Index
                              Fund(4)..................     0.45%         N/A       0.70%       1.15%       (0.50)%       0.65%
                            Deutsche VIT Equity 500
                              Index Fund(4)............     0.20%         N/A       0.23%       0.43%       (0.13)%       0.30%
                            Deutsche VIT Small Cap
                              Index Fund(4)............     0.35%         N/A       0.83%       1.18%       (0.73)%       0.45%

                                                                                               TOTAL
                                                                                               ANNUAL                  TOTAL FUND
                                                                                                FUND                   OPERATING
                                                                                             OPERATING                  EXPENSES
                                                                                              EXPENSES      TOTAL         WITH
                                                                                              WITHOUT      WAIVERS      WAIVERS
                                                         MANAGEMENT     12(B)1     OTHER     WAIVERS OR      AND          AND
                                       FUND                FEES(1)       FEE      EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
                            ---------------------------  -----------   --------   --------   ----------   ----------   ----------
                            Fidelity VIP Growth
                              Portfolio Service
                              Class (5)................     0.58%        0.10%      0.09%       0.77%         N/A         0.77%
                            Fidelity VIP High Income
                              Portfolio Service
                              Class (5)................     0.58%        0.10%      0.11%       0.79%         N/A         0.79%
                            Fidelity VIP II ContraFund
                              Portfolio-Service
                              Class (5)................     0.58%        0.10%      0.10%       0.78%         N/A         0.78%
                            Fidelity VIP III Growth
                              Opportunities Portfolio
                              Service Class (5)........     0.58%        0.10%      0.11%       0.79%         N/A         0.79%
                            Janus Aspen Series Balanced
                              Portfolio (Institutional
                              Shares)(6)...............     0.65%         N/A       0.02%       0.67%         N/A         0.67%
                            Janus Aspen Series Global
                              Technology Portfolio
                              (Service Shares)(6)......     0.65%        0.25%      0.13%       1.03%         N/A         1.03%
                            Janus Aspen Series
                              Worldwide Growth
                              Portfolio(6).............     0.65%         N/A       0.05%       0.70%         N/A         0.70%
                            LN Bond Fund...............     0.45%         N/A       0.08%       0.53%         N/A         0.53%
                            LN Capital Appreciation
                              Fund.....................     0.72%         N/A       0.06%       0.78%         N/A         0.78%
                            LN Equity-Income Fund......     0.72%         N/A       0.07%       0.79%         N/A         0.79%
                            LN Global Asset Allocation
                              Fund.....................     0.72%         N/A       0.19%       0.91%         N/A         0.91%
                            LN Money Market Fund.......     0.48%         N/A       0.11%       0.59%         N/A         0.59%
                            LN Social Awareness Fund...     0.33%         N/A       0.05%       0.38%         N/A         0.38%
                            MFS Emerging Growth
                              Fund(7)..................     0.75%         N/A       0.09%(1)    0.84%         N/A         0.84%
                            MFS Total Return
                              Series(7)................     0.75%         N/A       0.15%(1)    0.90%         N/A         0.90%
                            MFS Utilities
                              Series (7)...............     0.75%         N/A       0.16%(1)    0.91%         N/A         0.91%
                            Neuberger Berman AMT
                              Mid-Cap Growth
                              Portfolio(8).............     0.85%         N/A       0.23%       1.08%       (0.08)%       1.00%
                            Neuberger Berman AMT
                              Partners Portfolio(8)....     0.80%         N/A       0.07%       0.87%         N/A         0.87%
                            Templeton Growth Securities
                              Fund Class 2(9a,b,c).....     0.83%        0.25%      0.05%       1.13%         N/A         1.13%
                            Templeton International
                              Securities Fund
                              Class 2(9b,d)............     0.69%        0.25%      0.19%       1.13%         N/A         1.13%


                     ---------------------------------------------------
                     (1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors. Some advisors pay higher fees than others.

                     (2) The Adviser is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 1999 through December 31, 1999 would have been 1.88%.

                     (3)(a) The investment advisor for the Devon Series is
                            Delaware Management Company ("DMC"). Effective
                            May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse each Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
                            0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million; all per year.

                       (b) The investment advisor for the Emerging Markets
                           Series is Delaware International Advisers Ltd. ("DIAL"). Effective May 1, 2000 through October 31, 2000, DIAL has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 1.50%. Without such an arrangement, the total annual operating expenses for the Series would have been 1.53%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 1.25% on the first $500 million, 1.20% on the next $500 million, 1.15% on the next $1,500 million, 1.10% on assets in excess of $2,500 million; all per year.

                       (c) The investment advisor for the High Yield Series is
                           Delaware Management Company ("DMC"). Effective
                           May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million; all per year.

                       (d) The investment advisor for the REIT Series is
                           Delaware Management Company ("DMC"). Effective
                           May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total annual operating expenses for the Series would have been 0.96%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
                           0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million; all per year.

                       (e) The investment advisor for the Small Cap Value Series
                           is Delaware Management Company ("DMC"). Effective
                           May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
                           0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million; all per year.

                       (f) The investment advisor for the Trend Series is
                           Delaware Management Company ("DMC"). Effective
                           May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
                           0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million; all per year.

                     (4) Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Under the Advisory Agreement with the "Advisor", the Small Cap Index Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.45% of average daily net assets. Under the Advisory Agreement the "Advisor", the EAFE Equity Index Fund will pay an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.65% of average daily net assets. Without the reimbursement to the Funds for the year ended 12/31/99 total expenses would have been 0.43% for the Equity 500 Index Fund, 1.18% for the Small Cap Index Fund and 1.15% for the EAFE Equity Index Fund.

                     (5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. The total operating expenses, after reimbursement would have been: Growth 0.75% (service); Contrafund 0.75% (service); Growth Opportunities 0.78% (service).


                     (6) Expenses (except for Global Technology Portfolio) are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Worldwide Growth and Balanced Portfolios. Expenses for Global Technology Portfolio are based on the estimated expenses that the Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.


                     (7) Each series has an expense offset arrangement which reduces the series' custodian fee based on the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangement and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had the fee reductions been taken ton account, "Net Expenses" would be lower for certain series and would equal:
                              0.83% for Emerging Growth Series
                              0.89% for Total Return Series
                              0.90% for Utilities Series

                     (8) Expenses reflect expense reimbursement. Neuberger Berman Management Inc. ("NBMI") has undertaken through May 1, 2001 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1.0% of the AMT Mid-Cap Growth Portfolio's average daily net asset value. Absent such reimbursement, Total Annual Expenses for the portfolio for the year ended December 31, 1999 would have been 1.08%.

                     (9)(a) The fund administration fee is paid indirectly
                            through the management fee.

                       (b) The fund's class 2 distribution plan or "rule 12b-1
                           plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.


                       (c) On 2/8/00, a merger and reorganization was approved
                           that combined the fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/01/00 would be estimated as: Management Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05%, and Total Fund Operating Expenses 1.10%.



                       (d) On 2/8/00, shareholders approved a merger and
                           reorganization that combined the fund with the Templeton International Equity Fund, effective 5/01/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
                           Management Fees 0.65%, Distribution and Service Fees 0.25%, Other Expenses 0.20%, and Total Fund Operating Expenses 1.10%.

                    SURRENDER CHARGES

                    A generally declining "Surrender Charge" may apply if the Policy is totally surrendered or lapses during the first fifteen years following the Date of Issue or the first fifteen years following an increase in Specified Amount. The Surrender Charge varies by Age of the Insured, the number of years since the Date of Issue, and Specified Amount. The length of the Surrender Charge period varies based on the Age of the Insured on the date of issue or date of increase in Specified Amount as follows:

                            AGE     SURRENDER CHARGE PERIOD
                            ----    -----------------------
                            0-50            15 years
                             51             14 years
                             52             13 years
                             53             12 years
                             54             11 years
                            55+             10 years

                    The charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs and is retained by LLANY. The maximum Surrender Charge is included in each Policy and is in compliance with each state's nonforfeiture law. Examples of the Surrender Charge can be seen in Appendix 2.

                    The Surrender Charge under a Policy is proportional to the face amount of the Policy. Expressed as a percentage of face amount, it is higher for older than for younger issue ages. The Surrender Charge cannot exceed Policy value. All Surrender Charges decline to zero over the 15 years following issuance of the Policy. See, for example, the illustrations in Appendix 4 for issue ages 45 and 55.

                    If the Specified Amount is increased, a new Surrender Charge will be applicable, in addition to any existing Surrender Charge. The Surrender Charge applicable to the increase would be equal to the Surrender Charge on a new Policy whose Specified Amount was equal to the amount of the increase. Supplemental Policy Specifications will be sent to the Owner upon an increase in Specified Amount reflecting the maximum additional Surrender Charge in the Table of Surrender Charges. The minimum allowable increase in Specified Amount is $1,000. LLANY may change this at any time.

                    If the Specified Amount is decreased while the Surrender Charge applies, the Surrender Charge will remain the same.

                    No Surrender Charge is imposed on a partial surrender, but an administrative fee of $25 (not to exceed 2% of the amount surrendered) is imposed, allocated pro-rata among the Sub-Accounts from which the partial surrender proceeds are taken.

                    Any surrender may result in tax implications. (SEE TAX
                    ISSUES)

                    Based on its actuarial determination, LLANY does not anticipate that the Surrender Charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which LLANY will incur in connection with the Policy. Any such shortfall, including but not limited to payment of sales and distribution expenses, would be available for recovery from the general account of LLANY, which supports insurance and annuity obligations.

                    REDUCTION OF CHARGES -- PURCHASES ON A CASE BASIS

                    This Policy is available for purchases by corporations and other groups or sponsoring organizations on a Case basis. LLANY reserves the right to reduce premium loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the individual policies and any other circumstances which LLANY believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by LLANY on a uniform Case basis. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners funded by Account M.

                    TRANSACTION FEE FOR EXCESS TRANSFERS

                    LLANY reserves the right to impose a charge for each transfer request in excess of 12 in any Policy Year. A single transfer request may consist of multiple transactions.

DEATH BENEFITS

                    The Death Benefit Proceeds is the amount payable to the Beneficiary upon the death of the Insured, in accordance with the Death Benefit Option selected. Loans (if any) and overdue deductions are deducted from the Death Benefit Proceeds prior to payment.

                    The applicant must select the Specified Amount of the Death Benefit, which may not be less than $100,000, and the Death Benefit Option. The two Death Benefit Options are described below. The applicant must consider a number of factors in selecting the Specified Amount, including the amount of proceeds required when the Insured dies and the Owner's ability to make Premium Payments. The ability of the Owner to support the Policy, particularly in later years, is an important factor in selecting between the Death Benefit Options, because the greater the Net Amount at Risk at any time, the more that will be deducted each month from the value of the Policy to pay the Cost of Insurance.

                    DEATH BENEFIT OPTIONS

                    Two different Death Benefit Options are available under the Policy. The Death Benefit Proceeds payable under the Policy is the greater of (a) the Corridor Death Benefit or (b) the amount determined under the Death Benefit Option in effect on the date of the Insured's Death, less (in each case) any indebtedness under the Policy. In the case of Death Benefit Option 1, the Specified Amount is reduced by the amount of any partial surrender. The Corridor Death Benefit is the applicable percentage (the Corridor Percentage) of the Accumulation Value (rather than by reference to the Specified Amount) required to maintain the Policy as a "life insurance contract" for Federal income tax purposes. The Corridor Percentage is 250% through the time the insured reaches Age 40 and decreases in accordance with the table in Appendix 3 to 100% when the Insured reaches Age 95.

                    Death Benefit Option 1 provides Death Benefit Proceeds equal to the Specified Amount (a minimum of $100,000). If
                    Option 1 is selected, the Policy pays level Death Benefit Proceeds unless the Minimum Death Benefit exceeds the Specified Amount. (See DEATH BENEFITS, Federal Income Tax Definition of Life Insurance).

                    Death Benefit Option 2 provides Death Benefit Proceeds equal to the sum of the Specified Amount plus the Net Accumulation Value as of the date of the Insured's death.

                    If Option 2 is selected, the Death Benefit Proceeds increase or decrease over time, depending on the amount of premium paid and the investment performance of the underlying Sub-Accounts.

                    If for any reason the applicant fails to affirmatively elect a particular Death Benefit Option, Death Benefit Option 1 shall apply until changed as provided below.

                    Owners who prefer insurance coverage that generally does not vary in amount and generally has lower Cost of Insurance Charges should elect Option 1. Owners who prefer to have favorable investment experience reflected in increased insurance coverage should select Option 2. Under Option 1, any Surrender Value at the time of the Insured's Death will revert to LLANY.

                    CHANGES IN DEATH BENEFIT OPTIONS AND SPECIFIED AMOUNT

                    All requests for changes between Death Benefit Options and changes in the Specified Amount must be submitted in proper written form to the Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If requested, a supplemental application and evidence of insurability must also be submitted to LLANY.

                    In a change from Death Benefit Option 1 to Death Benefit Option 2, the Specified Amount shall be reduced so it thereafter equals (a) the amount payable under the Death Benefit Option in effect immediately before the change, minus (b) the Accumulation Value immediately before the change. In a change from Death Benefit Option 2 to Death Benefit Option 1, the Specified Amount shall be increased so that it thereafter equals the amount payable under the Death Benefit Option in effect immediately before the change.

                    Any reductions in Specified Amount will be made against the initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to the Policy.

                    LLANY may at its discretion decline any request for a change between Death Benefit Options or increase in the Specified Amount. LLANY may at its discretion decline any request for change of the Death Benefit Option or reduction of the Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of Federal income tax law.

                    Any change is effective on the first Monthly Anniversary Day on or after the date of approval of the request by LLANY, unless the Monthly Deduction Amount would increase as a result of the change. In that case, the change is effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to or greater than the Monthly Deduction Amount, as increased.

                    FEDERAL INCOME TAX DEFINITION OF LIFE INSURANCE

                    The amount of the Death Benefit must satisfy certain requirements under the Code if the policy is to qualify as insurance for federal income tax purposes. The amount of the Death Benefit Proceeds required to be paid under the Code to maintain the Policy as life insurance under each of the Death Benefit Options (see INSURANCE COVERAGE PROVISIONS, Death Benefit) is equal to the product of the Accumulation Value and the applicable Corridor Percentage. A table of Corridor Percentages is in Appendix 3.

NOTICE OF DEATH OF INSURED

                    Due Proof of Death must be furnished to LLANY at the Administrative Office as soon as reasonably practical after the death of the Insured, the person whose life is insured under the Policy. Due Proof of Death must be in proper written form and includes a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof of death satisfactory to LLANY.

PAYMENT OF DEATH BENEFIT PROCEEDS

                    The Death Benefit Proceeds under the Policy will ordinarily be paid within seven days, if in a lump sum, or in accordance with any Settlement Option selected by the Owner or the Beneficiary, after receipt at the Administrative Office of Due Proof of Death of the Insured. The amount of the Death Benefit Proceeds under Option 2 will be determined as of the date of the Insured's death. Payment of the Death Benefit Proceeds may be delayed if the Policy is contested or if Separate Account values cannot be determined.

                    SETTLEMENT OPTIONS

                    There are several ways in which the Beneficiary may receive the Death Benefit Proceeds or in which the Owner may choose to receive payments upon the surrender of the Policy.

                    The Owner may elect or change a Settlement Option while the insured is alive; If the Owner has not irrevocably selected a Settlement Option, the Beneficiary may do so within 90 days after the Insured dies. If no Settlement Option is selected, the Death Benefit Proceeds will be paid in a lump sum.

                    If the Policy is assigned as collateral security, LLANY will pay any amount due the assignee in one lump sum. Any remaining Death Benefit Proceeds will be paid as elected.

                    A request to elect, change, or revoke a Settlement Option must be received in proper written form by the Administrative Office before payment of the lump sum or under any Settlement Option. The first payment under the Settlement Option selected will become payable on the date proceeds are settled under the option. Payments after the first payment will be made on the first day of each month. Once payments have begun, the Policy cannot be surrendered and neither the payee nor the Settlement Option may be changed.

                    There are at least four Settlement Options:

                       The first Settlement Option is an annuity for the lifetime of the payee.

                       The second Settlement Option is an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months.

                       Under the third Settlement Option, LLANY makes monthly payments for a stated number of years, at least five but no more than thirty.

                       Under the fourth Settlement Option, LLANY pays at least 3% interest annually on the sum left on deposit, and pays the amount on deposit on the payee's death.

                    Any other Settlement Option offered by LLANY at the time of election may also be selected.

POLICY LIQUIDITY

                    The accumulated value of the Policy is available for loans or withdrawals. Subject to certain limitations, the Owner may borrow against the Surrender Value of the Policy, may make a partial surrender of some of the Surrender Value of the Policy and may fully surrender the Policy for its Surrender Value.

                    POLICY LOANS

                    The Owner may at any time borrow in the aggregate up to 100% of the Surrender Value at the time a Policy Loan is made. LLANY may, however, limit the amount of the loan so that the total Policy indebtedness will not exceed 90% of the amount of the Accumulation Value less any Surrender Charge that would be imposed on a full surrender. The Owner must execute a loan agreement and assign the Policy to LLANY free of any other assignments. The Loan Account is the account in which Policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Fixed Account or the Sub-Accounts. Interest on Policy Loans accrues at an annual rate of 8%, and is payable to LLANY (for its account) once a year in arrears on each Policy Anniversary, or earlier upon full surrender or other payment of proceeds of a Policy.

                    The amount of a loan, plus any accrued but unpaid interest, is added to the outstanding Policy Loan balance. Unless paid in advance, any loan interest due will be transferred proportionately from the values in the Fixed Account and each Sub-Account, and treated as an additional Policy Loan, and added to the Loan Account Value.

                    LLANY credits interest to the Loan Account Value of 7% in Policy Years 1-10 and 8% thereafter, so the net cost of a Policy Loan is 1% in years 1-10 and 0% thereafter.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts (including for this purpose the Fixed Account), transfers from each for loans and loan interest will be made in proportion to the assets in each such Sub-Account at that time, unless LLANY is instructed otherwise in proper written form at the Administrative Office. Repayments on the loan and interest credited on the Loan Account Value will be allocated according to the most recent Premium Payment allocation at the time of the repayment.

                    A Policy Loan, whether or not repaid, affects the proceeds payable upon the Death and the Accumulation Value. The longer a Policy Loan is outstanding, the greater the effect is likely to be. While an outstanding Policy Loan reduces the amount of assets invested, depending on the investment results of the Sub-Accounts, the effect could be favorable or unfavorable.

                    If at any time the total indebtedness against the Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate without value subject to the conditions in the Grace Period Provision, unless the No Lapse Provision is in effect. (SEE LAPSE AND REINSTATEMENT, Lapse of a Policy)

                    If a Policy lapses while a loan is outstanding, adverse tax consequences may result.

                    PARTIAL SURRENDER

                    You may make a partial surrender at any time while the Insured is alive by request to the Administrative Office in proper written form or by telephone, if you have authorized telephone transactions. A $25 transaction fee (not to exceed 2% of the amount surrendered) is charged for each partial surrender. Total partial surrenders may not exceed 90% of the Surrender Value of the Policy. Each partial surrender may not be less than $500. Partial surrenders are subject to other limitations as described below.

                    Partial surrenders may reduce the Specified Amount and, in each case, reduce the Death Benefit Proceeds. To the extent that a requested partial surrender would cause the Specified Amount to be less than $100,000, the partial surrender will not be permitted by LLANY. In addition, if following a partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the surrender may be limited to the extent necessary to meet the federal tax law requirements.

                    The effect of partial surrenders on the Death Benefit Proceeds depends on the Death Benefit Option elected under the Policy. If Death Benefit Option 1 has been elected, a partial surrender would reduce the Accumulation Value and the Specified Amount. The reduction in the Specified Amount, which would reduce any past increases on a last in, first out basis, reduces the amount of the Death Benefit Proceeds.

                    If Death Benefit Option 2 has been elected, a partial surrender would reduce the Accumulation Value, but would not reduce the Specified Amount. The reduction in the Accumulation Value reduces the amount of the Death Benefit Proceeds.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts, surrenders from each will be made in proportion to the assets in each Sub-Account at the time of the surrender, unless LLANY is instructed otherwise in proper written form at the Administrative Office. LLANY may at its discretion decline any request for a partial surrender.

                    SURRENDER OF THE POLICY

                    You may surrender the Policy at any time on surrender of the Policy, LLANY will pay you, or your assignee, the Surrender Value next computed after receipt of the request in proper written form at the Administrative Office. If the owner makes a full surrender, all coverage under the policy will automatically terminate and may not be reinstated.

                    SURRENDER VALUE

                    The "Surrender Value" of a Policy is the amount you can receive in a lump sum by surrendering the Policy. The Surrender Value is the Net Accumulation Value less the Surrender Charge (SEE CHARGES AND FEES, Surrender Charge). All or part of the Surrender Value may be applied to one or more of the Settlement Options. Surrender Values are illustrated in Appendix 4.

                    DEFERRAL OF PAYMENT AND TRANSFERS

                    Payment of loans or of the Surrender Value from any of the Sub-Accounts will generally be made within seven days. Payment or transfer from the Fixed Account may be deferred up to six months at LLANY's option. If LLANY exercises its right to defer any payment from the Fixed Account, interest will accrue and be paid as required by law from the date the recipient would otherwise have been entitled to receive the payment.

ASSIGNMENT; CHANGE OF OWNERSHIP

                    While the Insured is living, you may assign your rights in the Policy, including the right to change the beneficiary designation. The assignment must be in proper written form, signed by you and recorded at the Administrative Office. No assignment will affect, or prejudice LLANY as to, any payment made or action taken by LLANY before it was recorded. LLANY is not responsible for any assignment not submitted for recording, nor is LLANY responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to LLANY at the time the assignment is recorded and any interest accrued on such indebtedness after recordation of any assignment.

                    Once recorded, the assignment remains effective until released by the assignee in proper written form. So long as an effective assignment remains outstanding, you will not be permitted to take any action with respect to the Policy without the consent of the assignee in proper written form.

                    So long as the Insured is living, you may name a new Owner by recording a change in ownership in proper written form at the Administrative Office. On recordation, the change will be effective as of the date of execution of the document of transfer or, if there is no such date, the date of recordation. No such change of ownership will affect, or prejudice LLANY as to, any payment made or action taken by LLANY before it was recorded. LLANY may require that the Policy be submitted to it for endorsement before making a change.

LAPSE AND REINSTATEMENT

                    LAPSE OF A POLICY

                    If at any time the Net Accumulation Value is insufficient to pay the Monthly Deduction, the Policy is subject to lapse and automatic termination of all coverage under the Policy. The Net Accumulation Value may be insufficient (1) because it has been exhausted by earlier deductions, (2) due to poor investment performance, (3) due to partial surrenders,
                    (4) due to indebtedness for Policy Loans, or (5) because of some combination of the foregoing factors.

                    If LLANY has not received a Premium Payment or payment of indebtedness on Policy Loans necessary so that the Net Accumulation Value is sufficient to pay the Monthly Deduction Amount on a Monthly Anniversary Day, LLANY will send a written notice to the Owner and any assignee of record. The notice will state the amount of the Premium Payment or payment of indebtedness on Policy Loans necessary such that the Net Accumulation Value is at least equal to two times the Monthly Deduction Amount. If the minimum required amount set forth in the notice is not paid to LLANY on or before the day that is the later of (a) 31 days after the date of mailing of the notice, and (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent (together, the Grace Period), then the policy shall terminate and all coverage under the policy shall lapse without value.

                    REINSTATEMENT OF A LAPSED POLICY

                    After the Policy has lapsed due to the failure to make a necessary payment before the end of an applicable Grace Period, it may be reinstated provided (a) it has not been surrendered, (b) there is an application for reinstatement in proper written form, (c) evidence of insurability of the insured is furnished to LLANY and it agrees to accept the risk, (d) LLANY receives a payment sufficient to keep the Policy in force for at least two months, and (e) any accrued loan interest is paid. The effective date of the reinstated Policy shall be the Monthly Anniversary Day after the date on which LLANY approves the application for reinstatement. Surrender Charges will be reinstated as of the Policy Year in which the Policy lapsed.

                    If the Policy is reinstated, such reinstatement is effective on the Monthly Anniversary Day following LLANY approval. The Accumulation Value at reinstatement will be the Net Premium Payment then made less all Monthly Deductions due.

                    If the Surrender Value is not sufficient to cover the full Surrender Charge at the time of lapse, the remaining portion of the Surrender Charge will also be reinstated at the time of Policy reinstatement.

COMMUNICATIONS WITH LLANY

                    PROPER WRITTEN FORM

                    Whenever this Prospectus refers to a communication "in proper written form," it means a written document, in form and substance reasonably satisfactory to LLANY, received at the Administrative Office.

OTHER POLICY PROVISIONS

                    ISSUANCE

                    A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally only when the Insured is at least Age 18 and at most Age 80.

                    DATE OF COVERAGE

                    The date of coverage will be the Date of Issue, provided the Insured is alive and prior to any change in the health and insurability of the Insured as represented in the application.

                    INCONTESTABILITY

                    LLANY will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the Policy has been in force during the Insured's lifetime for two years from the Date of Issue. For any increase in Specified Amount requiring evidence of insurability, LLANY will not contest payment of the Death Benefit Proceeds based on such an increase after it has been in force for two years from its effective date.

                    MISSTATEMENT OF AGE OR GENDER

                    If the Age or gender of the Insured has been misstated, the affected benefits will be adjusted. The amount of the Death Benefit Proceeds will be 1. multiplied by 2. and then the result added to 3. where:
                    1. is the Net Amount at Risk at the time of the Insured's
                       Death;
                    2. is the ratio of the monthly Cost of Insurance applied in the Policy month of death to the monthly Cost of Insurance that should have been applied at the true Age and gender in the Policy month of death; and
                    3. is the Accumulation Value at the time of the Insured's
                       Death.

                    SUICIDE

                    If the Insured dies by suicide, while sane or insane, within two years from the Date of Issue, LLANY will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, LLANY will pay no more than a refund of the monthly charges for the cost of such additional benefit.

                    NONPARTICIPATING POLICIES

                    These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of LLANY.

                    RIDERS

                    A Waiver of Monthly Deduction Rider may be added to the Policy. Under this Rider, LLANY will maintain the Death Benefit by paying covered monthly deductions during periods of disability. Charges for this rider, if elected, are part of the Monthly Deductions. There may be a separate charge(s) for any rider(s) that becomes part of the Policy.

TAX ISSUES

                    INTRODUCTION. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the policy. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

                    TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL


                    TAX STATUS OF THE POLICY. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.


                    INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate

                    Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the subaccounts, we expect that the subaccounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                    RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

                    NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

                    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.


                    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.


                    POLICIES WHICH ARE MECS


                    CHARACTERIZATION OF A POLICY AS A MEC. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test" under the tax law or if the policy is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.


                    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

                    PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age
                    59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

                    SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

                    POLICIES WHICH ARE NOT MECS


                    TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.


                    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS.Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

                    TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

                    OTHER CONSIDERATIONS

                    INSURED LIVES PAST AGE 100. If the insured survives beyond the end of the mortality table used to measure charges under the policy, which ends at age 100, we believe the policy will continue to qualify as life insurance for Federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

                    COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

                    DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

                    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                    CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the contract, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

                    TAX STATUS OF LLANY

                    Under existing Federal income tax laws, LLANY does not pay tax on investment income and realized capital gains of the Separate Account. LLANY does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FAIR VALUE OF THE POLICY

                    It is sometimes necessary for tax and other reasons to determine the "fair value" of the Policy. The fair value of the Policy is measured differently for different purposes. It is not necessarily the same as the Accumulation Value or the Net Accumulation Value, although the amount of the Net Accumulation Value will typically be important in valuing the Policy for this purpose. For some but not all purposes, the fair value of the Policy may be the Surrender Value of the Policy. The fair value of the Policy may be impacted by developments other than the performance of the underlying investments. For example, without regard to any other factor, it increases as the Insured grows older. Moreover, on the death of the Insured, it tends to increase significantly. The Owner should consult with his or her advisors for guidance as to the appropriate methodology for determining the fair value of the Policy for a particular purpose.

DIRECTORS AND OFFICERS OF LLANY

                    The following persons are Directors and Officers of LLANY. Except as indicated below, the address of each is 120 Madison Street, Suite 1700, Syracuse, New York 13202 and each has been employed by LLANY or its affiliates for more than five years.


                            NAME, ADDRESS AND POSITION(S)
                            WITH REGISTRANT                   PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------------------------------------------------
                            J. PATRICK BARRETT                Chairman and Chief Executive Officer,
                            DIRECTOR                          CARPAT Investments [9/87-present];
                            One Telergy Parkway               President, Chief Operating Officer and
                            East Syracuse, NY 13057           Director, Telergy, Inc. [4/98-present];
                                                              Chief Executive Officer and Director,
                                                              Syracuse Executive Air Service, Inc.
                                                              [3/89-present]; Director, Bennington Iron
                                                              Works, Inc. [6/89-present]; Director,
                                                              Coyne Industrial Enterprises Corp.
                                                              [1998-present].

                            THOMAS D. BELL, JR.               President and Chief Executive Officer
                            DIRECTOR                          Young & Rubicam [1/00-present]. Formerly:
                            285 Madison Avenue                President and Chief Executive Officer
                            New York, NY 10017                [4/95-9/98], Burson- Marstellar; Vice
                                                              Chairman [4/94-5/95], Gulfstream Aerospace
                                                              Corp.

                            ROBERT D. BOND                    Vice President, The Lincoln National Life
                            DIRECTOR                          Insurance Company [5/98-present].
                            1300 South Clinton Street         Formerly: Senior Vice President,
                            Fort Wayne, IN 46801              Great-West Life Assurance Company.

                            JON A. BOSCIA                     President, Chief Executive Officer and
                            DIRECTOR                          Director, Lincoln National Corporation
                            Centre Square West Tower Suite    [1/98-present]. Formerly: President and
                            3900                              Chief Executive Officer [10/96-1/98],
                            Philadelphia, PA 19102            President and Chief Operating Officer
                                                              [5/94-10/96] The Lincoln National Life
                                                              Insurance Co.

                            JOANNE B. COLLINS                 President, Treasurer and Director, Lincoln
                            PRESIDENT, TREASURER              Life & Annuity Company of New York
                            AND DIRECTOR                      [8/99-present]; Second Vice President
                                                              Lincoln National Corporation
                                                              [4/96-present]. Formerly: Second Vice
                                                              President [9/84-3/96] Lincoln National
                                                              Corporation-Reinsurance.

                            JOHN H. GOTTA                     Director, Second Vice President and
                            DIRECTOR, SECOND VICE PRESIDENT   Assistant Secretary [12/99-present],
                            AND ASSISTANT SECRETARY           Lincoln Life & Annuity Company of New
                            350 Church Street                 York; Chief Executive Officer of Life
                            Hartford, CT 06103                Insurance, Senior Vice President and
                                                              Assistant Secretary [12/99-present] The
                                                              Lincoln National Life Insurance Company.
                                                              Formerly: Senior Vice President and
                                                              Assistant Secretary [4/98-12/99]; Senior
                                                              Vice President [2/98-4/98]; Vice President
                                                              and General Manager [1/98-2/98] The
                                                              Lincoln National Life Insurance Co; Senior
                                                              Vice President, Connecticut General Life
                                                              Insurance Company [3/96-12/97]; Vice
                                                              President, Connecticut (Massachusetts
                                                              Mutual) Mutual Life Insurance Company
                                                              [8/94-3/96].

                            NAME, ADDRESS AND POSITION(S)
                            WITH REGISTRANT                   PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------------------------------------------------
                            BARBARA S. KOWALCZYK              Senior Vice President, Corporation
                            DIRECTOR                          Planning [5/94-present] Lincoln National
                            Centre Square West Tower          Corporation
                            1500 Market Street Suite 3900
                            Philadelphia, PA 19102

                            MARGUERITE L. LACHMAN             Principal [11/99-present], Lend Lease Real
                            DIRECTOR                          Estate Investments. Formerly: Managing
                            437 Madison Avenue, 18th Floor    Director [4/87-11/99], Schroeder Real
                            New York, NY 10022                Estate Associates.

                            LOUIS G. MARCOCCIA                Senior Vice President for Business,
                            DIRECTOR                          Finance and Administrative Services,
                            Syracuse University               Syracuse University [1975-present].
                            Syracuse, NY 13244

                            TROY D. PANNING                   Second Vice President and Chief Financial
                            SECOND VICE PRESIDENT AND CHIEF   Officer [11/96-present], Lincoln Life &
                            FINANCIAL OFFICER                 Annuity Company of New York. Formerly:
                                                              Accountant [9/90-11/96] Ernst & Young LLP

                            JOHN M. PIETRUSKI                 Chairman of the Board, Texas Biotechnology
                            DIRECTOR                          Corp.
                            One Penn Plaza
                            Suite 3408
                            New York, NY 10119

                            LAWRENCE T. ROWLAND               Chairman, Chief Executive Officer,
                            DIRECTOR                          President and Director [10/96-present]
                            1700 Magnavox Way                 Lincoln National Reassurance Co. Formerly:
                            One Reinsurance Place             Senior Vice President [10/95-10/96].
                            Ft. Wayne, IN 46802

                            MICHAEL S. SMITH                  Vice President [4/98-present] and
                            VICE PRESIDENT AND APPOINTED      Appointed Actuary [6/00-present], The
                            ACTUARY                           Lincoln National Life Insurance Company.
                            1300 South Clinton Street         Formerly: Second Vice President
                            Fort Wayne, IN 46801              [5/95-4/98] The Lincoln National Life
                                                              Insurance Company.

                            LORRY J. STENSRUD                 Director, Executive Vice President and
                            DIRECTOR                          Chief Executive Officer of Annuities
                            1300 South Clinton Street         [6/00-present], The Lincoln National Life
                            Fort Wayne, IN 46802              Insurance Company; Director, Lincoln
                                                              Financial Group Foundation, Incorporated,
                                                              [6/00-present]. Formerly: President and
                                                              Chief Executive Officer [6/95-6/00], Cova
                                                              Life Insurance.

                            RICHARD C. VAUGHAN                Executive Vice President and Chief
                            DIRECTOR                          Financial Officer [1/95-present] The
                            Centre Square                     Lincoln National Life Insurance Company.
                            West Tower
                            1500 Market Street
                            Suite 3900
                            Philadelphia, PA 19102

DISTRIBUTION OF POLICIES

                    LLANY intends to offer the Policy in New York. Lincoln Financial Advisors Corporation ("LFA"), an affiliate of LLANY and the principal underwriter for the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The principal business address of LFA is 350 Church Street, Hartford, CT 06103.

                    The Policy may be sold by individuals, who in addition to being appointed as life insurance agents for LLANY, are also registered representatives of LFA or other broker-dealers. These representatives may receive commission and service fees up to 98% of the first year premium, plus up to 10% of all other premiums paid. In lieu of premium-based commission, LLANY may pay equivalent amounts based on Accumulation Value. The selling office receives additional compensation on the first year premium and all additional premiums. In some situations, the selling office may elect to share its commission with the registered representative. Selling representatives are also eligible for bonuses and non-cash compensation if certain production levels are reached. All compensation is paid from LLANY's resources, which include sales charges made under this Policy.

CHANGES OF INVESTMENT POLICY

                    LLANY may materially change the investment policy of the Separate Account. LLANY must inform the Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which shall disapprove it if deemed detrimental to the interests of the Owners or if it renders LLANY's operations hazardous to the public. If an Owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by LLANY on the life of the Insured. The Owner has the later of 60 days from the date of the investment policy change or 60 days from being informed of such change to make this conversion. LLANY will not require evidence of insurability for this conversion.

                    The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the Death Benefit of the Policy converted on the date of such conversion.

OTHER CONTRACTS ISSUED BY LLANY

                    LLANY from time to time offers other variable annuity contracts and variable life insurance policies with benefits which vary in accordance with the investment experience of a separate account of LLANY.

STATE REGULATION

                    LLANY is subject to the laws of New York governing insurance companies and to regulation by the New York Insurance Department. An annual statement in a prescribed form is filed with the New York Insurance Department each year covering the operation of LLANY for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine LLANY's contract liabilities and reserves so that the Insurance Department may certify the items are correct. LLANY's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the New York Department of Insurance. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                    A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of LLANY.

REPORTS TO OWNERS

                    LLANY maintains Policy records and will mail to each Owner, at the last known address of record, an annual statement showing the amount of the current Death Benefit, the Accumulation Value, and Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in each Sub-Account and any Loan Account Value.

                    Owners will also be sent annual reports containing financial statements for the Variable Account and annual and semi-annual reports of the Funds as required by the 1940 Act.

                    In addition, Owners will receive statements of significant transactions, such as changes in Specified Amount, changes in Death Benefit Option, transfers among Sub-Accounts, Premium Payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

                    LLANY is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's,
                    Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of LLANY. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. LLANY may advertise these ratings from time to time. In addition, LLANY may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend LLANY or the Policies. Furthermore, LLANY may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


                    We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.


EXPERTS

                    The financial statements of the Separate Account and the statutory-basis financial statements of LLANY appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP, have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

                    Actuarial matters included in this prospectus have been examined by Vaughn W. Robbins, FSA as stated in the Opinion filed as an Exhibit to the Registration Statement.

                    Legal matters in connection with the Policies described herein are being passed upon by Robert O. Sheppard, Esq., as stated in the Opinion filed as an Exhibit to the Registration Statement.

REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the Registration

                    Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, LLANY, and the Policies offered hereby. Statements contained in this Prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

APPENDIX 1

                    GUARANTEED MAXIMUM COST OF INSURANCE RATES

                    The Guaranteed Maximum Cost of Insurance Rates, per $1,000 of Net Amount at Risk, for standard risks are set forth in the following Table based on the 1980 Commissioners Standard Ordinary Mortality Tables, Age Nearest Birthday (1980 CSO); or for unisex rates, on the 1980 CSO-B Table.

                    ATTAINED AGE    MALE     FEMALE    UNISEX
                    (NEAREST      MONTHLY   MONTHLY   MONTHLY
                    BIRTHDAY)       RATE      RATE      RATE
                    ---------     --------  --------  --------
                         0         0.34845   0.24089   0.32677
                         1         0.08917   0.07251   0.08667
                         2         0.08251   0.06750   0.07917
                         3         0.08167   0.06584   0.07834
                         4         0.07917   0.06417   0.07584
                         5         0.07501   0.06334   0.07251
                         6         0.07167   0.06084   0.06917
                         7         0.06667   0.06000   0.06584
                         8         0.06334   0.05834   0.06250
                         9         0.06167   0.05750   0.06084
                         10        0.06084   0.05667   0.06000
                         11        0.06417   0.05750   0.06250
                         12        0.07084   0.06000   0.06917
                         13        0.08251   0.06250   0.07834
                         14        0.09584   0.06887   0.09001
                         15        0.11085   0.07084   0.10334
                         16        0.12585   0.07601   0.11585
                         17        0.13919   0.07917   0.12752
                         18        0.14836   0.08167   0.13502
                         19        0.15502   0.08501   0.14085
                         20        0.15836   0.08751   0.14502
                         21        0.15919   0.08917   0.14585
                         22        0.15752   0.09084   0.14419
                         23        0.15502   0.09251   0.14252
                         24        0.15189   0.09501   0.14085
                         25        0.14752   0.09668   0.13752
                         26        0.11419   0.09918   0.13585
                         27        0.14252   0.10168   0.13418
                         28        0.14169   0.10501   0.13418
                         29        0.14252   0.10635   0.13585
                         30        0.14419   0.11251   0.13752
                         31        0.14836   0.11668   0.14169
                         32        0.15252   0.12085   0.14585
                         33        0.15919   0.12502   0.15252
                         34        0.16889   0.13168   0.15919
                         35        0.17586   0.13752   0.16836
                         36        0.18670   0.14669   0.17837
                         37        0.20004   0.15752   0.19170
                         38        0.21505   0.17003   0.20588
                         39        0.23255   0.18503   0.22338
                         40        0.25173   0.20171   0.24173
                         41        0.27424   0.22005   0.26340
                         42        0.29675   0.23922   0.28508
                         43        0.32260   0.25757   0.31010
                         44        0.34929   0.27674   0.33428
                         45        0.37931   0.29675   0.36263
                         46        0.41017   0.31677   0.39182
                         47        0.44353   0.33761   0.42268
                         48        0.47856   0.36096   0.45437
                         49        0.51777   0.38598   0.49107
                    ATTAINED AGE    MALE     FEMALE    UNISEX
                    (NEAREST      MONTHLY   MONTHLY   MONTHLY
                    BIRTHDAY)       RATE      RATE      RATE
                    ---------     --------  --------  --------
                         50        0.55948   0.41350   0.53028
                         51        0.60870   0.44270   0.57533
                         52        0.66377   0.47523   0.62539
                         53        0.72636   0.51276   0.68297
                         54        0.79730   0.55114   0.74722
                         55        0.87326   0.59118   0.81566
                         56        0.95591   0.63123   0.88996
                         57        1.04192   0.66961   0.96593
                         58        1.13378   0.70633   1.04609
                         59        1.23236   0.74556   1.13211
                         60        1.34180   0.78979   1.22817
                         61        1.46381   0.84488   1.33511
                         62        1.60173   0.91417   1.45796
                         63        1.75809   1.00267   1.59922
                         64        1.93206   1.10539   1.75725
                         65        2.12283   1.21731   1.92955
                         66        2.32623   1.33511   2.11195
                         67        2.54312   1.45461   2.30614
                         68        2.77350   1.57247   2.50878
                         69        3.02328   1.69955   2.72909
                         70        3.30338   1.84590   2.97466
                         71        3.62140   2.02325   3.25640
                         72        3.98666   2.24419   3.58279
                         73        4.40599   2.51548   3.95978
                         74        4.87280   2.83552   4.38330
                         75        5.37793   3.19685   4.84334
                         76        5.91225   3.59370   5.33245
                         77        6.46824   4.01942   5.84227
                         78        7.04089   4.47410   6.36948
                         79        7.64551   4.97042   6.92851
                         80        8.30507   5.52957   7.54229
                         81        9.03761   6.17118   8.22883
                         82        9.86724   6.91414   9.01216
                         83       10.80381   7.77075   9.90124
                         84       11.82571   8.72632  10.87533
                         85       12.91039   9.76952  11.92213
                         86       14.03509  10.89151  13.01471
                         87       15.18978  12.08770  14.15507
                         88       16.36948  13.35774  15.33494
                         89       17.57781  14.70820  16.56493
                         90       18.82881  16.15259  17.85746
                         91       20.14619  17.71416  19.23699
                         92       21.57655  19.43814  20.76665
                         93       23.20196  21.40786  22.49837
                         94       25.28174  23.63051  24.70915
                         95       28.27411  27.16158  27.82758
                         96       33.10577  32.32378  32.78845
                         97       41.68476  41.21204  41.45783
                         98       58.01259  57.81394  57.95663
                         99       90.90909  90.90909  90.90909

APPENDIX 2

                    ILLUSTRATION OF SURRENDER CHARGES

                    The initial Surrender Charge is calculated as (a) times (b), plus (c), with that result not to exceed (d), where
                    (a) is 1.25;
                    (b) is the curtate net level premium for the Specified
                        Amount of insurance, calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest;
                    (c) is $10 per $1000 of Specified Amount; and
                    (d) is $50 per $1000 of Specified Amount.

                    The Surrender Charge decreases from its initial amount to zero over a period of at most 15 years. If the insured's Age at issue is 55 or greater, then the Surrender Charge decreases to zero over a period of ten years. In general terms, the initial Surrender Charge is amortized in proportion to a twenty year life contingent annuity due, with a further reduction in the final years of the surrender charge period. In formulas, the Surrender Charge a point in time "t" years after issue is (a) times (b) times (c), where
                    (a) is the initial Surrender Charge;
                    (b) is the ratio of a life contingent annuity due beginning at time t and ending 20 years after issue, divided by a life contingent annuity due beginning at issue and ending 20 years after issue, both calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest; and
                    (c) is a durational factor depending on the issue Age and
                        policy year "t". Values are shown below for issue Age 50 or less, and for issue Age 55 or more. Values for Ages 51 through 54 fall in between these values.

                                    AGE 50      AGES 55
                         T         OR LESS      OR MORE
                         -         -------      -------
                     7 or less       100%          75%
                         8           100%          50%
                         9           100%          25%
                         10          100%           0%
                         11           80%           0%
                         12           60%           0%
                         13           40%           0%
                         14           20%           0%
                     15 or more        0%           0%

                    EXAMPLE 1: A male, Age 45, purchases a policy with a Specified Amount of $100,000.

                    The initial Surrender Charge is computed as follows:

                    net level premium = 1987.66

                    $10 per $1000 of Specified Amount = $1000

                    $50 per $1000 of Specified Amount = $5000

                    initial Surrender Charge = 1.25 X $1987.66 + 1000 = $3,484.57, which is less than $5000.

                    This amount decreased to zero over 15 years as follows:

                       YEARS       INITIAL
                       AFTER      SURRENDER     ANNUITY     DURATIONAL  SURRENDER
                       ISSUE        CHARGE       RATIO        FACTOR      CHARGE
                       -----      ---------     -------     ----------  ---------
                          0       $3,484.57     1.00000        100%      3,484.57
                          1       $3,484.57     0.96609        100%      3,366.42
                          2       $3,484.57     0.93101        100%      3,244.18
                          3       $3,484.57     0.89471        100%      3,117.68
                          4       $3,484.57     0.85711        100%      2,986.67
                          5       $3,484.57     0.81818        100%      2,850.99
                          6       $3,484.57     0.77782        100%      2,710.36
                          7       $3,484.57     0.73600        100%      2,564.64
                          8       $3,484.57     0.69265        100%      2,413.59
                          9       $3,484.57     0.64769        100%      2,256.93
                         10       $3,484.57     0.60104        100%      2,094.38
                         11       $3,484.57     0.55257         80%      1,540.37
                         12       $3,484.57     0.50212         60%      1,049.80
                         13       $3,484.57     0.44952         40%        626.55
                         14       $3,484.57     0.39456         20%        274.97
                         15       $3,484.57     0.33701          0%          0.00

                    EXAMPLE 2: A female, Age 55, purchases a policy with a Specified Amount of $200,000.

                    The initial Surrender Charge is computed as follows:

                    net level premium = $4,996.55

                    $10 per $1000 of Specified Amount = $2,000

                    $50 per $1000 of Specified Amount = $10,000

                    initial Surrender Charge = 1.25 X $4996.55 + 2000 = $8,245.68, which is less than $10,000.

                    This amount decreased to zero over 10 years as follows:

                       YEARS       INITIAL
                       AFTER      SURRENDER     ANNUITY     DURATIONAL  SURRENDER
                       ISSUE        CHARGE       RATIO        FACTOR      CHARGE
                       -----      ---------     -------     ----------  ---------
                          0       $8,245.68     1.00000        100%      8,245.68
                          1       $8,245.68     0.96649        100%      7,969.40
                          2       $8,245.68     0.93185        100%      7,683.73
                          3       $8,245.68     0.89596        100%      7,387.80
                          4       $8,245.68     0.85871        100%      7,080.67
                          5       $8,245.68     0.82003        100%      6,761.74
                          6       $8,245.68     0.77986        100%      6,430.50
                          7       $8,245.68     0.73818         75%      4,565.07
                          8       $8,245.68     0.69496         50%      2,885.22
                          9       $8,245.68     0.65022         25%      1,340.37
                         10       $8,245.68     0.60387          0%          0.00

APPENDIX 3

                    CORRIDOR PERCENTAGES

ATTAINED AGE OF
THE INSURED                CORRIDOR
(NEAREST BIRTHDAY)        PERCENTAGE
------------------        ----------
         0-40                250%
          41                 243%
          42                 236%
          43                 229%
          44                 222%
          45                 215%
          46                 209%
          47                 203%
          48                 197%
          49                 191%
          50                 185%
          51                 178%
          52                 171%
          53                 164%
          54                 157%
          55                 150%
          56                 146%
          57                 142%
          58                 138%
          59                 134%
          60                 130%
          61                 128%
          62                 126%
          63                 124%
          64                 122%
          65                 120%
          66                 119%
          67                 118%
          68                 117%
          69                 116%
          70                 115%
          71                 113%
          72                 111%
          73                 109%
          74                 107%
         75-90               105%
          91                 104%
          92                 103%
          93                 102%
          94                 101%
         95-99               100%

APPENDIX 4

                    ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS

                    The illustrations in this Prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Accumulation Values, Surrender Values and Death Benefit Proceeds under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12% over a period of years, but fluctuates above or below those averages for individual years, the Accumulation Values, Surrender Values and Death Benefit Proceeds may be different. The illustrations also assume there are no Policy Loans or Partial Surrenders, no additional Premium Payments are made other than shown, no Accumulation Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit Option.

                    The amounts shown for the Accumulation Value, Surrender Value and Death Benefit Proceeds as of each Policy Anniversary reflect the fact that charges are made and expenses applied which lower investment return on the assets held in the Sub-Accounts. Daily charges are made against the assets of the Sub-Accounts for assuming mortality and expense risks. The mortality and expense risk charges are equivalent to an annual effective rate of 0.75% of the daily net asset value of the Separate Account in years 1-10, 0.35% in years 11-20 and 0.20% in years 21 and later. In addition, the amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.82% of the daily net asset value of the Separate Account. This rate reflects an arithmetic average of total Fund portfolio annual expenses for the year ending December 31, 1998.


                    Considering charges for mortality and expense risks and the assumed Fund expenses, gross annual rates of 0%, 6% and 12% correspond to net investment experience at annual rates of -1.56%, 4.40% and 10.35%, for years 1-10, -1.17%, 4.81% and
                    10.79% in years 11-20, and -1.02%, 4.97% and 10.96% in years
                    21 and later.


                    The illustrations also reflect the fact that LLANY makes monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the Policy. The values shown are for Policies which are issued as preferred and standard. Policies issued on a substandard basis would result in lower Accumulation Values and Death Benefit Proceeds than those illustrated.

                    The illustrations also reflect the fact that LLANY deducts a premium load of 5% from each Premium Payment.

                    The Surrender Values shown in the illustrations reflect the fact that LLANY will deduct a Surrender Charge from the Policy's Accumulation Value for any Policy surrendered in full during the first fifteen Policy Years. Surrender Charges reflect, in part, age and Specified Amount, and are shown in the illustrations.


                    In addition, the illustrations reflect the fact that LLANY deducts a monthly administrative charge at the beginning of each Policy Month. This monthly administrative expense charge is a flat dollar charge of $10 per month in the first year. Current values reflect a current flat dollar monthly administrative expense charge of $5 (and guaranteed values, $5) in subsequent Policy Years.


                    Upon request, LLANY will furnish a comparable illustration based on the proposed insured's age, gender classification, smoking classification, risk classification and premium payment requested.

                                  MALE    AGE 45    NONSMOKER
                                  PREFERRED -- $5,396 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT            TOTAL ACCUMULATION VALUE            SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
   1        5,666    500,000   500,000    500,000     3,506     3,762      4,019         0         0          0
   2       11,615    500,000   500,000    500,000     6,043     6,747      7,484         0         0          0
   3       17,861    500,000   500,000    500,000     8,357     9,678     11,120         0         0          0
   4       24,420    500,000   500,000    500,000    10,445    12,545     14,940         0         0        210
   5       31,307    500,000   500,000    500,000    12,285    15,322     18,941         0     1,257      4,876

   6       38,538    500,000   500,000    500,000    13,868    17,994     23,132       492     4,618      9,757
   7       46,131    500,000   500,000    500,000    15,154    20,513     27,494     2,492     7,851     14,833
   8       54,103    500,000   500,000    500,000    16,114    22,840     32,017     4,192    10,919     20,095
   9       62,474    500,000   500,000    500,000    16,708    24,925     36,681     5,554    13,771     25,527
  10       71,264    500,000   500,000    500,000    16,892    26,710     41,461     6,534    16,352     31,103

  15      122,260    500,000   500,000    500,000    10,995    30,202     68,288    10,882    30,090     68,175
  20      187,345          0   500,000    500,000         0    16,258     97,130         0    16,258     97,130
  25      270,412          0         0    500,000         0         0    121,797         0         0    121,797
  30      376,429          0         0    500,000         0         0    124,393         0         0    124,393


Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  MALE    AGE 45    NONSMOKER
                                  PREFERRED -- $5,396 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT            TOTAL ACCUMULATION VALUE            SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
   1        5,666    500,000   500,000    500,000     3,506     3,762      4,019         0         0          0
   2       11,615    500,000   500,000    500,000     6,931     7,662      8,427         0         0          0
   3       17,861    500,000   500,000    500,000    10,196    11,627     13,183         0         0          0
   4       24,420    500,000   500,000    500,000    13,334    15,691     18,358         0       961      3,628
   5       31,307    500,000   500,000    500,000    16,372    19,885     24,023     2,307     5,819      9,958

   6       38,538    500,000   500,000    500,000    19,336    24,240     30,258     5,960    10,864     16,882
   7       46,131    500,000   500,000    500,000    22,203    28,741     37,101     9,541    16,079     24,439
   8       54,103    500,000   500,000    500,000    24,858    33,277     44,498    12,936    21,355     32,576
   9       62,474    500,000   500,000    500,000    27,469    38,018     52,682    16,314    26,864     41,528
  10       71,264    500,000   500,000    500,000    29,971    42,910     61,672    19,613    32,552     51,314

  15      122,260    500,000   500,000    500,000    40,371    69,884    123,215    40,259    69,771    123,102
  20      187,345    500,000   500,000    500,000    47,041   101,288    225,324    47,041   101,288    225,324
  25      270,412    500,000   500,000    500,000    50,236   139,952    402,894    50,236   139,952    402,894
  30      376,429    500,000   500,000    757,263    43,713   183,147    707,722    43,713   183,147    707,722


Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  MALE    AGE 55    NONSMOKER
                                  PREFERRED -- $9,184 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT            TOTAL ACCUMULATION VALUE            SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
   1        9,643    500,000   500,000    500,000     5,933     6,367      6,804         0         0          0
   2       19,769    500,000   500,000    500,000     8,837     9,992     11,205         0         0          0
   3       30,400    500,000   500,000    500,000    11,232    13,309     15,592         0         0          0
   4       41,563    500,000   500,000    500,000    13,090    16,271     19,937         0         0          0
   5       53,285    500,000   500,000    500,000    14,377    18,825     24,206         0         0      3,970

   6       65,592    500,000   500,000    500,000    15,035    20,890     28,333         0     1,637      9,081
   7       78,515    500,000   500,000    500,000    14,994    22,368     32,241       915     8,289     18,162
   8       92,084    500,000   500,000    500,000    14,160    23,134     35,820     5,184    14,158     26,844
   9      106,331    500,000   500,000    500,000    12,422    23,038     38,935     8,035    18,651     34,549
  10      121,291    500,000   500,000    500,000     9,665    21,919     41,437     9,332    21,585     41,103

  15      208,086          0         0    500,000         0         0     39,683         0         0     39,683
  20      318,862          0         0          0         0         0          0         0         0          0
  25      460,242          0         0          0         0         0          0         0         0          0
  30      640,683          0         0          0         0         0          0         0         0          0


Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  MALE    AGE 55    NONSMOKER
                                  PREFERRED -- $9,184 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT              TOTAL ACCUMULATION VALUE            SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
------  -----------  --------  --------  ----------  --------  --------  ----------  --------  --------  ----------
   1        9,643    500,000   500,000      500,000    5,933     6,367        6,804        0         0            0
   2       19,769    500,000   500,000      500,000   11,544    12,783       14,076        0         0            0
   3       30,400    500,000   500,000      500,000   16,805    19,215       21,837        0         0            0
   4       41,563    500,000   500,000      500,000   21,815    25,766       30,243      623     4,574        9,051
   5       53,285    500,000   500,000      500,000   26,528    32,394       39,321    6,292    12,158       19,085

   6       65,592    500,000   500,000      500,000   31,082    39,243       49,290   11,829    19,990       30,038
   7       78,515    500,000   500,000      500,000   35,503    46,351       60,279   21,424    32,272       46,200
   8       92,084    500,000   500,000      500,000   39,772    53,711       72,383   30,796    44,735       63,407
   9      106,331    500,000   500,000      500,000   43,734    61,185       85,583   39,348    56,799       81,196
  10      121,291    500,000   500,000      500,000   47,320    68,712       99,944   46,986    68,378       99,610

  15      208,086    500,000   500,000      500,000   61,164   110,001      199,569   61,164   110,001      199,569
  20      318,862    500,000   500,000      500,000   64,067   154,918      368,822   64,067   154,918      368,822
  25      460,242    500,000   500,000      705,397   45,892   200,156      671,807   45,892   200,156      671,807
  30      640,683          0   500,000    1,238,328        0   246,966    1,179,360        0   246,966    1,179,360


Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  FEMALE    AGE 45    NONSMOKER
                                  PREFERRED -- $4,391 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1
                                  GUARANTEED BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT            TOTAL ACCUMULATION VALUE            SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
   1        4,611    500,000   500,000    500,000     2,908     3,118      3,328         0         0          0
   2        9,452    500,000   500,000    500,000     5,054     5,635      6,242         0         0          0
   3       14,535    500,000   500,000    500,000     7,054     8,146      9,340         0         0          0
   4       19,872    500,000   500,000    500,000     8,894    10,640     12,629         0         0         61
   5       25,476    500,000   500,000    500,000    10,568    13,104     16,121         0     1,100      4,117

   6       31,361    500,000   500,000    500,000    12,065    15,526     19,825       645     4,107      8,406
   7       37,539    500,000   500,000    500,000    13,377    17,895     23,758     2,565     7,083     12,946
   8       44,027    500,000   500,000    500,000    14,489    20,190     27,926     4,308    10,009     17,746
   9       50,839    500,000   500,000    500,000    15,374    22,380     32,331     5,850    12,856     22,806
  10       57,991    500,000   500,000    500,000    16,031    24,457     36,996     7,189    15,615     28,154

  15       99,489    500,000   500,000    500,000    16,261    33,622     66,832    16,165    33,526     66,737
  20      152,452    500,000   500,000    500,000     8,937    37,473    110,334     8,937    37,473    110,334
  25      220,048          0   500,000    500,000         0    26,137    173,556         0    26,137    173,556
  30      306,320          0         0    500,000         0         0    271,001         0         0    271,001


Amount are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  FEMALE    AGE 45    NONSMOKER
                                  PREFERRED -- $4,391 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT            TOTAL ACCUMULATION VALUE            SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
   1        4,611    500,000   500,000    500,000     2,908     3,118      3,328         0         0          0
   2        9,452    500,000   500,000    500,000     5,753     6,356      6,984         0         0          0
   3       14,535    500,000   500,000    500,000     8,517     9,699     10,982         0         0          0
   4       19,872    500,000   500,000    500,000    11,202    13,153     15,359         0       585      2,791
   5       25,476    500,000   500,000    500,000    13,808    16,724     20,155     1,803     4,720      8,151

   6       31,361    500,000   500,000    500,000    16,289    20,368     25,367     4,869     8,949     13,948
   7       37,539    500,000   500,000    500,000    18,648    24,091     31,041     7,836    13,280     20,229
   8       44,027    500,000   500,000    500,000    20,887    27,899     37,228    10,707    17,718     27,048
   9       50,839    500,000   500,000    500,000    23,061    31,848     44,040    13,537    22,323     34,515
  10       57,991    500,000   500,000    500,000    25,166    35,941     51,538    16,324    27,099     42,696

  15       99,489    500,000   500,000    500,000    34,887    59,509    103,794    34,791    59,413    103,699
  20      152,452    500,000   500,000    500,000    42,237    87,709    190,524    42,237    87,709    190,524
  25      220,048    500,000   500,000    500,000    47,804   123,283    340,000    47,804   123,283    340,000
  30      306,320    500,000   500,000    638,266    48,754   165,864    596,510    48,754   165,864    596,510


Amount are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  FEMALE    AGE 55    NONSMOKER
                                  PREFERRED -- $7,260 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT            TOTAL ACCUMULATION VALUE            SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
   1        7,623    500,000   500,000    500,000     4,878     5,228      5,578         0         0          0
   2       15,627    500,000   500,000    500,000     7,864     8,814      9,810         0         0          0
   3       24,032    500,000   500,000    500,000    10,603    12,358     14,280         0         0          0
   4       32,856    500,000   500,000    500,000    13,109    15,870     19,030         0         0      1,523
   5       42,122    500,000   500,000    500,000    15,373    19,337     24,079         0     2,613      7,356

   6       51,851    500,000   500,000    500,000    17,368    22,730     29,439     1,458     6,820     13,529
   7       62,067    500,000   500,000    500,000    19,037    25,987     35,085     7,408    14,357     23,456
   8       72,793    500,000   500,000    500,000    20,303    29,021     40,977    12,896    21,614     33,569
   9       84,055    500,000   500,000    500,000    21,062    31,717     47,042    17,447    28,102     43,427
  10       95,881    500,000   500,000    500,000    21,236    33,979     53,235    20,961    33,704     52,960

  15      164,493    500,000   500,000    500,000    12,540    37,651     87,986    12,540    37,651     87,986
  20      252,062          0   500,000    500,000         0    15,581    125,414         0    15,581    125,414
  25      363,824          0         0    500,000         0         0    146,698         0         0    146,698
  30      506,463          0         0    500,000         0         0     98,219         0         0     98,219


Amount are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  FEMALE    AGE 55    NONSMOKER
                                  PREFERRED -- $7,260 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT             TOTAL ACCUMULATION VALUE            SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
------  -----------  --------  --------  ----------  --------  --------  ---------  --------  --------  ---------
   1        7,623    500,000   500,000      500,000    4,878     5,228      5,578         0         0          0
   2       15,627    500,000   500,000      500,000    9,525    10,527     11,573         0         0          0
   3       24,032    500,000   500,000      500,000   13,941    15,899     18,028         0         0          0
   4       32,856    500,000   500,000      500,000   18,193    21,416     25,063       686     3,909      7,556
   5       42,122    500,000   500,000      500,000   22,253    27,053     32,711     5,529    10,329     15,988

   6       51,851    500,000   500,000      500,000   26,213    32,910     41,136    10,303    17,000     25,226
   7       62,067    500,000   500,000      500,000   30,077    39,001     50,423    18,447    27,371     38,794
   8       72,793    500,000   500,000      500,000   33,845    45,337     60,671    26,437    37,929     53,264
   9       84,055    500,000   500,000      500,000   37,401    51,813     71,869    33,786    48,198     68,254
  10       95,881    500,000   500,000      500,000   40,709    58,402     84,091    40,434    58,126     83,815

  15      164,493    500,000   500,000      500,000   55,136    95,717    169,210    55,136    95,717    169,210
  20      252,062    500,000   500,000      500,000   64,398   139,906    312,949    64,398   139,906    312,949
  25      363,824    500,000   500,000      593,445   61,841   189,276    565,185    61,841   189,276    565,185
  30      506,463    500,000   500,000    1,041,866   39,389   242,913    992,253    39,389   242,913    992,253


Amount are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

        LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M


                              (DECEMBER 31, 1999)

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY
DECEMBER 31, 1999

                                              AIM           AIM                                              DELAWARE
                                              V.I.          V.I.         AIM         AIM                     PREMIUM     DELAWARE
                                              CAPITAL       DIVERSIFIED  V.I.        V.I.        BT EQUITY   SMALL       PREMIUM
                                              APPRECIATION  INCOME       GROWTH      VALUE       500 INDEX   CAP VALUE   TREND
                                   COMBINED   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
   --------------------------------------------------------------------------------------------------------------------------------
   ASSETS
     Investments at
     Market--Affiliated (Cost
     $882,679)                     $ 885,676   $      --    $       --   $       --  $       --  $       --  $    5,489  $   15,494
     Investments at
     Market--Unaffiliated (Cost
     $541,152)                       566,983      44,045        22,979       98,853     103,365      52,532          --          --
   ------------------------------  ---------   ---------    ----------   ----------  ----------  ----------  ----------  ----------
   TOTAL ASSETS                    1,452,659      44,045        22,979       98,853     103,365      52,532       5,489      15,494
   LIABILITY--
   Payable to Lincoln Life &
      Annuity Company of New York         32           1             1            2           2           1          --          --
   ------------------------------  ---------   ---------    ----------   ----------  ----------  ----------  ----------  ----------
   NET ASSETS                      $1,452,627  $  44,044    $   22,978   $   98,851  $  103,363  $   52,531  $    5,489  $   15,494
   ------------------------------  =========   =========    ==========   ==========  ==========  ==========  ==========  ==========
   Percent of net assets              100.00%       3.03%         1.58%        6.80%       7.12%       3.62%       0.38%       1.07%
   ------------------------------  =========   =========    ==========   ==========  ==========  ==========  ==========  ==========
   NET ASSETS ARE REPRESENTED BY:
     Units in accumulation period                  3,181         2,339        7,923       8,724       4,768         580         995
     Unit value                                $  13.848    $    9.822   $   12.476  $   11.848  $   11.018  $    9.458  $   15.579
   ------------------------------              ---------    ----------   ----------  ----------  ----------  ----------  ----------
   NET ASSETS                                  $  44,044    $   22,978   $   98,851  $  103,363  $   52,531  $    5,489  $   15,494
   ------------------------------              =========    ==========   ==========  ==========  ==========  ==========  ==========

                                   DELAWARE    FIDELITY
                                   PREMIUM     VIP
                                   EMERGING    EQUITY-
                                   MARKETS     INCOME
                                   SUBACCOUNT  SUBACCOUNT
   ------------------------------
   ASSETS
     Investments at
     Market--Affiliated (Cost
     $882,679)                     $    1,100  $       --
     Investments at
     Market--Unaffiliated (Cost
     $541,152)                             --      74,727
   ------------------------------  ----------  ----------
   TOTAL ASSETS                         1,100      74,727
   LIABILITY--
   Payable to Lincoln Life &
      Annuity Company of New York          --           2
   ------------------------------  ----------  ----------
   NET ASSETS                      $    1,100  $   74,725
   ------------------------------  ==========  ==========
   Percent of net assets                 0.08%       5.14%
   ------------------------------  ==========  ==========
   NET ASSETS ARE REPRESENTED BY:
     Units in accumulation period          91       7,772
     Unit value                    $   12.098  $    9.614
   ------------------------------  ----------  ----------
   NET ASSETS                      $    1,100  $   74,725
   ------------------------------  ==========  ==========

                                   FIDELITY    FIDELITY                                                    OCC
                                   VIP II      VIP II      LN          MFS         MFS                     ACCUMULATION
                                   ASSET       INVESTMENT  MONEY       EMERGING    TOTAL       MFS         GLOBAL
                                   MANAGER     GRADE BOND  MARKET      GROWTH      RETURN      UTILITIES   EQUITY
                                   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
   --------------------------------------------------------------------------------------------------------------------
   ASSETS
     Investments at
     Market--Affiliated (Cost
     $882,679)                     $       --  $       --  $  863,593  $       --  $       --  $       --  $         --
     Investments at
     Market--Unaffiliated (Cost
     $541,152)                          5,073      23,014          --      32,071       4,992       7,645         7,532
   ------------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
   TOTAL ASSETS                         5,073      23,014     863,593      32,071       4,992       7,645         7,532
   LIABILITY--
   Payable to Lincoln Life &
      Annuity Company of New York          --           1          19           1          --          --            --
   ------------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
   NET ASSETS                      $    5,073  $   23,013  $  863,574  $   32,070  $    4,992  $    7,645  $      7,532
   ------------------------------  ==========  ==========  ==========  ==========  ==========  ==========  ============
   Percent of net assets                 0.35%       1.58%      59.44%       2.21%       0.34%       0.53%         0.52%
   ------------------------------  ==========  ==========  ==========  ==========  ==========  ==========  ============
   NET ASSETS ARE REPRESENTED BY:
     Units in accumulation period         471       2,312      84,279       1,944         508         628           661
     Unit value                    $   10.765  $    9.951  $   10.247  $   16.496  $    9.835  $   12.167  $     11.386
   ------------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
   NET ASSETS                      $    5,073  $   23,013  $  863,574  $   32,070  $    4,992  $    7,645  $      7,532
   ------------------------------  ==========  ==========  ==========  ==========  ==========  ==========  ============


                                   OCC           TEMPLETON
                                   ACCUMULATION  ASSET       TEMPLETON      TEMPLETON
                                   MANAGED       ALLOCATION  INTERNATIONAL  STOCK
                                   SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
   ------------------------------
   ASSETS
     Investments at
     Market--Affiliated (Cost
     $882,679)                     $         --  $       --  $          --  $       --
     Investments at
     Market--Unaffiliated (Cost
     $541,152)                           35,148       4,015         22,494      28,498
   ------------------------------  ------------  ----------  -------------  ----------
   TOTAL ASSETS                          35,148       4,015         22,494      28,498
   LIABILITY--
   Payable to Lincoln Life &
      Annuity Company of New York             1          --             --           1
   ------------------------------  ------------  ----------  -------------  ----------
   NET ASSETS                      $     35,147  $    4,015  $      22,494  $   28,497
   ------------------------------  ============  ==========  =============  ==========
   Percent of net assets                   2.42%       0.28%          1.55%       1.96%
   ------------------------------  ============  ==========  =============  ==========
   NET ASSETS ARE REPRESENTED BY:
     Units in accumulation period         3,607         363          1,993       2,467
     Unit value                    $      9.743  $   11.054  $      11.285  $   11.553
   ------------------------------  ------------  ----------  -------------  ----------
   NET ASSETS                      $     35,147  $    4,015  $      22,494  $   28,497
   ------------------------------  ============  ==========  =============  ==========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF OPERATIONS
PERIOD FROM MAY 18, 1999 TO DECEMBER 31, 1999

                                             AIM V.I.      AIM V.I.
                                             CAPITAL       DIVERSIFIED  AIM V.I.    AIM V.I.
                                             APPRECIATION  INCOME       GROWTH      VALUE
                                   COMBINED  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
   -------------------------------------------------------------------------------------------
   PERIOD FROM MAY 18, 1999 TO
      DECEMBER 31, 1999
   Net Investment Income (Loss):
   Dividends from investment
      income                       $  5,606  $         24  $      654   $      148  $      149
   Dividends from net realized
      gains on investments            5,283           732          --        2,587         779
   Mortality and expense
      guarantees                     (1,727)          (33)        (12)        (168)       (159)
   ------------------------------  --------  ------------  ----------   ----------  ----------
   NET INVESTMENT INCOME (LOSS)       9,162           723         642        2,567         769
   Net Realized and Unrealized
      Gain (Loss) on Investments:
   Net realized gain (loss) on
      investments                    12,143           854        (276)       3,033       3,182
   Net change in unrealized
      appreciation or
      depreciation on investments    28,828         3,521        (441)       5,999       3,693
   ------------------------------  --------  ------------  ----------   ----------  ----------
   NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS     40,971         4,375        (717)       9,032       6,875
   ------------------------------  --------  ------------  ----------   ----------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                   $ 50,133  $      5,098  $      (75)  $   11,599  $    7,644
   ------------------------------  ========  ============  ==========   ==========  ==========

                                               DELAWARE                DELAWARE    FIDELITY
                                               PREMIUM     DELAWARE    PREMIUM     VIP
                                   BT EQUITY   SMALL       PREMIUM     EMERGING    EQUITY-
                                   500 INDEX   CAP VALUE   TREND       MARKETS     INCOME
                                   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
   ------------------------------
   PERIOD FROM MAY 18, 1999 TO
      DECEMBER 31, 1999
   Net Investment Income (Loss):
   Dividends from investment
      income                       $      334   $    --    $       --   $    --    $       --
   Dividends from net realized
      gains on investments                157        --            --        --            --
   Mortality and expense
      guarantees                         (330)       (7)          (21)       (5)         (182)
   ------------------------------  ----------   -------    ----------   -------    ----------
   NET INVESTMENT INCOME (LOSS)           161        (7)          (21)       (5)         (182)
   Net Realized and Unrealized
      Gain (Loss) on Investments:
   Net realized gain (loss) on
      investments                       3,641       (50)          332         1        (1,003)
   Net change in unrealized
      appreciation or
      depreciation on investments       2,320       161         2,641       195           595
   ------------------------------  ----------   -------    ----------   -------    ----------
   NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS        5,961       111         2,973       196          (408)
   ------------------------------  ----------   -------    ----------   -------    ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                   $    6,122   $   104    $    2,952   $   191    $     (590)
   ------------------------------  ==========   =======    ==========   =======    ==========

                                   FIDELITY    FIDELITY
                                   VIP II      VIP II      LN          MFS         MFS
                                   ASSET       INVESTMENT  MONEY       EMERGING    TOTAL       MFS
                                   MANAGER     GRADE BOND  MARKET      GROWTH      RETURN      UTILITIES
                                   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
   ------------------------------------------------------------------------------------------------------
   PERIOD FROM MAY 18, 1999 TO
      DECEMBER 31, 1999
   Net Investment Income (Loss):
   Dividends from investment
      income                          $ --        $ --        $4,198      $  --        $--        $ --
   Dividends from net realized
      gains on investments              --          --           --          --         --          --
   Mortality and expense
      guarantees                        (6)        (13)        (655)        (45)        (8)         (8)
   ------------------------------     ----        ----        -----       -----        ---        ----
   NET INVESTMENT INCOME (LOSS)         (6)        (13)       3,543         (45)        (8)         (8)
   Net Realized and Unrealized
      Gain (Loss) on Investments:
   Net realized gain (loss) on
      investments                        2           5           --       2,307         (1)          8
   Net change in unrealized
      appreciation or
      depreciation on investments      190         (56)          --       6,675         50         604
   ------------------------------     ----        ----        -----       -----        ---        ----
   NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS       192         (51)          --       8,982         49         612
   ------------------------------     ----        ----        -----       -----        ---        ----
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                      $186        $(64)       $3,543      $8,937       $41        $604
   ------------------------------     ====        ====        =====       =====        ===        ====

                                   OCC
                                   ACCUMULATION  OCC           TEMPLETON
                                   GLOBAL        ACCUMULATION  ASSET       TEMPLETON      TEMPLETON
                                   EQUITY        MANAGED       ALLOCATION  INTERNATIONAL  STOCK
                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
   ------------------------------
   PERIOD FROM MAY 18, 1999 TO
      DECEMBER 31, 1999
   Net Investment Income (Loss):
   Dividends from investment
      income                          $  99          $ --         $ --         $  --        $  --
   Dividends from net realized
      gains on investments            1,028            --           --            --           --
   Mortality and expense
      guarantees                         (8)          (23)          (6)          (21)         (17)
   ------------------------------     -----          ----         ----         -----        -----
   NET INVESTMENT INCOME (LOSS)       1,119           (23)          (6)          (21)         (17)
   Net Realized and Unrealized
      Gain (Loss) on Investments:
   Net realized gain (loss) on
      investments                         5            (3)           2            91           13
   Net change in unrealized
      appreciation or
      depreciation on investments      (772)          164          231         1,441        1,617
   ------------------------------     -----          ----         ----         -----        -----
   NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS       (767)          161          233         1,532        1,630
   ------------------------------     -----          ----         ----         -----        -----
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                      $ 352          $138         $227         $1,511       $1,613
   ------------------------------     =====          ====         ====         =====        =====

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM MAY 18, 1999 TO DECEMBER 31, 1999

                                              AIM           AIM                                              DELAWARE
                                              V.I.          V.I.         AIM         AIM                     PREMIUM     DELAWARE
                                              CAPITAL       DIVERSIFIED  V.I.        V.I.        BT EQUITY   SMALL       PREMIUM
                                              APPRECIATION  INCOME       GROWTH      VALUE       500 INDEX   CAP VALUE   TREND
                                   COMBINED   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
   --------------------------------------------------------------------------------------------------------------------------------
   Changes From Operations:
     Net investment income (loss)  $   9,162  $        723  $      642   $    2,567  $      769  $      161  $       (7) $      (21)
     Net realized gain (loss) on
     investments                      12,143           854        (276)       3,033       3,182       3,641         (50)        332
     Net change in unrealized
     appreciation or depreciation
     on investments                   28,828         3,521        (441)       5,999       3,693       2,320         161       2,641
   ------------------------------  ---------  ------------  ----------   ----------  ----------  ----------  ----------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                      50,133         5,098         (75)      11,599       7,644       6,122         104       2,952
   Change From Unit Transactions:
     Participant purchases         1,875,382        43,325      29,982       95,471     105,861      58,729       8,911      13,532
     Participant withdrawals        (472,888)       (4,379)     (6,929)      (8,219)    (10,142)    (12,320)     (3,526)       (990)
   ------------------------------  ---------  ------------  ----------   ----------  ----------  ----------  ----------  ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                 1,402,494        38,946      23,053       87,252      95,719      46,409       5,385      12,542
   ------------------------------  ---------  ------------  ----------   ----------  ----------  ----------  ----------  ----------
   TOTAL INCREASE IN NET ASSETS    1,452,627        44,044      22,978       98,851     103,363      52,531       5,489      15,494
   ------------------------------  ---------  ------------  ----------   ----------  ----------  ----------  ----------  ----------
   NET ASSETS AT DECEMBER 31,
      1999                         $1,452,627 $     44,044  $   22,978   $   98,851  $  103,363  $   52,531  $    5,489  $   15,494
   ------------------------------  =========  ============  ==========   ==========  ==========  ==========  ==========  ==========

                                   DELAWARE    FIDELITY
                                   PREMIUM     VIP
                                   EMERGING    EQUITY-
                                   MARKETS     INCOME
                                   SUBACCOUNT  SUBACCOUNT
   ------------------------------
   Changes From Operations:
     Net investment income (loss)  $       (5) $     (182)
     Net realized gain (loss) on
     investments                            1      (1,003)
     Net change in unrealized
     appreciation or depreciation
     on investments                       195         595
   ------------------------------  ----------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                          191        (590)
   Change From Unit Transactions:
     Participant purchases              1,001      81,119
     Participant withdrawals              (92)     (5,804)
   ------------------------------  ----------  ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                        909      75,315
   ------------------------------  ----------  ----------
   TOTAL INCREASE IN NET ASSETS         1,100      74,725
   ------------------------------  ----------  ----------
   NET ASSETS AT DECEMBER 31,
      1999                         $    1,100  $   74,725
   ------------------------------  ==========  ==========

                                   FIDELITY    FIDELITY
                                   VIP         VIP II      LN           MFS         MFS
                                   ASSET       INVESTMENT  MONEY        EMERGING    TOTAL       MFS
                                   MANAGER     GRADE BOND  MARKET       GROWTH      RETURN      UTILITIES
                                   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
   -------------------------------------------------------------------------------------------------------
   Changes From Operations:
     Net investment income (loss)  $       (6) $      (13) $     3,543  $      (45) $       (8) $       (8)
     Net realized gain (loss) on
     investments                            2           5           --       2,307          (1)          8
     Net change in unrealized
     appreciation or depreciation
     on investments                       190         (56)          --       6,675          50         604
   ------------------------------  ----------  ----------  -----------  ----------  ----------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                          186         (64)       3,543       8,937          41         604
   Change From Unit Transactions:
     Participant purchases             11,041      29,161    1,255,833      25,098       5,599       7,414
     Participant withdrawals           (6,154)     (6,084)    (395,802)     (1,965)       (648)       (373)
   ------------------------------  ----------  ----------  -----------  ----------  ----------  ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                      4,887      23,077      860,031      23,133       4,951       7,041
   ------------------------------  ----------  ----------  -----------  ----------  ----------  ----------
   TOTAL INCREASE IN NET ASSETS         5,073      23,013      863,574      32,070       4,992       7,645
   ------------------------------  ----------  ----------  -----------  ----------  ----------  ----------
   NET ASSETS AT DECEMBER 31,
      1999                         $    5,073  $   23,013  $   863,574  $   32,070  $    4,992  $    7,645
   ------------------------------  ==========  ==========  ===========  ==========  ==========  ==========

                                   OCC
                                   ACCUMULATION  OCC           TEMPLETON
                                   GLOBAL        ACCUMULATION  ASSET       TEMPLETON      TEMPLETON
                                   EQUITY        MANAGED       ALLOCATION  INTERNATIONAL  STOCK
                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
   ------------------------------
   Changes From Operations:
     Net investment income (loss)  $      1,119  $        (23) $       (6) $         (21) $      (17)
     Net realized gain (loss) on
     investments                              5            (3)          2             91          13
     Net change in unrealized
     appreciation or depreciation
     on investments                        (772)          164         231          1,441       1,617
   ------------------------------  ------------  ------------  ----------  -------------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                            352           138         227          1,511       1,613
   Change From Unit Transactions:
     Participant purchases                9,006        37,381       3,939         24,119      28,860
     Participant withdrawals             (1,826)       (2,372)       (151)        (3,136)     (1,976)
   ------------------------------  ------------  ------------  ----------  -------------  ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                        7,180        35,009       3,788         20,983      26,884
   ------------------------------  ------------  ------------  ----------  -------------  ----------
   TOTAL INCREASE IN NET ASSETS           7,532        35,147       4,015         22,494      28,497
   ------------------------------  ------------  ------------  ----------  -------------  ----------
   NET ASSETS AT DECEMBER 31,
      1999                         $      7,532  $     35,147  $    4,015  $      22,494  $   28,497
   ------------------------------  ============  ============  ==========  =============  ==========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

NOTES TO FINANCIAL STATEMENTS

1.  ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION
    THE VARIABLE ACCOUNT:
    Lincoln Life & Annuity Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (Lincoln Life New York) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on May 18, 1999, are part of the operations of Lincoln Life New York.

    The assets of the Variable Account are owned by Lincoln Life New York. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life New York.

    BASIS OF PRESENTATION:
    The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United Sates for unit investment trusts.

    INVESTMENTS:
    The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of twenty portfolios of nine diversified open-end management investment companies, each portfolio with its own investment objective. The variable subaccounts are:

    AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Diversified Income Fund
     AIM V.I. Growth Fund
     AIM V.I. Value Fund

    BT Insurance Funds Trust:
     BT Equity 500 Index Fund

    Delaware Group Premium Funds, Inc.:
     Small Cap Value Series
     Trend Series
     Emerging Markets Series

    Fidelity Variable Insurance Products Fund:
     Equity-Income Portfolio

    Fidelity Variable Insurance Products Fund II:
     Asset Manager Portfolio
     Investment Grade Bond Portfolio

    Lincoln National (LN):
     LN Money Market Fund, Inc.

    MFS Variable Insurance Trust:
     MFS Emerging Growth Series
     MFS Total Return Series
     MFS Utilities Series

    OCC Accumulation Trust:
     OCC Accumulation Global Equity Portfolio
     OCC Accumulation Managed Portfolio

    Templeton Variable Products Series Fund:
     Templeton Asset Allocation Fund
     Templeton International Fund
     Templeton Stock Fund

    Investments in the variable subaccounts are stated at the closing net asset value per share on December 31, 1999, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

    Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

1.  ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED)
    DIVIDENDS:
    Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES:
    Operations of the Variable Account form a part of and are taxed with operations of Lincoln Life New York, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATE Amounts are paid to Lincoln Life New York for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The current rate of deduction, stated as an annual percentage, is .80% during the first twelve years and .55% thereafter. The mortality and expense risk charges for each of the variable subaccounts are reported in the statement of operations.

    Prior to the allocation of premiums to the Variable Account, Lincoln Life New York deducts a premium load of 5% of each premium payment to cover state taxes and federal income tax liabilities. The premium loads for the period ended December 31, 1999 amounted to $75,563.

    Lincoln Life New York charges a monthly administrative fee of $15 in the first policy year and $5 in subsequent policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the period ended December 31, 1999 totaled $3,078.

    Lincoln Life New York assumes responsibility for providing the insurance benefit included in the policy. Lincoln Life New York charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately for the value of each variable subaccount and/or fixed account funding options. The fixed account is part of the general account of Lincoln Life New York and is not included in these financial statements. The cost of insurance charges for the period ended December 31, 1999 amounted to $106,667.

    Under certain circumstances, Lincoln Life New York reserves the right to charge a transfer fee of up to $25 for transfers between variable subaccounts. For the period ended
    December 31, 1999, no transfer fees were deducted from the variable subaccounts.

    Lincoln Life New York, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable subaccounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. For the period ended December 31, 1999, no surrender charges or partial surrender administrative charges were paid to Lincoln Life New York, attributable to the variable subaccounts.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

3.  NET ASSETS
    The following is a summary of net assets owned at December 31, 1999.

                                        AIM           AIM                                              DELAWARE
                                        V.I.          V.I.         AIM         AIM                     PREMIUM     DELAWARE
                                        CAPITAL       DIVERSIFIED  V.I.        V.I.        BT EQUITY   SMALL       PREMIUM
                                        APPRECIATION  INCOME       GROWTH      VALUE       500 INDEX   CAP VALUE   TREND
                             COMBINED   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Accumulation units           $1,402,494 $   38,946    $   23,053   $ 87,252    $  95,719   $ 46,409    $ 5,385     $ 12,542
---------------------------  ---------  ------------  ----------   ----------  ----------  ----------  ----------  ----------
Accumulated net investment
   income (loss)                 9,162         723           642      2,567          769        161         (7)         (21)
---------------------------  ---------  ------------  ----------   ----------  ----------  ----------  ----------  ----------
Accumulated net realized
   gain (loss) on
   investments                  12,143         854          (276)     3,033        3,182      3,641        (50)         332
---------------------------  ---------  ------------  ----------   ----------  ----------  ----------  ----------  ----------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                  28,828       3,521          (441)     5,999        3,693      2,320        161        2,641
                             ---------  ------------  ----------   ----------  ----------  ----------  ----------  ----------
                             $1,452,627 $   44,044    $   22,978   $ 98,851    $ 103,363   $ 52,531    $ 5,489     $ 15,494
                             =========  ============  ==========   ==========  ==========  ==========  ==========  ==========

                             DELAWARE    FIDELITY
                             PREMIUM     VIP
                             EMERGING    EQUITY-
                             MARKETS     INCOME
                             SUBACCOUNT  SUBACCOUNT
---------------------------
UNIT TRANSACTIONS:
Accumulation units           $   909     $   75,315
---------------------------  ----------  ----------
Accumulated net investment
   income (loss)                  (5)          (182)
---------------------------  ----------  ----------
Accumulated net realized
   gain (loss) on
   investments                     1         (1,003)
---------------------------  ----------  ----------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                   195            595
                             ----------  ----------
                             $ 1,100     $   74,725
                             ==========  ==========

                             FIDELITY    FIDELITY                                                    OCC
                             VIP II      VIP II      LN          MFS         MFS                     ACCUMULATION  OCC
                             ASSET       INVESTMENT  MONEY       EMERGING    TOTAL       MFS         GLOBAL        ACCUMULATION
                             MANAGER     GRADE BOND  MARKET      GROWTH      RETURN      UTILITIES   EQUITY        MANAGED
                             SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Accumulation units           $ 4,887     $ 23,077    $ 860,031   $ 23,133    $ 4,951     $ 7,041     $ 7,180       $ 35,009
---------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------  ------------
Accumulated net investment
   income (loss)                  (6)         (13)       3,543        (45)        (8)         (8)      1,119            (23)
---------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------  ------------
Accumulated net realized
   gain (loss) on
   investments                     2            5           --      2,307         (1)          8           5             (3)
---------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------  ------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                   190          (56)          --      6,675         50         604        (772)           164
                             ----------  ----------  ----------  ----------  ----------  ----------  ------------  ------------
                             $ 5,073     $ 23,013    $ 863,574   $ 32,070    $ 4,992     $ 7,645     $ 7,532       $ 35,147
                             ==========  ==========  ==========  ==========  ==========  ==========  ============  ============


                             TEMPLETON
                             ASSET       TEMPLETON      TEMPLETON
                             ALLOCATION  INTERNATIONAL  STOCK
                             SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
---------------------------
UNIT TRANSACTIONS:
Accumulation units           $ 3,788     $   20,983     $   26,884
---------------------------  ----------  -------------  ----------
Accumulated net investment
   income (loss)                  (6)           (21)           (17)
---------------------------  ----------  -------------  ----------
Accumulated net realized
   gain (loss) on
   investments                     2             91             13
---------------------------  ----------  -------------  ----------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                   231          1,441          1,617
                             ----------  -------------  ----------
                             $ 4,015     $   22,494     $   28,497
                             ==========  =============  ==========

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

4.  PURCHASES AND SALES OF INVESTMENTS
    The aggregate cost of investments purchased and the aggregate proceeds from investments sold during the period from May 18, 1999 to December 31, 1999 were as follows:

                                                                                      AGGREGATE
                                                                 AGGREGATE COST       PROCEEDS FROM
                                                                 OF PURCHASES         SALES
                                                                 ----------------------------------
   AIM V.I. Capital Appreciation Fund                              $   51,210           $ 11,540
   ------------------------------------------------------------
   AIM V.I. Diversified Income Fund                                    35,765             12,069
   ------------------------------------------------------------
   AIM V.I. Growth Fund                                               137,707             47,886
   ------------------------------------------------------------
   AIM V.I. Value Fund                                                172,499             76,009
   ------------------------------------------------------------
   BT Equity 500 Index Fund                                           188,203            141,632
   ------------------------------------------------------------
   Delaware Premium Small Cap Value Series                              7,421              2,043
   ------------------------------------------------------------
   Delaware Premium Trend Series                                       15,415              2,894
   ------------------------------------------------------------
   Delaware Premium Emerging Markets Series                               945                 41
   ------------------------------------------------------------
   Fidelity VIP Equity-Income Portfolio                               128,250             53,115
   ------------------------------------------------------------
   Fidelity VIP II Asset Manager Portfolio                              4,961                 80
   ------------------------------------------------------------
   Fidelity VIP II Investment Grade Bond Portfolio                     26,234              3,169
   ------------------------------------------------------------
   LN Money Market Account                                          1,315,655            452,062
   ------------------------------------------------------------
   MFS Emerging Growth Series                                          39,823             16,734
   ------------------------------------------------------------
   MFS Total Return Series                                              5,146                203
   ------------------------------------------------------------
   MFS Utilities Series                                                 7,224                191
   ------------------------------------------------------------
   OCC Accumulation Global Equity Portfolio                             8,439                140
   ------------------------------------------------------------
   OCC Accumulation Managed Portfolio                                  35,311                324
   ------------------------------------------------------------
   Templeton Asset Allocation Fund                                      3,883                101
   ------------------------------------------------------------
   Templeton International Fund                                        25,786              4,824
   ------------------------------------------------------------
   Templeton Stock Fund                                                27,180                312
   ------------------------------------------------------------
                                                                   ----------           --------
                                                                   $2,237,057           $825,369
                                                                   ==========           ========

5.  INVESTMENTS
    The following is a summary of investments owned at December
    31, 1999.

                                                                                   NET
                                                                 SHARES            ASSET        VALUE OF
                                                                 OUTSTANDING       VALUE        SHARES           COST OF SHARES
                                                                 --------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund                               1,238          $35.58       $   44,045         $   40,524
   ------------------------------------------------------------
   AIM V.I. Diversified Income Fund                                 2,284           10.06           22,979             23,420
   ------------------------------------------------------------
   AIM V.I. Growth Fund                                             3,065           32.25           98,853             92,854
   ------------------------------------------------------------
   AIM V.I. Value Fund                                              3,086           33.50          103,365             99,672
   ------------------------------------------------------------
   BT Equity 500 Index Fund                                         3,461           15.18           52,532             50,212
   ------------------------------------------------------------
   Delaware Premium Small Cap Value Series                            357           15.36            5,489              5,328
   ------------------------------------------------------------
   Delaware Premium Trend Series                                      460           33.66           15,494             12,853
   ------------------------------------------------------------
   Delaware Premium Emerging Markets Series                           131            8.40            1,100                905
   ------------------------------------------------------------
   Fidelity VIP Equity-Income Portfolio                             2,906           25.71           74,727             74,132
   ------------------------------------------------------------
   Fidelity VIP II Asset Manager Portfolio                            272           18.67            5,073              4,883
   ------------------------------------------------------------
   Fidelity VIP II Investment Grade Bond Portfolio                  1,893           12.16           23,014             23,070
   ------------------------------------------------------------
   LN Money Market Account                                         86,359           10.00          863,593            863,593
   ------------------------------------------------------------
   MFS Emerging Growth Series                                         845           37.94           32,071             25,396
   ------------------------------------------------------------
   MFS Total Return Series                                            281           17.75            4,992              4,942
   ------------------------------------------------------------
   MFS Utilities Series                                               316           24.16            7,645              7,041
   ------------------------------------------------------------
   OCC Accumulation Global Equity Portfolio                           455           16.56            7,532              8,304
   ------------------------------------------------------------
   OCC Accumulation Managed Portfolio                                 805           43.65           35,148             34,984
   ------------------------------------------------------------
   Templeton Asset Allocation Fund                                    172           23.37            4,015              3,784
   ------------------------------------------------------------
   Templeton International Fund                                     1,011           22.25           22,494             21,053
   ------------------------------------------------------------
   Templeton Stock Fund                                             1,168           24.39           28,498             26,881
   ------------------------------------------------------------                                 ----------         ----------
                                                                                                $1,452,659         $1,423,831
                                                                                                ==========         ==========

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of Lincoln Life & Annuity Company of New York and
Contract Owners of Lincoln Life & Annuity Flexible Premium
Variable Life Account M

We have audited the accompanying statement of assets and liability of Lincoln Life & Annuity Flexible Premium Variable Life Account M ("Variable Account") (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Growth, AIM V.I. Value, Banker's Trust Equity 500 Index, Delaware Premium Small Cap Value, Delaware Premium Trend, Delaware Premium Emerging Markets, Fidelity VIP Equity-Income, Fidelity VIP II Asset Manager, Fidelity VIP II Investment Grade Bond, Lincoln National Money Market, MFS Emerging Growth, MFS Total Return, MFS Utilities, OCC Accumulation Global Equity, OCC Accumulation Managed, Templeton Variable Products Asset Allocation, Templeton Variable Products International and Templeton Variable Products Stock subaccounts), as of December 31, 1999, and the related statements of operations and changes in net assets for the period from May 18, 1999 to December 31, 1999. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life & Annuity Flexible Premium Variable Life Account M at December 31, 1999, and the results of their operations and the changes in their net assets for the period from May 18, 1999 to December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP
Fort Wayne, Indiana
March 24, 2000

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              1999             1998
                                                              --------------   --------------
ADMITTED ASSETS
CASH AND INVESTED ASSETS:
Bonds                                                         $1,482,592,831   $1,435,882,019
------------------------------------------------------------
Unaffiliated common stocks                                           161,005          155,039
------------------------------------------------------------
Mortgage loans on real estate                                    197,425,386      184,503,805
------------------------------------------------------------
Policy loans                                                     177,437,149      170,372,567
------------------------------------------------------------
Cash and short-term investments                                   29,467,267      143,546,873
------------------------------------------------------------
Other invested assets                                                223,126           60,000
------------------------------------------------------------
Receivable for securities                                          1,313,866        3,477,120
------------------------------------------------------------  --------------   --------------
Total cash and invested assets                                 1,888,620,630    1,937,997,423
------------------------------------------------------------
Premiums and fees in course of collection                          6,578,363        6,959,116
------------------------------------------------------------
Accrued investment income                                         29,296,814       25,925,055
------------------------------------------------------------
Other admitted assets                                             38,442,338          438,335
------------------------------------------------------------
Separate account assets                                          328,767,871      236,861,781
------------------------------------------------------------  --------------   --------------
Total admitted assets                                         $2,291,706,016   $2,208,181,710
------------------------------------------------------------  ==============   ==============

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $  853,572,463   $  851,746,596
------------------------------------------------------------
Other policyholder funds                                         951,347,964      962,725,311
------------------------------------------------------------
Other liabilities                                                 25,045,378       44,824,520
------------------------------------------------------------
Federal income taxes recoverable                                          --       (3,206,611)
------------------------------------------------------------
Asset valuation reserve                                            7,884,503        5,374,594
------------------------------------------------------------
Interest maintenance reserve                                         956,570        5,051,304
------------------------------------------------------------
Net transfers due from separate accounts                          (8,262,299)      (6,915,063)
------------------------------------------------------------
Separate account liabilities                                     328,767,871      236,861,781
------------------------------------------------------------  --------------   --------------
Total liabilities                                              2,159,312,450    2,096,462,432
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $100 par value:
  Authorized, issued and outstanding -- 20,000 shares (owned
    by The Lincoln National Life Insurance Company)                2,000,000        2,000,000
------------------------------------------------------------
Paid-in surplus                                                  384,128,481      384,128,481
------------------------------------------------------------
Unassigned surplus -- deficit                                   (253,734,915)    (274,409,203)
------------------------------------------------------------  --------------   --------------
Total capital and surplus                                        132,393,566      111,719,278
------------------------------------------------------------  --------------   --------------
Total liabilities and capital and surplus                     $2,291,706,016   $2,208,181,710
------------------------------------------------------------  ==============   ==============

See accompanying notes.                                                      S-1

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999           1998             1997
                                                              ------------   --------------   ------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $172,708,594   $1,291,566,984   $184,112,330
------------------------------------------------------------
Net investment income                                          132,213,228      105,083,579     43,953,796
------------------------------------------------------------
Surrender and administrative charges                             2,401,973        2,834,073      1,334,705
------------------------------------------------------------
Mortality and expense charges on deposit funds                   2,937,632        1,980,728      1,548,722
------------------------------------------------------------
Amortization of the interest maintenance reserve                   925,547          579,137        370,129
------------------------------------------------------------
Other revenues                                                   2,127,634          536,698        183,048
------------------------------------------------------------  ------------   --------------   ------------
Total revenues                                                 313,314,608    1,402,581,199    231,502,730
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                               207,985,159    1,320,787,190     72,475,389
------------------------------------------------------------
Commissions                                                     17,665,459      274,529,390      2,459,308
------------------------------------------------------------
Underwriting, insurance and other expenses                      32,297,064       28,064,172      8,012,925
------------------------------------------------------------
Net transfers to separate accounts                              28,255,807       33,875,951    141,027,195
------------------------------------------------------------  ------------   --------------   ------------
Total benefits and expenses                                    286,203,489    1,657,256,703    223,974,817
------------------------------------------------------------  ------------   --------------   ------------
Gain (loss) from operations before dividends to
policyholders, federal income taxes (benefit) and net
realized loss on investments                                    27,111,119     (254,675,504)     7,527,913
------------------------------------------------------------
Dividends to policyholders                                       5,624,728        3,375,629             --
------------------------------------------------------------  ------------   --------------   ------------
Gain (loss) from operations before federal income taxes
(benefit) and net realized loss on investments                  21,486,391     (258,051,133)     7,527,913
------------------------------------------------------------
Federal income taxes (benefit)                                    (427,033)      (4,561,826)     1,942,625
------------------------------------------------------------  ------------   --------------   ------------
Gain (loss) from operations before net realized loss on
investments                                                     21,913,424     (253,489,307)     5,585,288
------------------------------------------------------------
Net realized loss on investments                                (2,012,331)        (721,449)       (73,398)
------------------------------------------------------------  ------------   --------------   ------------
Net income (loss)                                             $ 19,901,093   $ (254,210,756)  $  5,511,890
------------------------------------------------------------  ============   ==============   ============

See accompanying notes.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                                               UNASSIGNED      TOTAL
                                                   COMMON       PAID-IN        SURPLUS --      CAPITAL AND
                                                   STOCK        SURPLUS        DEFICIT         SURPLUS
                                                   ----------   ------------   -------------   -------------
Balances at January 1, 1997                        $2,000,000   $ 69,000,000   $ (20,824,003)  $  50,175,997
Add (deduct):
  Surplus paid-in                                          --    158,407,481              --     158,407,481
-------------------------------------------------
  Net income                                               --             --       5,511,890       5,511,890
-------------------------------------------------
  Increase in nonadmitted assets                           --             --         (21,278)        (21,278)
-------------------------------------------------
  Increase in asset valuation service                      --             --      (1,221,863)     (1,221,863)
-------------------------------------------------  ----------   ------------   -------------   -------------
Balances at December 31, 1997                       2,000,000    227,407,481     (16,555,254)    212,852,227
Add (deduct):
  Surplus paid-in                                          --    156,721,000              --     156,721,000
-------------------------------------------------
  Net loss                                                 --             --    (254,210,756)   (254,210,756)
-------------------------------------------------
  Increase in unrealized capital losses                    --             --        (178,648)       (178,648)
-------------------------------------------------
  Decrease in nonadmitted assets                           --             --         241,698         241,698
-------------------------------------------------
  Increase in asset valuation reserve                      --             --      (3,024,183)     (3,024,183)
-------------------------------------------------
  Increase in liability for reinsurance in
    unauthorized companies                                 --             --        (682,060)       (682,060)
-------------------------------------------------  ----------   ------------   -------------   -------------
Balances at December 31, 1998                       2,000,000    384,128,481    (274,409,203)    111,719,278
Add (deduct):
  Net income                                               --             --      19,901,093      19,901,093
-------------------------------------------------
  Increase in unrealized capital losses                    --             --        (939,080)       (939,080)
-------------------------------------------------
  Decrease in nonadmitted assets                           --             --         187,322         187,322
-------------------------------------------------
  Increase in asset valuation reserve                      --             --      (2,509,909)     (2,509,909)
-------------------------------------------------
  Increase in liability for reinsurance in
    unauthorized companies                                 --             --        (605,340)       (605,340)
-------------------------------------------------
  Gain on reinsurance transaction                          --             --       4,640,202       4,640,202
-------------------------------------------------  ----------   ------------   -------------   -------------
Balances at December 31, 1999                      $2,000,000   $384,128,481   $(253,734,915)  $ 132,393,566
-------------------------------------------------  ==========   ============   =============   =============

See accompanying notes.                                                      S-3

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999            1998             1997
                                                              -------------   --------------   ---------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 172,535,360   $1,284,669,810    $184,112,330
------------------------------------------------------------
Investment income received                                      138,850,106       96,331,551      43,781,378
------------------------------------------------------------
Benefits paid                                                  (204,263,171)     (83,399,329)    (85,008,691)
------------------------------------------------------------
Insurance expenses paid                                         (96,041,640)    (351,272,500)   (154,355,904)
------------------------------------------------------------
Federal income taxes received (paid)                               (656,134)       1,703,193      (1,893,859)
------------------------------------------------------------
Dividends paid to policyholders                                  (5,921,665)       2,651,237              --
------------------------------------------------------------
Other income received, less other expenses paid                   1,653,592       39,064,672       1,613,631
------------------------------------------------------------  -------------   --------------    ------------
Net cash provided by (used in) operating activities               6,156,448      989,748,634     (11,751,115)
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      294,554,595      249,409,117     272,961,178
------------------------------------------------------------
Purchase of investments                                        (369,356,711)  (1,280,892,696)   (265,700,363)
------------------------------------------------------------
Net decrease (increase) in policy loans                          (7,064,582)    (131,317,640)      1,554,149
------------------------------------------------------------  -------------   --------------    ------------
Net cash provided by (used in) investing activities             (81,866,698)  (1,162,801,219)      8,814,964
------------------------------------------------------------

FINANCING AND MISCELLANEOUS ACTIVITIES
Capital and surplus paid-in                                              --      156,721,000     158,407,481
------------------------------------------------------------
Other                                                           (38,369,356)      (3,895,136)    (11,032,743)
------------------------------------------------------------  -------------   --------------    ------------
Net cash provided by financing activities                       (38,369,356)     152,825,864     147,374,738
------------------------------------------------------------  -------------   --------------    ------------
Net increase (decrease) in cash and short-term investments     (114,079,606)     (20,226,721)    144,438,587
------------------------------------------------------------
Total cash and short-term investments at beginning of year      143,546,873      163,773,594      19,335,007
------------------------------------------------------------  -------------   --------------    ------------
Total cash and short-term investments at end of year          $  29,467,267   $  143,546,873    $163,773,594
------------------------------------------------------------  =============   ==============    ============

See accompanying notes.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS

1.  ORGANIZATION AND OPERATIONS AND
    SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

    ORGANIZATION AND OPERATIONS
    Lincoln Life & Annuity Company of New York (the "Company") is a wholly owned subsidiary of The Lincoln National Life Insurance Company ("Lincoln Life"), which is a wholly owned subsidiary of Lincoln National Corporation ("LNC"). In 1996, the Company was organized under the laws of the state of New York as a life insurance company and received approval from the New York Insurance Department (the "Department") to operate as a licensed insurance company in the State of New York.

    The Company's principal business consists of underwriting annuities, deposit-type contracts and life insurance sold through multiple distribution channels. The Company conducts business only in the State of New York.

    USE OF ESTIMATES
    The nature of the insurance business requires management to make estimates and assumptions that affect amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from these estimates.

    BASIS OF PRESENTATION
    The accompanying statutory-basis financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

    In 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Department. At this time, it is anticipated that New York will adopt Codification, however, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

    Existing statutory accounting practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds are reported at cost or amortized cost or fair value based on their NAIC rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of bonds and mortgage loans attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than a reduction to unassigned surplus. Under GAAP, realized capital gains and losses

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

1.  ORGANIZATION AND OPERATIONS AND
    SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    are reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    PREMIUMS AND DEPOSITS
    Premiums and deposits with respect to universal life policies and annuity and other investment-type contracts consist of the entire premium received and are reported as premium revenue. Under GAAP, premiums and deposits received in excess of policy charges would not be recognized as premium revenue.

    BENEFITS AND SETTLEMENT EXPENSES
    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of operations. Under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. For traditional life and disability income products, benefits and expenses are recognized when incurred in a manner consistent with the related premium recognition policies.

    REINSURANCE
    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs as required under GAAP. Business assumed under 100% indemnity and assumption reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill. On a statutory-basis of accounting, the ceding commission is expensed when paid.

    Premiums, benefits and settlement expenses and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. Under GAAP, policy benefits and contract liabilities are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    INCOME TAXES
    Deferred federal income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

1.  ORGANIZATION AND OPERATIONS AND
    SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

    POSTRETIREMENT BENEFITS
    For purposes of calculating the Company's postretirement benefit obligation, only vested employees and current retirees are included in the actuarial benefit valuation. Under GAAP, active employees not currently eligible would also be included.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less from the date of acquisition. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less from the date of acquisition.

    A reconciliation of the Company's capital and surplus and net income (loss) determined on a statutory accounting basis with amounts determined in accordance with GAAP is as follows:

                                              CAPITAL AND SURPLUS           NET INCOME (LOSS)
                                              --------------------------------------------------------------------
                                              DECEMBER 31                   YEAR ENDED DECEMBER 31
                                              1999           1998           1999           1998            1997
                                              --------------------------------------------------------------------
                                              (IN THOUSANDS)
                                              --------------------------------------------------------------------
   Amounts as reported on a
   statutory -- basis
                                              $132,394       $111,719       $ 19,901       $(254,211)      $ 5,512
   -----------------------------------------
   GAAP adjustments:
     Net unrealized gain (loss) on
       investments                             (74,971)        27,851             --              --            --
   -----------------------------------------
     Interest maintenance reserve                 (792)         5,051            458            (579)         (370)
   -----------------------------------------
     Net realized gain (loss) on investments    (1,951)          (990)        (6,348)          3,050          (240)
   -----------------------------------------
     Asset valuation reserve                     7,885          5,375             --              --            --
   -----------------------------------------
     Policy and contract reserves              (72,302)       (85,875)        25,985         271,293        (3,667)
   -----------------------------------------
     Present value of future profits,
       deferred policy acquisition costs and
       goodwill                                369,032        336,568         (6,639)          6,091           524
   -----------------------------------------
     Policyholders' share of earnings and
       surplus on participating business        (9,325)        (9,904)         1,071            (100)           --
   -----------------------------------------
     Deferred income taxes                      17,505         35,280        (12,159)        (12,696)          671
   -----------------------------------------
     Nonadmitted assets                          1,685            880             --              --            --
   -----------------------------------------
     Other, net                                  4,304         (1,705)        (2,096)            (82)           --
   -----------------------------------------  --------       --------       --------       ---------       -------
   Net increase (decrease)                     241,070        312,531            272         266,977        (3,082)
   -----------------------------------------  --------       --------       --------       ---------       -------
   Amounts on a GAAP -- basis                 $373,464       $424,250       $ 20,173       $  12,766       $ 2,430
   -----------------------------------------  ========       ========       ========       =========       =======

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

1.  ORGANIZATION AND OPERATIONS AND
    SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the interest method.

    Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition.

    Policy loans are reported at unpaid principal balances.

    Mortgage loans on real estate are reported at unpaid principal balances, less allowances for impairments.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans, and common stocks are credited or charged directly in unassigned surplus.

    PREMIUMS
    Premiums for group tax-qualified annuity business are recognized as revenue when deposited. Life insurance and individual annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFIT RESERVES
    Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance inforce, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserves released and the tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to policyholders' funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that reserves for unpaid claims and claim adjustment

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

1.  ORGANIZATION AND OPERATIONS AND
    SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums, benefits and settlement expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the exclusive benefit of variable annuity and universal life contractholders and for which the contractholders, and not the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at fair value and consist of unit investments in mutual funds. The detailed operations of the separate accounts are not included in the accompanying statutory-basis financial statements. The fees received by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in the Company's statements of operations.

2.  INVESTMENTS
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                        COST OR              GROSS             GROSS
                                        AMORTIZED            UNREALIZED        UNREALIZED         FAIR
                                        COST                 GAINS             LOSSES             VALUE
                                        ------------------------------------------------------------------------
   At December 31, 1999:
     Corporate                          $1,214,312,519       $   908,731       $(65,599,479)      $1,149,621,771
      --------------------------------
     U.S. government                        25,736,299            11,711         (1,900,750)          23,847,260
      --------------------------------
     Foreign government                     17,602,777           362,624         (1,070,496)          16,894,905
      --------------------------------
     Mortgage-backed                       221,570,519             2,732         (9,530,799)         212,042,452
      --------------------------------
     State and municipal                     3,370,717                --           (105,915)           3,264,802
      --------------------------------  --------------       -----------       ------------       --------------
                                        $1,482,592,831       $ 1,285,798       $(78,207,439)      $1,405,671,190
                                        ==============       ===========       ============       ==============

   At December 31, 1998:
     Corporate                          $1,148,083,966       $27,649,036       $ (7,489,560)      $1,168,243,442
      --------------------------------
     U.S. government                        39,617,653           564,146           (119,394)          40,062,405
      --------------------------------
     Foreign government                     19,532,744           994,331           (720,250)          19,806,825
      --------------------------------
     Mortgage-backed                       225,005,162         6,239,684           (421,281)         230,823,565
      --------------------------------
     State and municipal                     3,642,494           164,552                 --            3,807,046
      --------------------------------  --------------       -----------       ------------       --------------
                                        $1,435,882,019       $35,611,749       $ (8,750,485)      $1,462,743,283
                                        ==============       ===========       ============       ==============

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

2.  INVESTMENTS (CONTINUED)
    The carrying amount of investments in bonds in the balance sheet at December 31, 1999 and 1998 reflects adjustments of $1,123,693 and $178,648, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC designating certain investments as low or lower quality.

    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1999, by contractual maturity, is as follows:

                                                                 COST OR
                                                                 AMORTIZED            FAIR
                                                                 COST                 VALUE
                                                                 -----------------------------------
   Maturity:
     In 2000                                                     $   64,699,324       $   64,449,287
   ------------------------------------------------------------
     In 2001-2004                                                   360,685,026          351,609,953
   ------------------------------------------------------------
     In 2005-2009                                                   490,969,108          462,139,167
   ------------------------------------------------------------
     After 2009                                                     344,668,854          315,430,331
   ------------------------------------------------------------
     Mortgage-backed securities                                     221,570,519          212,042,452
   ------------------------------------------------------------  --------------       --------------
   Total                                                         $1,482,592,831       $1,405,671,190
   ------------------------------------------------------------  ==============       ==============

    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    Proceeds from sales of investments in bonds were $253,876,450, $203,748,028 and $274,742,319 in 1999, 1998 and 1997, respectively. Gross gains of $842,229, $3,612,434 and $1,533,793, and gross losses of $6,968,975,
    $1,529,149 and $1,922,165 during 1999, 1998 and 1997, respectively, were realized on those sales. Net gains (losses) of ($186), $17,705 and ($26) were realized on sales of short-term investments in 1999, 1998 and 1997, respectively.

    At December 31, 1999 and 1998, investments in bonds with an admitted asset value of $500,078 and $500,129, respectively, were on deposit with the Department to satisfy regulatory requirements.

    During 1999, the minimum and maximum lending rates for mortgage loans were 6.62% and 10.29%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 1999, the Company did not hold any mortgages with interest overdue beyond one year. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

2.  INVESTMENTS (CONTINUED)
    The major categories of net investment income are as follows:

                                                         YEAR ENDED DECEMBER 31
                                                         1999               1998               1997
                                                         ------------------------------------------------------
   Income:
     Bonds                                               $106,590,150       $ 78,205,686         $42,237,959
     --------------------------------------------------
     Mortgage loans on real estate                         13,522,104         14,304,385                  --
     --------------------------------------------------
     Policy loans                                          11,018,423          7,981,377           1,990,613
     --------------------------------------------------
     Cash and short-term investments                        2,391,977          5,893,453             315,328
     --------------------------------------------------  ------------       ------------         -----------
   Total investment income                                133,522,654        106,384,901          44,543,900
   ----------------------------------------------------
   Investment expenses                                      1,309,426          1,301,322             590,104
   ----------------------------------------------------  ------------       ------------         -----------
   Net investment income                                 $132,213,228       $105,083,579         $43,953,796
   ----------------------------------------------------  ============       ============         ===========

    Realized capital gains and losses are reported net of federal income taxes of $437,941, $1,223,897 and $55,541 in 1999, 1998 and 1997, respectively, and amounts transferred to the interest maintenance reserve of $3,169,187, $3,035,887 and $239,459 in 1999, 1998 and 1997, respectively.

    At December 31, 1999, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

3.  FEDERAL INCOME TAXES
    The Company's federal income tax return is not consolidated with any other entities. The effective federal income tax rate for financial reporting purposes differs from the prevailing statutory tax rate principally due to tax-exempt investment income, other pass through tax attributes from investments, differences in ceding commissions, policy acquisition costs, and policy and contract liabilities in the tax return versus the financial statements.

    In 1998, a federal income tax net operating loss of $80,156,000 was incurred. The Company utilized $9,162,000 of the net operating loss to recover taxes paid in prior years. In 1999, an additional $10,170,000 of net operating loss was utilized to offset taxable income. The remaining portion of the net operating loss at December 31, 1999 of $60,824,000 will be available for use to offset taxable income in future years. The net operating loss carryforward of $60,824,000 will expire in 2013.

    The Company paid $3,675,000 in 1997 for federal income taxes. No federal income tax payments were made in 1999 or 1998. The Company received a refund of $3,196,000 in 1999 as a result of the utilization of the net operating loss.

4.  REINSURANCE
    The Company cedes insurance to other companies, including affiliated companies. The portion of risks exceeding the Company's retention limits is reinsured with Lincoln Life. The Company limits its maximum risk that it retains on an individual to $500,000. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations. The Company did not cede or assume any business prior to January 1, 1998.

    On January 2, 1998, the Company and Lincoln Life entered into an indemnity reinsurance transaction whereby the Company and Lincoln Life reinsured 100% of a block of individual life insurance and annuity business of CIGNA Corporation ("CIGNA"). The Company paid $149,621,452 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $149,714,239 in 1998, which is included in the statements of operations line item "Commissions." At the time of closing, this block of business had statutory liabilities of $779,551,235 which became the Company's obligations. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities. Subsequent to the CIGNA transaction, the

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

4.  REINSURANCE (CONTINUED)
    Company and Lincoln Life announced that they had reached an agreement to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998. During 1999, the Company received $5,800,000 from CIGNA as a result of the final settlement of the statutory-basis values of assets and liabilities for the reinsured business. The $5,800,000 is included in the statements of operations line item "Other revenues." Additionally, on November 1, 1999, the Company and Lincoln Life closed the previously announced agreement to retrocede virtually 100% of the disability income business assumed from CIGNA. This retrocession agreement was effective November 1, 1999. A gain on the transaction of $4.6 million was recorded directly in unassigned surplus, net of tax.

    On October 1, 1998, the Company entered into an indemnity reinsurance transaction whereby the Company and Lincoln Life reinsured 100% of a block of individual life insurance business from Aetna, Inc. The Company paid $143,721,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $135,374,141 in 1998, which is included in the statements of operations line item "Commissions." At the time of closing, this block of business had statutory liabilities of $463,007,132 which became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

    Subsequent to the Aetna transaction, the Company and Lincoln Life announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000, of which $11,900,000 was received by the Company. The retrocession agreement was executed on October 14, 1998 with an effective date of October 1, 1998.

    The balance sheet caption, "Future policy benefits and claims" has been reduced for insurance ceded by $97,457,160 and $54,411,763 at December 31, 1999 and 1998, respectively. The balance sheet caption, "Other policyholder funds" has been reduced for insurance ceded by $2,290,826 and $2,722,404 at December 31, 1999 and 1998, respectively.

    The caption "Premiums and deposits" in the statements of operations includes $140,394,771 and $1,276,884,778 of insurance assumed and $44,245,573 and
    $52,443,264 of insurance ceded in 1999 and 1998, respectively.

    The caption "Benefits and settlement expenses" in the statements of operations is net of reinsurance recoveries of $71,763,962 and $47,526,681 for 1999 and 1998, respectively.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $1,287,400 and $682,060 at December 31, 1999 and 1998, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 1999, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

5.  LIFE AND ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES
    At December 31, 1999 and 1998, the Company had $1,149,964,000 and $1,092,754,000, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York. Reserves to cover the above insurance totaled $5,893,549 and $6,937,379 at December 31, 1999 and 1998, respectively.

    At December 31, 1999, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

5.  LIFE AND ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES (CONTINUED)

                                                                 AMOUNT           PERCENT
                                                                 --------------   -------
   Subject to discretionary withdrawal with adjustment:
     With market value adjustment                                $  338,886,028     26.5%
   ------------------------------------------------------------
     At book value, less surrender charge                           123,141,771      9.6
   ------------------------------------------------------------
     At market value                                                319,140,374     24.9
   ------------------------------------------------------------
   Subject to discretionary withdrawal without adjustment:
     At book value with minimal or no charge or adjustment          487,578,243     38.1
   ------------------------------------------------------------
   Not subject to discretionary withdrawal                           10,884,302       .9
   ------------------------------------------------------------  --------------   ------
   Total annuity reserves and deposit fund liabilities, before
   reinsurance                                                    1,279,630,718    100.0%
                                                                                  ======
   Less reinsurance                                                   2,560,424
   ------------------------------------------------------------  --------------
   Net annuity reserves and deposit fund liabilities, including
   separate accounts                                             $1,277,070,294
   ------------------------------------------------------------  ==============

    A reconciliation of the total net annuity reserves and deposit fund liabilities to the amounts reported in the Company's 1999 Annual Statement and the Company's Separate Accounts Annual Statement at December 31, 1999 is as follows:

   Per 1999 Annual Statement:
     Exhibit 8, Section B -- Total (net)                         $   10,029,253
   ------------------------------------------------------------
     Exhibit 8, Section C -- Total (net)                              1,122,910
   ------------------------------------------------------------
     Exhibit 10, Column 1, Line 19                                  946,777,757
   ------------------------------------------------------------  --------------
                                                                    957,929,920
   ------------------------------------------------------------
   Per Separate Account Annual Statement:
   ------------------------------------------------------------
     Exhibit 6, Column 2, Line 0299999 Page 3, Line 3               319,140,374
   ------------------------------------------------------------  --------------
                                                                    319,140,374
                                                                 --------------
   Total net annuity reserves and deposit fund liabilities       $1,277,070,294
   ------------------------------------------------------------  ==============

    Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                                                 DECEMBER 31
                                                                 1999           1998
                                                                 ------------   ------------
   Premium deposit funds                                         $920,665,883   $931,230,214
   ------------------------------------------------------------
   Undistributed earnings on participating business                30,544,045     30,772,519
   ------------------------------------------------------------
   Other                                                              138,036        722,578
   ------------------------------------------------------------  ------------   ------------
                                                                 $951,347,964   $962,725,311
                                                                 ============   ============

6.  CAPITAL AND SURPLUS

    The Company received additional paid-in surplus from Lincoln Life of $158,407,481 and $156,721,000 in December 1997 and October 1998,
    respectively.

    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1999, the Company exceeds the RBC requirements.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

6.  CAPITAL AND SURPLUS (CONTINUED)
    The payment of dividends by the Company requires 30 day advance notice to the Department.

7.  EMPLOYEE BENEFIT PLANS

    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis statements of operations or balance sheets for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant.

    Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Options issued subsequent to 1991 are exercisable in equal increments on the option issuance anniversary in three to four years following issuance.

    As of December 31, 1999, 27,534 shares of LNC common stock were subject to options granted to Company employees under the stock option incentive plans of which 8,934 were exercisable on that date. The exercise prices of the outstanding options range from $21.32 to $50.83. During 1999 and 1998, 3,740 and 137 options, respectively, were exercised. During 1999, 2,400 options were forfeited.

8.  RESTRICTIONS, COMMITMENTS AND CONTINGENCIES

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1999, the Company did not have a concentration of:
    1) business transactions with a particular customer, lender or distributor;
    2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    CONTINGENCY MATTERS
    The Company is occasionally involved in various pending or threatened legal proceedings arising from the conduct of business. These proceedings are routine in the ordinary course of business. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these proceedings will not have a material adverse effect on the financial position of the Company.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) amounts that would be realized in a one-time, current market exchange of the Company's financial instruments.

    BONDS AND COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of common stocks are based on quoted market prices.

    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair values of mortgage loans on real estate are established using a discounted cash flow method based on credit rating, maturity and future income. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market prices; or 3) the fair value of the collateral if the loan is collateral dependent.

    POLICY LOANS
    The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using U.S. Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

    CASH AND SHORT-TERM INVESTMENTS
    The carrying value of cash and short-term investments approximates their fair value.

    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e., deposit contracts). The fair values for the deposit contracts are based on their approximate surrender values.

    The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

    SEPARATE ACCOUNTS
    Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                    CARRYING                          CARRYING
                                                    VALUE            FAIR VALUE       VALUE            FAIR VALUE
                                                    -------------------------------------------------------------
                                                    DECEMBER 31
                                                    1999                              1998
                                                    -------------------------------------------------------------
                                                    (IN THOUSANDS)
                                                    -------------------------------------------------------------
   Assets (LIABILITIES)
   -----------------------------------------------
   Bonds                                            $1,482,593       $1,405,671       $1,435,882       $1,462,743
   -----------------------------------------------
   Unaffiliated common stocks                              161              161              155              155
   -----------------------------------------------
   Mortgage loans on real estate                       197,425          189,179          184,504          185,694
   -----------------------------------------------
   Policy loans                                        177,437          190,667          170,373          183,408
   -----------------------------------------------
   Cash and short-term investments                      29,467           29,467          143,547          143,547
   -----------------------------------------------
   Other invested assets                                   223              223               60               60
   -----------------------------------------------
   Investment-type insurance contracts                (951,348)        (910,752)        (962,725)        (938,191)
   -----------------------------------------------
   Separate account assets                             328,768          328,768          236,862          236,862
   -----------------------------------------------
   Separate account liabilities                       (328,768)        (328,768)        (236,862)        (236,862)
   -----------------------------------------------

10. TRANSACTIONS WITH AFFILIATES

    The Company has entered into agreements with Lincoln Life to receive processing and other corporate services. Fees paid to Lincoln Life for such services were $22,675,891, $18,504,450 and $3,454,014 in 1999, 1998 and
    1997, respectively. The Company has also entered into an agreement with Lincoln Life to provide certain processing services. Fees received from Lincoln Life for such services were $1,359,279, $273,952 and $578,003 in 1999, 1998 and 1997, respectively.

    The Company has an investment management agreement with an affiliate, Lincoln Investment Management, Inc., for investment advisory and asset management services. Fees paid for such investment services were $1,309,426, $1,501,592 and $558,011 in 1999, 1998 and 1997, respectively.

    The Company cedes business to two affiliated companies, Lincoln Life and Lincoln National Reassurance Company. The caption "Premiums and deposits" in the accompanying statements of operations has been reduced by $6,269,272 and $2,095,019 for premiums paid on these contracts in 1999 and 1998, respectively. The caption "Future policy benefits and claims" has been reduced by $2,323,435 and $2,583,702 related to reserve credits taken on these contracts as of December 31, 1999 and 1998, respectively.

11. SEPARATE ACCOUNTS

    Separate account premiums, deposits and other considerations amounted to $109,574,216 and $73,993,993 in 1999 and 1998, respectively. Reserves for separate accounts with assets at fair value were $320,413,080 and $229,940,273 at December 31, 1999 and 1998, respectively. All reserves are subject to discretionary withdrawal at market value. All of the Company's separate accounts are nonguaranteed. The investment risks associated with market value changes are borne entirely by the contractholder.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

11. SEPARATE ACCOUNTS (CONTINUED)
    A reconciliation of transfers to (from) separate accounts is as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999              1998
                                                                 ------------------------------
   Transfers as reported in the Summary of Operations of
   various Separate Accounts:
     Transfers to separate accounts                              $109,574,216      $ 73,993,993
   ------------------------------------------------------------  ------------      ------------
     Transfers from separate accounts                             (81,318,409)      (40,118,042)
   ------------------------------------------------------------  ------------      ------------
   Net transfer to separate accounts as reported in the
   Company's NAIC Annual Statement -- Summary of Operations      $ 28,255,807      $ 33,875,951
   ------------------------------------------------------------  ============      ============

12. CENTURY COMPLIANCE (UNAUDITED)

    The Year 2000 issue was complex and affected many aspects of the Company's business. The Company was particularly concerned with Year 2000 issues that related to the Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners. From 1996 through 1999 the Company redirected a large portion of internal Information Technology ("IT") efforts and contracted with outside consultants to update systems to address Year 2000 issues. Experts were engaged to assist in developing work plans and cost estimates and to complete remediation activities.

    For the year ended December 31, 1999, the Company identified expenditures of $124,000 to address this issue. This brings the expenditures for 1996 through 1999 to $208,000. Because updating systems and procedures is an integral part of the Company's on-going operations, most of the expenditures shown above are expected to continue after all Year 2000 issues have been resolved. All Year 2000 expenditures have been funded from operating cash flows.

    The scope of the overall Year 2000 program included the following four major project areas: 1) addressing the readiness of business applications, operating systems and hardware on mainframe, personal computer and local area network platforms (IT); 2) addressing the readiness of non-IT embedded software and equipment (non-IT); 3) addressing the readiness of key business partners and 4) establishing Year 2000 contingency plans. The Company completed these projects prior to year-end.

    The Company's businesses have not identified any major problems in their business processing. Minor problems have been resolved quickly. The Company's businesses have not experienced any significant interruption in service to clients or business partners or in reporting to regulators.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
Lincoln Life & Annuity Company of New York

We have audited the accompanying statutory-basis balance sheets of Lincoln Life & Annuity Company of New York (a wholly owned subsidiary of The Lincoln National Life Insurance Company) as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the Untied States, the financial position of Lincoln Life & Annuity Company of New York at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 1999 and 1998, the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

                                                /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 10, 2000

        LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M



                           (MARCH 31, 2000 UNAUDITED)

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY
MARCH 31, 2000 (UNAUDITED)


                                                AIM           AIM                                              DELAWARE
                                                V.I.          V.I.         AIM         AIM                     PREMIUM
                                                CAPITAL       DIVERSIFIED  V.I.        V.I.        BT EQUITY   SMALL
                                                APPRECIATION  INCOME       GROWTH      VALUE       500 INDEX   CAP VALUE
                                   COMBINED     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
   ----------------------------------------------------------------------------------------------------------------------
   ASSETS
     Investments at
     Market--Affiliated (Cost
     $797,838)                     $   803,972   $      --     $      --   $      --   $      --   $      --   $  21,829
     Investments at
     Market--Unaffiliated (Cost
     $2,310,174)                     2,402,418      86,676        56,078     427,278     511,602     371,981          --
   ------------------------------  -----------   ---------     ---------   ---------   ---------   ---------   ---------
   TOTAL ASSETS                      3,206,390      86,676        56,078     427,278     511,602     371,981      21,829
   LIABILITY--
   Payable to Lincoln Life &
      Annuity Company of New York           70           2             1           9          11           8          --
   ------------------------------  -----------   ---------     ---------   ---------   ---------   ---------   ---------
   NET ASSETS                      $ 3,206,320   $  86,674     $  56,077   $ 427,269   $ 511,591   $ 371,973   $  21,829
   ------------------------------  ===========   =========     =========   =========   =========   =========   =========
   Percent of net assets                100.00%       2.70%         1.75%      13.33%      15.96%      11.60%       0.68%
   ------------------------------  ===========   =========     =========   =========   =========   =========   =========
   NET ASSETS ARE REPRESENTED BY:
     Units in accumulation period                    5,507         5,675      30,377      39,720      33,065       2,293
     Unit value                                    $15.739     $   9.881   $  14.066   $  12.880   $  11.250   $   9.518
   ------------------------------                ---------     ---------   ---------   ---------   ---------   ---------
   NET ASSETS                                    $  86,674     $  56,077   $ 427,269   $ 511,591   $ 371,973   $  21,829
   ------------------------------                =========     =========   =========   =========   =========   =========

                                               DELAWARE    FIDELITY
                                   DELAWARE    PREMIUM     VIP
                                   PREMIUM     EMERGING    EQUITY-
                                   TREND       MARKETS     INCOME
                                   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
   ------------------------------
   ASSETS
     Investments at
     Market--Affiliated (Cost
     $797,838)                     $  72,640   $   4,580   $      --
     Investments at
     Market--Unaffiliated (Cost
     $2,310,174)                          --          --     221,015
   ------------------------------  ---------   ---------   ---------
   TOTAL ASSETS                       72,640       4,580     221,015
   LIABILITY--
   Payable to Lincoln Life &
      Annuity Company of New York          2          --           5
   ------------------------------  ---------   ---------   ---------
   NET ASSETS                      $  72,638   $   4,580   $ 221,010
   ------------------------------  =========   =========   =========
   Percent of net assets                2.27%       0.14%       6.89%
   ------------------------------  =========   =========   =========
   NET ASSETS ARE REPRESENTED BY:
     Units in accumulation period      3,821         385      23,634
     Unit value                    $  19.011   $  11.900   $   9.351
   ------------------------------  ---------   ---------   ---------
   NET ASSETS                      $  72,638   $   4,580   $ 221,010
   ------------------------------  =========   =========   =========


                                   FIDELITY    FIDELITY                                                    OCC
                                   VIP II      VIP II      LN          MFS         MFS                     ACCUMULATION
                                   ASSET       INVESTMENT  MONEY       EMERGING    TOTAL       MFS         GLOBAL
                                   MANAGER     GRADE BOND  MARKET      GROWTH      RETURN      UTILITIES   EQUITY
                                   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
   --------------------------------------------------------------------------------------------------------------------
   ASSETS
     Investments at
     Market--Affiliated
     (Cost $797,838)               $      --   $      --   $ 704,923   $      --   $      --   $      --   $        --
     Investments at
     Market--Unaffiliated
     (Cost $2,310,174)                51,660      71,318          --     211,103      33,275     177,294        36,823
   ------------------------------  ---------   ---------   ---------   ---------   ---------   ---------   -----------
   TOTAL ASSETS                       51,660      71,318     704,923     211,103      33,275     177,294        36,823
   LIABILITY--
   Payable to Lincoln Life &
      Annuity Company of New York          1           2          15           5           1           4             1
   ------------------------------  ---------   ---------   ---------   ---------   ---------   ---------   -----------
   NET ASSETS                      $  51,659   $  71,316   $ 704,908   $ 211,098   $  33,274   $ 177,290   $    36,822
   ------------------------------  =========   =========   =========   =========   =========   =========   ===========
   Percent of net assets                1.61%       2.23%      21.98%       6.58%       1.04%       5.53%         1.15%
   ------------------------------  =========   =========   =========   =========   =========   =========   ===========
   NET ASSETS ARE REPRESENTED BY:
     Units in accumulation period      4,708       7,032      68,033      11,706       3,348      13,192         3,311
     Unit value                    $  10.972   $  10.142   $  10.361   $  18.034   $   9.937   $  13.439   $    11.120
   ------------------------------  ---------   ---------   ---------   ---------   ---------   ---------   -----------
   NET ASSETS                      $  51,659   $  71,316   $ 704,908   $ 211,098   $  33,274   $ 177,290   $    36,822
   ------------------------------  =========   =========   =========   =========   =========   =========   ===========


                                   OCC           TEMPLETON
                                   ACCUMULATION  ASSET       TEMPLETON      TEMPLETON
                                   MANAGED       ALLOCATION  INTERNATIONAL  STOCK
                                   SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
   ------------------------------
   ASSETS
     Investments at
     Market--Affiliated
     (Cost $797,838)               $        --   $      --   $         --   $      --
     Investments at
     Market--Unaffiliated
     (Cost $2,310,174)                  47,279       5,832         60,205      32,999
   ------------------------------  -----------   ---------   ------------   ---------
   TOTAL ASSETS                         47,279       5,832         60,205      32,999
   LIABILITY--
   Payable to Lincoln Life &
      Annuity Company of New York            1          --              1           1
   ------------------------------  -----------   ---------   ------------   ---------
   NET ASSETS                      $    47,278   $   5,832   $     60,204   $  32,998
   ------------------------------  ===========   =========   ============   =========
   Percent of net assets                  1.47%       0.18%          1.88%       1.03%
   ------------------------------  ===========   =========   ============   =========
   NET ASSETS ARE REPRESENTED BY:
     Units in accumulation period        4,952         517          5,367       2,763
     Unit value                    $     9.546   $  11.283   $     11.217   $  11.945
   ------------------------------  -----------   ---------   ------------   ---------
   NET ASSETS                      $    47,278   $   5,832   $     60,204   $  32,998
   ------------------------------  ===========   =========   ============   =========



See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF OPERATIONS
PERIOD FROM MAY 18, 1999 TO DECEMBER 31, 1999 AND THE THREE MONTHS ENDED MARCH 31, 2000 (UNAUDITED)



                                                 AIM V.I.      AIM V.I.
                                                 CAPITAL       DIVERSIFIED  AIM V.I.    AIM V.I.
                                                 APPRECIATION  INCOME       GROWTH      VALUE
                                   COMBINED      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
   -----------------------------------------------------------------------------------------------
   PERIOD FROM MAY 18, 1999 TO
      DECEMBER 31, 1999
   Net Investment Income (Loss):
   Dividends from investment
      income                       $      5,606   $       24   $      654   $      148  $      149
   Dividends from net realized
      gains on investments                5,283          732            0        2,587         779
   Mortality and expense
      guarantees                         (1,727)         (33)         (12)        (168)       (159)
   ------------------------------  ------------   ----------   ----------   ----------  ----------
   NET INVESTMENT INCOME (LOSS)           9,162          723          642        2,567         769
   Net Realized and Unrealized
      Gain (Loss) on Investments:
   Net realized gain (loss) on
      investments                        12,143          854         (276)       3,033       3,182
   Net change in unrealized
      appreciation or
      depreciation on investments        28,828        3,521         (441)       5,999       3,693
   ------------------------------  ------------   ----------   ----------   ----------  ----------
   NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS         40,971        4,375         (717)       9,032       6,875
   ------------------------------  ------------   ----------   ----------   ----------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                   $     50,133   $    5,098   $      (75)  $   11,599  $    7,644
   ------------------------------  ============   ==========   ==========   ==========  ==========
   FOR THREE MONTHS ENDED MARCH 31, 2000
   Net Investment Income (Loss):
   Dividends from investment
      income                       $     50,663   $       --   $       --   $       --  $       --
   Dividends from net realized
      gains on investments                   --           --           --           --          --
   Mortality and expense
      guarantees                         (4,591)        (123)        (106)        (495)       (597)
   ------------------------------  ------------   ----------   ----------   ----------  ----------
   NET INVESTMENT INCOME (LOSS)          46,072         (123)        (106)        (495)       (597)
   Net Realized and Unrealized
      Gain (Loss) on Investments:
   Net realized gain (loss) on
      investments                         2,856        1,940         (240)         950         287
   Net change in unrealized
      appreciation or
      depreciation on investments        69,550        6,681          998       26,246      35,959
   ------------------------------  ------------   ----------   ----------   ----------  ----------
   NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS         72,406        8,621          758       27,196      36,246
   ------------------------------  ------------   ----------   ----------   ----------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                   $    118,478   $    8,498   $      652   $   26,701  $   35,649
   ------------------------------  ============   ==========   ==========   ==========  ==========

                                               DELAWARE                DELAWARE    FIDELITY
                                               PREMIUM     DELAWARE    PREMIUM     VIP
                                   BT EQUITY   SMALL       PREMIUM     EMERGING    EQUITY-
                                   500 INDEX   CAP VALUE   TREND       MARKETS     INCOME
                                   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
   ------------------------------
   PERIOD FROM MAY 18, 1999 TO
      DECEMBER 31, 1999
   Net Investment Income (Loss):
   Dividends from investment
      income                       $      334  $       --  $       --  $       --  $       --
   Dividends from net realized
      gains on investments                157           0           0           0           0
   Mortality and expense
      guarantees                         (330)         (7)        (21)         (5)       (182)
   ------------------------------  ----------  ----------  ----------  ----------  ----------
   NET INVESTMENT INCOME (LOSS)           161          (7)        (21)         (5)       (182)
   Net Realized and Unrealized
      Gain (Loss) on Investments:
   Net realized gain (loss) on
      investments                       3,641         (50)        332           1      (1,003)
   Net change in unrealized
      appreciation or
      depreciation on investments       2,320         161       2,641         195         595
   ------------------------------  ----------  ----------  ----------  ----------  ----------
   NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS        5,961         111       2,973         196        (408)
   ------------------------------  ----------  ----------  ----------  ----------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                   $    6,122  $      104  $    2,952  $      191  $     (590)
   ------------------------------  ==========  ==========  ==========  ==========  ==========
   FOR THREE MONTHS ENDED MARCH 3
   Net Investment Income (Loss):
   Dividends from investment
      income                       $       --  $      586  $    3,288  $       73  $   10,662
   Dividends from net realized
      gains on investments                 --          --          --          --          --
   Mortality and expense
      guarantees                         (399)        (38)        (80)         (6)       (270)
   ------------------------------  ----------  ----------  ----------  ----------  ----------
   NET INVESTMENT INCOME (LOSS)          (399)        548       3,208          67      10,392
   Net Realized and Unrealized
      Gain (Loss) on Investments:
   Net realized gain (loss) on
      investments                        (292)        486         193          13      (1,526)
   Net change in unrealized
      appreciation or
      depreciation on investments      17,134        (228)      3,573        (208)     (6,198)
   ------------------------------  ----------  ----------  ----------  ----------  ----------
   NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS       16,842         258       3,766        (195)     (7,724)
   ------------------------------  ----------  ----------  ----------  ----------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                   $   16,443  $      806  $    6,974  $     (128) $    2,668
   ------------------------------  ==========  ==========  ==========  ==========  ==========



See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF OPERATIONS (CONTINUED)
PERIOD FROM MAY 18, 1999 TO DECEMBER 31, 1999 AND THE THREE MONTHS ENDED MARCH 31, 2000 (UNAUDITED)


                                   FIDELITY    FIDELITY
                                   VIP II      VIP II      LN          MFS         MFS
                                   ASSET       INVESTMENT  MONEY       EMERGING    TOTAL       MFS
                                   MANAGER     GRADE BOND  MARKET      GROWTH      RETURN      UTILITIES
                                   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
   ------------------------------------------------------------------------------------------------------
   PERIOD FROM MAY 18, 1999 TO
      DECEMBER 31, 1999
   Net Investment Income (Loss):
   Dividends from investment
      income                       $       --  $       --  $    4,198  $       --  $       --  $       --
   Dividends from net realized
      gains on investments                  0           0           0           0           0           0
   Mortality and expense
      guarantees                           (6)        (13)       (655)        (45)         (8)         (8)
   ------------------------------  ----------  ----------  ----------  ----------  ----------  ----------
   NET INVESTMENT INCOME (LOSS)            (6)        (13)      3,543         (45)         (8)         (8)
   Net Realized and Unrealized
      Gain (Loss) on Investments:
   Net realized gain (loss) on
      investments                           2           5           0       2,307          (1)          8
   Net change in unrealized
      appreciation or
      depreciation on investments         190         (56)          0       6,675          50         604
   ------------------------------  ----------  ----------  ----------  ----------  ----------  ----------
   NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS          192         (51)          0       8,982          49         612
   ------------------------------  ----------  ----------  ----------  ----------  ----------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                   $      186  $      (64) $    3,543  $    8,937  $       41  $      604
   ------------------------------  ==========  ==========  ==========  ==========  ==========  ==========
   FOR THREE MONTHS ENDED MARCH 31, 2000
   Net Investment Income (Loss):
   Dividends from investment
      income                       $    4,001  $    5,287  $   10,370  $       --  $       --  $       --
   Dividends from net realized
      gains on investments                 --          --          --          --          --          --
   Mortality and expense
      guarantees                          (78)       (133)     (1,583)       (191)        (36)       (156)
   ------------------------------  ----------  ----------  ----------  ----------  ----------  ----------
   NET INVESTMENT INCOME (LOSS)         3,923       5,154       8,787        (191)        (36)       (156)
   Net Realized and Unrealized
      Gain (Loss) on Investments:
   Net realized gain (loss) on
      investments                         593        (512)         --         531         (23)        535
   Net change in unrealized
      appreciation or
      depreciation on investments      (2,183)     (2,836)         --       1,266       1,689       2,849
   ------------------------------  ----------  ----------  ----------  ----------  ----------  ----------
   NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS       (1,590)     (3,348)         --       1,797       1,666       3,384
   ------------------------------  ----------  ----------  ----------  ----------  ----------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                   $    2,333  $    1,806  $    8,787  $    1,606  $    1,630  $    3,228
   ------------------------------  ==========  ==========  ==========  ==========  ==========  ==========

                                   OCC
                                   ACCUMULATION  OCC           TEMPLETON
                                   GLOBAL        ACCUMULATION  ASSET       TEMPLETON      TEMPLETON
                                   EQUITY        MANAGED       ALLOCATION  INTERNATIONAL  STOCK
                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
   ------------------------------
   PERIOD FROM MAY 18, 1999 TO
      DECEMBER 31, 1999
   Net Investment Income (Loss):
   Dividends from investment
      income                       $         99  $         --  $       --  $          --  $       --
   Dividends from net realized
      gains on investments                1,028             0           0              0           0
   Mortality and expense
      guarantees                             (8)          (23)         (6)           (21)        (17)
   ------------------------------  ------------  ------------  ----------  -------------  ----------
   NET INVESTMENT INCOME (LOSS)           1,119           (23)         (6)           (21)        (17)
   Net Realized and Unrealized
      Gain (Loss) on Investments:
   Net realized gain (loss) on
      investments                             5            (3)          2             91          13
   Net change in unrealized
      appreciation or
      depreciation on investments          (772)          164         231          1,441       1,617
   ------------------------------  ------------  ------------  ----------  -------------  ----------
   NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS           (767)          161         233          1,532       1,630
   ------------------------------  ------------  ------------  ----------  -------------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                   $        352  $        138  $      227  $       1,511  $    1,613
   ------------------------------  ============  ============  ==========  =============  ==========
   FOR THREE MONTHS ENDED MARCH 3
   Net Investment Income (Loss):
   Dividends from investment
      income                       $      1,243  $      4,272  $      865  $       4,576  $    5,440
   Dividends from net realized
      gains on investments                   --            --          --             --          --
   Mortality and expense
      guarantees                            (48)          (87)        (10)           (92)        (63)
   ------------------------------  ------------  ------------  ----------  -------------  ----------
   NET INVESTMENT INCOME (LOSS)           1,195         4,185         855          4,484       5,377
   Net Realized and Unrealized
      Gain (Loss) on Investments:
   Net realized gain (loss) on
      investments                          (307)         (149)         (1)           273         105
   Net change in unrealized
      appreciation or
      depreciation on investments          (562)       (4,968)       (700)        (4,578)     (4,384)
   ------------------------------  ------------  ------------  ----------  -------------  ----------
   NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS           (869)       (5,117)       (701)        (4,305)     (4,279)
   ------------------------------  ------------  ------------  ----------  -------------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                   $        326  $       (932) $      154  $         179  $    1,098
   ------------------------------  ============  ============  ==========  =============  ==========



See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM MAY 18, 1999 TO DECEMBER 31, 1999 AND THE THREE MONTHS ENDED MARCH 31, 2000 (UNAUDITED)


                                                 AIM           AIM                                              DELAWARE
                                                 V.I.          V.I.         AIM         AIM                     PREMIUM
                                                 CAPITAL       DIVERSIFIED  V.I.        V.I.        BT EQUITY   SMALL
                                                 APPRECIATION  INCOME       GROWTH      VALUE       500 INDEX   CAP VALUE
                                   COMBINED      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
   -----------------------------------------------------------------------------------------------------------------------
   Changes From Operations:
     Net investment income (loss)  $      9,162  $       723    $     642   $   2,567   $     769   $     161   $      (7)
     Net realized gain (loss) on
     investments                         12,143          854         (276)      3,033       3,182       3,641         (50)
     Net change in unrealized
     appreciation or depreciation
     on investments                      28,828        3,521         (441)      5,999       3,693       2,320         161
   ------------------------------  ------------  -----------    ---------   ---------   ---------   ---------   ---------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                         50,133        5,098          (75)     11,599       7,644       6,122         104
   Change From Unit Transactions:
     Participant purchases            1,875,382       43,325       29,982      95,471     105,861      58,729       8,911
     Participant withdrawals           (472,888)      (4,379)      (6,929)     (8,219)    (10,142)    (12,320)     (3,526)
   ------------------------------  ------------  -----------    ---------   ---------   ---------   ---------   ---------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                    1,402,494       38,946       23,053      87,252      95,719      46,409       5,385
   ------------------------------  ------------  -----------    ---------   ---------   ---------   ---------   ---------
   TOTAL INCREASE IN NET ASSETS       1,452,627       44,044       22,978      98,851     103,363      52,531       5,489
   ------------------------------  ------------  -----------    ---------   ---------   ---------   ---------   ---------
   NET ASSETS AT DECEMBER 31,
      1999                         $  1,452,627  $    44,044    $  22,978   $  98,851   $ 103,363   $  52,531   $   5,489
   ------------------------------  ============  ===========    =========   =========   =========   =========   =========
   Changes From Operations:
     Net investment income (loss)  $     46,072  $      (123)   $    (106)  $    (495)  $    (597)  $    (399)  $     548
     Net realized gain (loss) on
     investments                          2,856        1,940         (240)        950         287        (292)        486
     Net change in unrealized
     appreciation or depreciation
     on investments                      69,550        6,681          998      26,246      35,959      17,134        (228)
   ------------------------------  ------------  -----------    ---------   ---------   ---------   ---------   ---------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                        118,478        8,498          652      26,701      35,649      16,443         806
   Change From Unit Transactions:
     Participant purchases            3,361,591       42,859       39,588     329,473     398,950     329,547      18,148
     Participant withdrawals         (1,726,376)      (8,727)      (7,141)    (27,756)    (26,371)    (26,548)     (2,614)
   ------------------------------  ------------  -----------    ---------   ---------   ---------   ---------   ---------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM UNIT
      TRANSACTIONS                    1,635,215       34,132       32,447     301,717     372,579     302,999      15,534
   ------------------------------  ------------  -----------    ---------   ---------   ---------   ---------   ---------
   TOTAL INCREASE (DECREASE) IN
      NET ASSETS                      1,753,693       42,630       33,099     328,418     408,228     319,442      16,340
   ------------------------------  ------------  -----------    ---------   ---------   ---------   ---------   ---------
   NET ASSETS AT MARCH 31, 2000    $  3,206,320  $    86,674    $  56,077   $ 427,269   $ 511,591   $ 371,973   $  21,829
   ------------------------------  ============  ===========    =========   =========   =========   =========   =========

                                               DELAWARE    FIDELITY
                                   DELAWARE    PREMIUM     VIP
                                   PREMIUM     EMERGING    EQUITY-
                                   TREND       MARKETS     INCOME
                                   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
   ------------------------------
   Changes From Operations:
     Net investment income (loss)  $     (21)  $      (5)  $    (182)
     Net realized gain (loss) on
     investments                         332           1      (1,003)
     Net change in unrealized
     appreciation or depreciation
     on investments                    2,641         195         595
   ------------------------------  ---------   ---------   ---------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                       2,952         191        (590)
   Change From Unit Transactions:
     Participant purchases            13,532       1,001      81,119
     Participant withdrawals            (990)        (92)     (5,804)
   ------------------------------  ---------   ---------   ---------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                    12,542         909      75,315
   ------------------------------  ---------   ---------   ---------
   TOTAL INCREASE IN NET ASSETS       15,494       1,100      74,725
   ------------------------------  ---------   ---------   ---------
   NET ASSETS AT DECEMBER 31,
      1999                         $  15,494   $   1,100   $  74,725
   ------------------------------  =========   =========   =========
   Changes From Operations:
     Net investment income (loss)  $   3,208   $      67   $  10,392
     Net realized gain (loss) on
     investments                         193          13      (1,526)
     Net change in unrealized
     appreciation or depreciation
     on investments                    3,573        (208)     (6,198)
   ------------------------------  ---------   ---------   ---------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                       6,974        (128)      2,668
   Change From Unit Transactions:
     Participant purchases            52,625       3,984     158,663
     Participant withdrawals          (2,455)       (376)    (15,046)
   ------------------------------  ---------   ---------   ---------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM UNIT
      TRANSACTIONS                    50,170       3,608     143,617
   ------------------------------  ---------   ---------   ---------
   TOTAL INCREASE (DECREASE) IN
      NET ASSETS                      57,144       3,480     146,285
   ------------------------------  ---------   ---------   ---------
   NET ASSETS AT MARCH 31, 2000    $  72,638   $   4,580   $ 221,010
   ------------------------------  =========   =========   =========



See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
PERIOD FROM MAY 18, 1999 TO DECEMBER 31, 1999 AND THE THREE MONTHS ENDED MARCH 31, 2000 (UNAUDITED)


                                   FIDELITY    FIDELITY
                                   VIP II      VIP II      LN          MFS         MFS
                                   ASSET       INVESTMENT  MONEY       EMERGING    TOTAL       MFS
                                   MANAGER     GRADE BOND  MARKET      GROWTH      RETURN      UTILITIES
                                   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
   ------------------------------------------------------------------------------------------------------
   Changes From Operations:
     Net investment income (loss)  $       (6) $      (13) $    3,543  $      (45) $       (8) $       (8)
     Net realized gain (loss) on
     investments                            2           5           0       2,307          (1)          8
     Net change in unrealized
     appreciation or depreciation
     on investments                       190         (56)          0       6,675          50         604
   ------------------------------  ----------  ----------  ----------  ----------  ----------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                          186         (64)      3,543       8,937          41         604
   Change From Unit Transactions:
     Participant purchases             11,041      29,161   1,255,833      25,098       5,599       7,414
     Participant withdrawals           (6,154)     (6,084)   (395,802)     (1,965)       (648)       (373)
   ------------------------------  ----------  ----------  ----------  ----------  ----------  ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                      4,887      23,077     860,031      23,133       4,951       7,041
   ------------------------------  ----------  ----------  ----------  ----------  ----------  ----------
   TOTAL INCREASE IN NET ASSETS         5,073      23,013     863,574      32,070       4,992       7,645
   ------------------------------  ----------  ----------  ----------  ----------  ----------  ----------
   NET ASSETS AT DECEMBER 31,
      1999                         $    5,073  $   23,013  $  863,574  $   32,070  $    4,992  $    7,645
   ------------------------------  ==========  ==========  ==========  ==========  ==========  ==========
   Changes From Operations:
     Net investment income (loss)  $    3,923  $    5,154  $    8,787  $     (191) $      (36) $     (156)
     Net realized gain (loss) on
     investments                          593        (512)         --         531         (23)        535
     Net change in unrealized
     appreciation or depreciation
     on investments                    (2,183)     (2,836)         --       1,266       1,689       2,849
   ------------------------------  ----------  ----------  ----------  ----------  ----------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                        2,333       1,806       8,787       1,606       1,630       3,228
   Change From Unit Transactions:
     Participant purchases             50,760      53,258   1,391,020     188,332      27,827     177,705
     Participant withdrawals           (6,507)     (6,761) (1,558,473)    (10,910)     (1,175)    (11,288)
   ------------------------------  ----------  ----------  ----------  ----------  ----------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM UNIT
      TRANSACTIONS                     44,253      46,497    (167,453)    177,422      26,652     166,417
   ------------------------------  ----------  ----------  ----------  ----------  ----------  ----------
   TOTAL INCREASE (DECREASE) IN
      NET ASSETS                       46,586      48,303    (158,666)    179,028      28,282     169,645
   ------------------------------  ----------  ----------  ----------  ----------  ----------  ----------
   NET ASSETS AT MARCH 31, 2000    $   51,659  $   71,316  $  704,908  $  211,098  $   33,274  $  177,290
   ------------------------------  ==========  ==========  ==========  ==========  ==========  ==========

                                   OCC
                                   ACCUMULATION  OCC           TEMPLETON
                                   GLOBAL        ACCUMULATION  ASSET       TEMPLETON      TEMPLETON
                                   EQUITY        MANAGED       ALLOCATION  INTERNATIONAL  STOCK
                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
   ------------------------------
   Changes From Operations:
     Net investment income (loss)  $   1,119     $        (23) $       (6) $         (21) $      (17)
     Net realized gain (loss) on
     investments                           5               (3)          2             91          13
     Net change in unrealized
     appreciation or depreciation
     on investments                     (772)             164         231          1,441       1,617
   ------------------------------  ------------  ------------  ----------  -------------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                         352              138         227          1,511       1,613
   Change From Unit Transactions:
     Participant purchases             9,006           37,381       3,939         24,119      28,860
     Participant withdrawals          (1,826)          (2,372)       (151)        (3,136)     (1,976)
   ------------------------------  ------------  ------------  ----------  -------------  ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                     7,180           35,009       3,788         20,983      26,884
   ------------------------------  ------------  ------------  ----------  -------------  ----------
   TOTAL INCREASE IN NET ASSETS        7,532           35,147       4,015         22,494      28,497
   ------------------------------  ------------  ------------  ----------  -------------  ----------
   NET ASSETS AT DECEMBER 31,
      1999                         $   7,532     $     35,147  $    4,015  $      22,494  $   28,497
   ------------------------------  ============  ============  ==========  =============  ==========
   Changes From Operations:
     Net investment income (loss)  $   1,195     $      4,185  $      855  $       4,484  $    5,377
     Net realized gain (loss) on
     investments                        (307)            (149)         (1)           273         105
     Net change in unrealized
     appreciation or depreciation
     on investments                     (562)          (4,968)       (700)        (4,578)     (4,384)
   ------------------------------  ------------  ------------  ----------  -------------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                         326             (932)        154            179       1,098
   Change From Unit Transactions:
     Participant purchases            32,275           14,817       1,956         41,185       8,619
     Participant withdrawals          (3,311)          (1,754)       (293)        (3,654)     (5,216)
   ------------------------------  ------------  ------------  ----------  -------------  ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM UNIT
      TRANSACTIONS                    28,964           13,063       1,663         37,531       3,403
   ------------------------------  ------------  ------------  ----------  -------------  ----------
   TOTAL INCREASE (DECREASE) IN
      NET ASSETS                      29,290           12,131       1,817         37,710       4,501
   ------------------------------  ------------  ------------  ----------  -------------  ----------
   NET ASSETS AT MARCH 31, 2000    $  36,822     $     47,278  $    5,832  $      60,204  $   32,998
   ------------------------------  ============  ============  ==========  =============  ==========



See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M



NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION


    THE VARIABLE ACCOUNT:


    Lincoln Life & Annuity Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (Lincoln Life New York) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on May 18, 1999, are part of the operations of Lincoln Life New York.



    The assets of the Variable Account are owned by Lincoln Life New York. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life New York.



    BASIS OF PRESENTATION:


    The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United Sates for unit investment trusts.



    INVESTMENTS:


    The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of twenty portfolios of nine diversified open-end management investment companies, each portfolio with its own investment objective. The variable subaccounts are:



    AIM Variable Insurance Funds, Inc.:


     AIM V.I. Capital Appreciation Fund
     AIM V.I. Diversified Income Fund
     AIM V.I. Growth Fund
     AIM V.I. Value Fund



    BT Insurance Funds Trust:


     BT Equity 500 Index Fund



    Delaware Group Premium Funds, Inc.:


     Small Cap Value Series
     Trend Series
     Emerging Markets Series



    Fidelity Variable Insurance Products Fund:


     Equity-Income Portfolio



    Fidelity Variable Insurance Products Fund II:


     Asset Manager Portfolio
     Investment Grade Bond Portfolio



    Lincoln National (LN):


     LN Money Market Fund, Inc.



    MFS Variable Insurance Trust:


     MFS Emerging Growth Series
     MFS Total Return Series
     MFS Utilities Series



    OCC Accumulation Trust:


     OCC Accumulation Global Equity Portfolio
     OCC Accumulation Managed Portfolio



    Templeton Variable Products Series Fund:


     Templeton Asset Allocation Fund
     Templeton International Fund
     Templeton Stock Fund



    Investments in the variable subaccounts are stated at the closing net asset value per share on March 31, 2000, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.



    Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED)


    DIVIDENDS:


    Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.



    FEDERAL INCOME TAXES:


    Operations of the Variable Account form a part of and are taxed with operations of Lincoln Life New York, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code.



    Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.



2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATE


    Amounts are paid to Lincoln Life New York for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The current rate of deduction, stated as an annual percentage, is .80% during the first twelve years and .55% thereafter. The mortality and expense risk charges for each of the variable subaccounts are reported in the statement of operations.



    Prior to the allocation of premiums to the Variable Account, Lincoln Life New York deducts a premium load of 5% of each premium payment to cover state taxes and federal income tax liabilities. The premium loads for the period ended
    December 31, 1999 and the three months ended March 31, 2000 amounted to $75,563 and $108,323, respectively.



    Lincoln Life New York charges a monthly administrative fee of $15 in the first policy year and $5 in subsequent policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the period ended December 31, 1999 and the three months ended March 31, 2000 totaled $3,078 and $4,087, respectively.



    Lincoln Life New York assumes responsibility for providing the insurance benefit included in the policy. Lincoln Life New York charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately for the value of each variable subaccount and/or fixed account funding options. The fixed account is part of the general account of Lincoln Life New York and is not included in these financial statements. The cost of insurance charges for the period ended December 31, 1999 and the three months ended
    March 31, 2000 amounted to $106,667 and $168,627,
    respectively.



    Under certain circumstances, Lincoln Life New York reserves the right to charge a transfer fee of up to $25 for transfers between variable subaccounts. For the period ended
    December 31, 1999 and the three months ended March 31 2000, no transfer fees were deducted from the variable subaccounts.



    Lincoln Life New York, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable subaccounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. For the period ended
    December 31, 1999 and the three months ended March 31, 2000, no surrender charges or partial surrender administrative charges were paid to Lincoln Life New York, attributable to the variable subaccounts.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

3.  NET ASSETS


    The following is a summary of net assets owned at March 31, 2000.


                                        AIM           AIM                                              DELAWARE
                                        V.I.          V.I.         AIM         AIM                     PREMIUM     DELAWARE
                                        CAPITAL       DIVERSIFIED  V.I.        V.I.        BT EQUITY   SMALL       PREMIUM
                                        APPRECIATION  INCOME       GROWTH      VALUE       500 INDEX   CAP VALUE   TREND
                             COMBINED   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Accumulation units           $3,037,709 $    73,078   $   55,500   $  388,969  $  468,298  $  349,408  $   20,919  $   62,712
---------------------------  ---------  ------------  ----------   ----------  ----------  ----------  ----------  ----------
Accumulated net investment
   income (loss)                55,234          600          536        2,072         172        (238)        541       3,187
---------------------------  ---------  ------------  ----------   ----------  ----------  ----------  ----------  ----------
Accumulated net realized
   gain (loss) on
   investments                  14,999        2,794         (516)       3,983       3,469       3,349         436         525
---------------------------  ---------  ------------  ----------   ----------  ----------  ----------  ----------  ----------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                  98,378       10,202          557       32,245      39,652      19,454         (67)      6,214
                             ---------  ------------  ----------   ----------  ----------  ----------  ----------  ----------
                             $3,206,320 $    86,674   $   56,077   $  427,269  $  511,591  $  371,973  $   21,829  $   72,638
                             =========  ============  ==========   ==========  ==========  ==========  ==========  ==========

                             DELAWARE    FIDELITY
                             PREMIUM     VIP
                             EMERGING    EQUITY-
                             MARKETS     INCOME
                             SUBACCOUNT  SUBACCOUNT
---------------------------
UNIT TRANSACTIONS:
Accumulation units           $    4,517  $  218,932
---------------------------  ----------  ----------
Accumulated net investment
   income (loss)                     62      10,210
---------------------------  ----------  ----------
Accumulated net realized
   gain (loss) on
   investments                       14      (2,529)
---------------------------  ----------  ----------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                      (13)     (5,603)
                             ----------  ----------
                             $    4,580  $  221,010
                             ==========  ==========


                             FIDELITY    FIDELITY                                                    OCC
                             VIP II      VIP II      LN          MFS         MFS                     ACCUMULATION  OCC
                             ASSET       INVESTMENT  MONEY       EMERGING    TOTAL       MFS         GLOBAL        ACCUMULATION
                             MANAGER     GRADE BOND  MARKET      GROWTH      RETURN      UTILITIES   EQUITY        MANAGED
                             SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Accumulation units           $   49,140  $   69,574  $  692,578  $  200,555  $   31,603  $  173,458  $     36,144  $     48,072
---------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------  ------------
Accumulated net investment
   income (loss)                  3,917       5,141      12,330        (236)        (44)       (164)        2,314         4,162
---------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------  ------------
Accumulated net realized
   gain (loss) on
   investments                      595        (507)         --       2,838         (24)        543          (302)         (152)
---------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------  ------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                   (1,993)     (2,892)         --       7,941       1,739       3,453        (1,334)       (4,804)
                             ----------  ----------  ----------  ----------  ----------  ----------  ------------  ------------
                             $   51,659  $   71,316  $  704,908  $  211,098  $   33,274  $  177,290  $     36,822  $     47,278
                             ==========  ==========  ==========  ==========  ==========  ==========  ============  ============


                             TEMPLETON
                             ASSET       TEMPLETON      TEMPLETON
                             ALLOCATION  INTERNATIONAL  STOCK
                             SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
---------------------------
UNIT TRANSACTIONS:
Accumulation units           $    5,451  $      58,514  $   30,287
---------------------------  ----------  -------------  ----------
Accumulated net investment
   income (loss)                    849          4,463       5,360
---------------------------  ----------  -------------  ----------
Accumulated net realized
   gain (loss) on
   investments                        1            364         118
---------------------------  ----------  -------------  ----------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                     (469)        (3,137)     (2,767)
                             ----------  -------------  ----------
                             $    5,832  $      60,204  $   32,998
                             ==========  =============  ==========

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

4. PURCHASES AND SALES OF INVESTMENTS


    The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for the three months ended March 31, 2000.



                                                                                      AGGREGATE
                                                                 AGGREGATE COST       PROCEEDS FROM
                                                                 OF PURCHASES         SALES
                                                                 ----------------------------------
   AIM V.I. Capital Appreciation Fund                              $   51,747          $   17,737
   ------------------------------------------------------------
   AIM V.I. Diversified Income Fund                                    76,998              44,657
   ------------------------------------------------------------
   AIM V.I. Growth Fund                                               315,216              13,987
   ------------------------------------------------------------
   AIM V.I. Value Fund                                                381,965               9,974
   ------------------------------------------------------------
   BT Equity 500 Index Fund                                           331,482              28,875
   ------------------------------------------------------------
   Delaware Premium Small Cap Value Series                             35,238              19,156
   ------------------------------------------------------------
   Delaware Premium Trend Series                                       54,558               1,178
   ------------------------------------------------------------
   Delaware Premium Emerging Markets Series                             4,131                 456
   ------------------------------------------------------------
   Fidelity VIP Equity-Income Portfolio                               164,430              10,418
   ------------------------------------------------------------
   Fidelity VIP II Asset Manager Portfolio                             85,414              37,237
   ------------------------------------------------------------
   Fidelity VIP II Investment Grade Bond Portfolio                     86,755              35,103
   ------------------------------------------------------------
   LN Money Market Account                                          1,621,063           1,779,733
   ------------------------------------------------------------
   MFS Emerging Growth Series                                         181,714               4,479
   ------------------------------------------------------------
   MFS Total Return Series                                             27,900               1,283
   ------------------------------------------------------------
   MFS Utilities Series                                               175,909               9,644
   ------------------------------------------------------------
   OCC Accumulation Global Equity Portfolio                            40,727              10,567
   ------------------------------------------------------------
   OCC Accumulation Managed Portfolio                                  19,844               2,596
   ------------------------------------------------------------
   Templeton Asset Allocation Fund                                      2,746                 228
   ------------------------------------------------------------
   Templeton International Fund                                        50,522               8,506
   ------------------------------------------------------------
   Templeton Stock Fund                                                13,939               5,159
   ------------------------------------------------------------
                                                                   ----------          ----------
                                                                   $3,722,298          $2,040,973
                                                                   ==========          ==========



5. INVESTMENTS


    The following is a summary of investments owned at March 31, 2000.



                                                                                   NET
                                                                 SHARES            ASSET        VALUE OF
                                                                 OUTSTANDING       VALUE        SHARES           COST OF SHARES
                                                                 --------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund                               2,139          $40.52       $   86,676         $   76,474
   ------------------------------------------------------------
   AIM V.I. Diversified Income Fund                                 5,531           10.14           56,078             55,521
   ------------------------------------------------------------
   AIM V.I. Growth Fund                                            11,729           36.43          427,278            395,033
   ------------------------------------------------------------
   AIM V.I. Value Fund                                             14,020           36.49          511,602            471,950
   ------------------------------------------------------------
   BT Equity 500 Index Fund                                        23,952           15.53          371,981            352,527
   ------------------------------------------------------------
   Delaware Premium Small Cap Value Series                          1,450           15.06           21,829             21,896
   ------------------------------------------------------------
   Delaware Premium Trend Series                                    1,856           39.13           72,640             66,426
   ------------------------------------------------------------
   Delaware Premium Emerging Markets Series                           563            8.14            4,580              4,593
   ------------------------------------------------------------
   Fidelity VIP Equity-Income Portfolio                             9,635           22.94          221,015            226,618
   ------------------------------------------------------------
   Fidelity VIP II Asset Manager Portfolio                          3,038           17.01           51,660             53,653
   ------------------------------------------------------------
   Fidelity VIP II Investment Grade Bond Portfolio                  6,170           11.56           71,318             74,210
   ------------------------------------------------------------
   LN Money Market Account                                         70,492           10.00          704,923            704,923
   ------------------------------------------------------------
   MFS Emerging Growth Series                                       5,080           41.56          211,103            203,162
   ------------------------------------------------------------
   MFS Total Return Series                                          1,852           17.97           33,275             31,536
   ------------------------------------------------------------
   MFS Utilities Series                                             6,630           26.74          177,294            173,841
   ------------------------------------------------------------
   OCC Accumulation Global Equity Portfolio                         2,376           15.50           36,823             38,157
   ------------------------------------------------------------
   OCC Accumulation Managed Portfolio                               1,223           38.65           47,279             52,083
   ------------------------------------------------------------
   Templeton Asset Allocation Fund                                    288           20.27            5,832              6,301
   ------------------------------------------------------------
   Templeton International Fund                                     2,992           20.12           60,205             63,342
   ------------------------------------------------------------
   Templeton Stock Fund                                             1,573           20.98           32,999             35,766
   ------------------------------------------------------------                                 ----------         ----------
                                                                                                $3,206,390         $3,108,012
                                                                                                ==========         ==========

              Financial Statements -- Statutory Basis (Unaudited)



                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK



                   THREE MONTHS ENDED MARCH 31, 2000 AND 1999

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK



FINANCIAL STATEMENTS -- STATUTORY BASIS (UNAUDITED)



Three months ended March 31, 2000 and 1999



                                    CONTENTS



FINANCIAL STATEMENTS



Balance Sheet -- Statutory Basis (Unaudited)................    F-3
Statements of Operations -- Statutory Basis (Unaudited).....    F-4
Statements of Changes in Capital and Surplus -- Statutory
Basis (Unaudited)...........................................    F-5
Statements of Cash Flows -- Statutory Basis (Unaudited).....    F-6
Notes to Financial Statements -- Statutory Basis
(Unaudited).................................................    F-7

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK



BALANCE SHEETS -- STATUTORY BASIS (UNAUDITED)



                                                              MARCH 31, 2000
                                                              ---------------
ADMITTED ASSETS
CASH AND INVESTED ASSETS:
Bonds                                                         $ 1,495,106,157
------------------------------------------------------------
Common stocks                                                         161,005
------------------------------------------------------------
Mortgage loans on real estate                                     202,903,290
------------------------------------------------------------
Policy loans                                                      178,154,748
------------------------------------------------------------
Cash and short-term investments                                    44,013,514
------------------------------------------------------------
Other invested assets                                                 384,826
------------------------------------------------------------
Receivable for securities                                           7,822,335
------------------------------------------------------------  ---------------
Total cash and invested assets                                  1,928,545,875
------------------------------------------------------------
Premiums and fees in course of collection                           4,464,453
------------------------------------------------------------
Accrued investment income                                          32,008,730
------------------------------------------------------------
Data processing equipment                                              59,271
------------------------------------------------------------
Other admitted assets                                               1,104,319
------------------------------------------------------------
Separate account assets                                           359,728,796
------------------------------------------------------------  ---------------
Total admitted assets                                         $ 2,325,911,444
------------------------------------------------------------  ===============

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Policyholders' funds                                          $   918,414,445
------------------------------------------------------------
Future policy benefits and claims                                 858,598,598
------------------------------------------------------------
Other liabilities                                                  51,710,453
------------------------------------------------------------
Federal income taxes                                                  136,173
------------------------------------------------------------
Asset valuation reserve                                            10,986,184
------------------------------------------------------------
Interest maintenance reserve                                         (776,403)
------------------------------------------------------------
Net transfers due from separate accounts                           (7,550,251)
------------------------------------------------------------
Separate account liabilities                                      359,728,796
------------------------------------------------------------  ---------------
Total liabilities                                             $ 2,191,247,995
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $100 par value:
  Authorized, issued and outstanding -- 20,000 shares (owned
    by The Lincoln National Life Insurance Company)                 2,000,000
------------------------------------------------------------
Paid-in surplus                                                   384,128,481
------------------------------------------------------------
Unassigned surplus -- deficit                                    (251,465,032)
------------------------------------------------------------
Total capital and surplus                                         134,663,449
------------------------------------------------------------  ---------------
Total liabilities and capital and surplus                     $ 2,325,911,444
------------------------------------------------------------  ===============


See accompanying notes.                                                      F-3

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK



STATEMENTS OF OPERATIONS -- STATUTORY BASIS (UNAUDITED)



                                                                  THREE MONTHS ENDED MARCH 31,
                                                                  2000              1999
                                                                  ------------      ------------
REVENUES:
Premiums and deposits                                             $44,627,733       $45,470,110
------------------------------------------------------------
Net investment income                                              32,307,297        34,062,279
------------------------------------------------------------
Surrender charges                                                     521,878           471,349
------------------------------------------------------------
Amortization of the interest maintenance reserve                     (508,308)          154,826
------------------------------------------------------------
Other revenues                                                      4,205,545           715,633
------------------------------------------------------------      -----------       -----------
Total revenues                                                     81,154,145        80,874,197
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits paid or provided to policyholders                         43,731,034        53,064,351
------------------------------------------------------------
Commissions                                                         2,458,024         2,908,298
------------------------------------------------------------
General expenses                                                    7,843,394         8,847,461
------------------------------------------------------------
Insurance taxes, licences and fees                                    712,202           978,768
------------------------------------------------------------
Net transfers to separate accounts                                 13,499,609         8,516,397
------------------------------------------------------------      -----------       -----------
Total benefits and expenses                                        68,244,263        74,315,275
------------------------------------------------------------      -----------       -----------
Gain from operations before dividends to policyholders,
federal income taxes and net realized capital gains (losses)       12,909,882         6,558,922
------------------------------------------------------------
Dividends to policyholders                                          1,183,507         1,229,461
------------------------------------------------------------      -----------       -----------
Gain from operations before federal income taxes and net
realized capital gains (losses)                                    11,726,375         5,329,461
------------------------------------------------------------
Federal income taxes                                                  486,171          (458,861)
------------------------------------------------------------      -----------       -----------
Gain from operations before net realized capital gains
(losses)                                                           11,240,204         5,788,322
------------------------------------------------------------
Net realized capital gains (losses)                                  (360,795)          293,595
------------------------------------------------------------      -----------       -----------
Net income                                                        $10,879,409       $ 6,081,917
------------------------------------------------------------      ===========       ===========


See accompanying notes.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK



STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS (UNAUDITED)



                                                                                UNASSIGNED      TOTAL
                                                    COMMON       PAID-IN        SURPLUS --      CAPITAL AND
                                                    STOCK        SURPLUS        DEFICIT         SURPLUS
                                                    ----------   ------------   -------------   ------------
Balances at January 1, 2000                         $2,000,000   $384,128,481   $(253,734,915)  $132,393,566
Add (deduct):
  Net income                                                --             --      10,879,409     10,879,409
--------------------------------------------------
  Increase in nonadmitted assets                            --             --      (3,286,008)    (3,286,008)
--------------------------------------------------
  Increase in asset valuation reserve                       --             --      (3,101,681)    (3,101,681)
--------------------------------------------------
  Loss on reinsurance transaction                           --             --      (2,221,837)    (2,221,837)
--------------------------------------------------  ----------   ------------   -------------
  Balances at March 31, 2000                        $2,000,000   $384,128,481   $(251,465,032)  $134,663,449
--------------------------------------------------  ==========   ============   =============   ============

Balances at January 1, 1999                         $2,000,000   $384,128,481   $(274,409,203)  $111,719,278
Add (deduct):
  Net income                                                --             --       6,081,917      6,081,917
--------------------------------------------------
  Increase in unrealized capital losses                     --             --        (720,000)      (720,000)
--------------------------------------------------
  Decrease in nonadmitted assets                            --             --          57,918         57,918
--------------------------------------------------
  Increase in asset valuation reserve                       --             --      (2,764,419)    (2,764,419)
--------------------------------------------------  ----------   ------------   -------------   ------------
  Balances at March 31, 1999                        $2,000,000   $384,128,481   $(271,753,787)  $114,374,694
--------------------------------------------------  ==========   ============   =============   ============


See accompanying notes.                                                      F-5

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK



STATEMENTS OF CASH FLOWS -- STATUTORY BASIS (UNAUDITED)



                                                              THREE MONTHS ENDED MARCH 31,
                                                              2000            1999
                                                              -------------   --------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 47,439,362    $  47,896,149
------------------------------------------------------------
Investment income received                                      29,605,032       27,994,049
------------------------------------------------------------
Benefits paid                                                  (68,710,860)     (50,767,413)
------------------------------------------------------------
Insurance expenses paid                                        (26,647,796)     (16,741,740)
------------------------------------------------------------
Federal income taxes paid                                         (728,845)          45,141
------------------------------------------------------------
Dividends to policyholders                                      (1,206,155)      (1,246,215)
------------------------------------------------------------
Other income received and expenses paid, net                    14,186,130        2,311,117
------------------------------------------------------------  ------------    -------------
Net cash provided by (used in) operating activities             (6,063,132)       9,491,088
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      54,836,785       65,246,193
------------------------------------------------------------
Purchase of investments                                        (75,212,946)    (222,333,185)
------------------------------------------------------------
Net increase in policy loans                                      (717,599)      (2,802,035)
------------------------------------------------------------  ------------    -------------
Net cash used in investing activities                          (21,093,760)    (159,889,027)
------------------------------------------------------------

FINANCING AND MISCELLANEOUS ACTIVITIES
Other                                                           41,703,139       28,766,571
------------------------------------------------------------  ------------    -------------
Net cash provided by financing activities                       41,703,139       28,766,571
------------------------------------------------------------  ------------    -------------
Increase (decrease) in cash and short-term investments          14,546,247     (121,631,368)
------------------------------------------------------------
Total cash and short-term investments at beginning of period    29,467,267      143,546,873
------------------------------------------------------------  ------------    -------------
Total cash and short-term investments at end of period        $ 44,013,514    $  21,915,505
------------------------------------------------------------  ============    =============


See accompanying notes.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK



NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS (UNAUDITED)



1. BASIS OF PRESENTATION



    The accompanying statutory-basis financial statements of Lincoln Life & Annuity of New York (the "Company") have been prepared in accordance with accounting practices prescribed or permitted by the New York Insurance Department (the "Department"), except that they do not contain complete notes. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future. These financial statements are unaudited and include all adjustments (consisting of normal recurring accruals) necessary for a fair presentation of the results, in accordance with the accounting basis described above. For further information, refer to the statutory-basis financial statements and notes as of December 31, 1999 and 1998 and for the years ended December 31, 1999, 1998 and 1997 included in this registration statement.



    Operating results for the three months ended March 31, 2000 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2000.

                                    PART II

                        FEES AND CHARGES REPRESENTATION

    Lincoln Life & Annuity Company of New York represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

                                  UNDERTAKING

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                INDEMNIFICATION

        (a) Brief description of indemnification provisions.

           In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York (LLANY) provides that LLANY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LLANY, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LLANY. Certain additional conditions apply to indemnification in criminal proceedings.

           In particular, separate conditions govern indemnification of directors, officers, and employees of LLANY in connection with suits by, or in the right of, LLANY.

           Please refer to Article VII of the By-Laws of LLANY (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

        (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


    This Post-Effective Amendment No. 6 to this registration statement comprises the following papers and documents:



       The facing sheet;
       The cross reference sheet;
       1 Prospectus: Prospectus No. 2 (100 pages);
       The undertaking to file reports;
       The fees and charges representation;
       Statements regarding indemnification;
       The signatures
       Consents of
           Robert O. Sheppard, Esquire
           Vaughn W. Robbins, FSA
           Ernst & Young LLP

    1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:
        (1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account. (2)
        (2) Not applicable.

        (3) (a) Revised and Amended Principal Underwriting Agreement between Lincoln Financial Advisors Corporation and Lincoln Life & Annuity Company of New York (9)


            (b) Selling Group Agreement. (9)


            (c) Commission Schedule for Variable Life Policies.

        (4) Not applicable.
        (5) (a)  Forms of Policy and Application.

                (1) Policy Form LN 615 NY and Application B10358NY (Prospectus
                   No. 1). (3)


                (2) Policy Form LN 660 NY and Application B 10399 NY (Prospectus
                   No. 2).

            (b) Riders. LR 434 NY LNY and LR 435 NY LNY. (3)
        (6) (a) Articles of Incorporation of Lincoln Life & Annuity Company of New York. (1)
            (b) Bylaws of Lincoln Life & Annuity Company of New York. (1)
        (7) Not applicable.
        (8) Fund Participation Agreements.

           Agreements between Lincoln Life & Annuity Company of New York and:

            (a) AIM Variable Insurance Funds, Inc. (4)
            (b) American Variable Insurance Series (6)
            (c) Baron Capital Funds Trust. (5)
            (d) BT Insurance Funds Trust. (4)

            (e) Delaware Group Premium Fund, Inc. (8)

            (f)  Fidelity Variable Insurance Products Fund. (4)
            (g) Fidelity Variable Insurance Products Fund II. (4)
            (h) Fidelity Variable Insurance Products Fund III (7)
            (i)  Janus Aspen Series. (5)
            (j)  Lincoln National Money Market Fund, Inc. (4)
            (k) MFS-Registered Trademark- Variable Insurance Trust. (4)
            (l)  Neuberger & Berman Advisers Management Trust. (5)
            (m) Templeton Variable Products Series Fund. (4)
            (n) OCC Accumulation Trust. (4)
        (9) Not applicable.
        (10) See Exhibit 1(5).
    2.  See Exhibit 1(5).
    3.  Opinion and Consent of Robert O. Sheppard, Esq.
    4.  Not applicable.
    5.  Not applicable.
    6.  Opinion and consent of Vaughn W. Robbins, FSA
    7.  Consent of Ernst & Young LLP, Independent Auditors.

    8.  Not applicable.

------------------------
(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.

(2) Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form S-6 (File No. 333-42507) filed on July 2, 1998.

(4) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-42507) filed on February 26, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-10863) filed on April 29, 1999.

(6) Incorporated by reference to Post-Effective Amendment No. 4 on Form S-6 (File No. 333-42509) filed on May 13, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 5 (File No. 333-10863) filed on April 29, 1999.


(8) Incorporated by reference to Post-Effective Amendment No. 5 to this Registration Statement on Form S-6 (File No. 333-42507) filed on April 25, 2000.



(9) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File 333-93875) filed on April 27, 2000.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 6 to this Registration Statement on Form S-6 (File No. 333-42507) to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Syracuse and the State of New York, on the 28th day of July, 2000. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                                          Lincoln Life & Annuity Flexible
                                           Premium
                                           Variable Life Account M
                                           (Registrant)

                                          By:        /s/ JOANNE B. COLLINS
                                             -----------------------------------
                                                      Joanne B. Collins
                                              PRESIDENT, TREASURER AND DIRECTOR
                                              OF LINCOLN LIFE & ANNUITY COMPANY
                                                         OF NEW YORK

                                          Lincoln Life & Annuity Company of New
                                           York
                                           (Depositor)

                                          By:        /s/ JOANNE B. COLLINS
                                             -----------------------------------
                                                      Joanne B. Collins
                                              PRESIDENT, TREASURER AND DIRECTOR

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to this Registration Statement (File No. 333-42507) has been signed below on July 28, 2000 by the following persons, as officers and directors of the Depositor, in the capacities indicated:



                    SIGNATURE                                 TITLE
                    ---------                                 -----
                                                    President, Treasurer and
              /s/ JOANNE B. COLLINS                  Director
   -------------------------------------------       (Principal Executive
                Joanne B. Collins                    Officer)

                                                    Second Vice President and
               /s/ TROY D. PANNING*                  Chief Financial Officer
   -------------------------------------------       (Principal Financial
                 Troy D. Panning                     Officer and Principal
                                                     Accounting Officer)

                /s/ JON A. BOSCIA*
   -------------------------------------------      Director
                  Jon A. Boscia

             /s/ RICHARD C. VAUGHAN*
   -------------------------------------------      Director
                Richard C. Vaughan

             /s/ THOMAS D. BELL, JR.*
   -------------------------------------------      Director
               Thomas D. Bell, Jr.

   -------------------------------------------      Director
                  Robert D. Bond

                /s/ JOHN H. GOTTA*
   -------------------------------------------      Director
                  John H. Gotta

          /s/ BARBARA STEURY KOWALCZYK*
   -------------------------------------------      Director
             Barbara Steury Kowalczyk

          /s/ MARGUERITE LEANNE LACHMAN*
   -------------------------------------------      Director
            Marguerite Leanne Lachman

              /s/ JOHN M. PIETRUSKI*
   -------------------------------------------      Director
                John M. Pietruski

             /s/ LAWRENCE T. ROWLAND*
   -------------------------------------------      Director
               Lawrence T. Rowland

             /s/ J. PATRICK BARRETT*
   -------------------------------------------      Director
                J. Patrick Barrett

             /s/ LOUIS G. MARCOCCIA*
   -------------------------------------------      Director
                Louis G. Marcoccia

   -------------------------------------------      Director
                Lorry J. Stensrud




*By: /s/ JOANNE B. COLLINS
    ----------------------------------
    Joanne B. Collins, pursuant to a
Power of Attorney filed with this
    Post-Effective Amendment No. 6 to
    the Registration Statement.

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint, Joanne B. Collins, Robert
O. Sheppard and Troy D. Panning, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

                    WITNESS our hands and common seal on this 7th day of February, 2000.

                    SIGNATURE                                 TITLE
                    ---------                                 -----
                                                    President, Treasurer and
               /s/ JOANNE B.COLLINS                  Director
   -------------------------------------------       (Principal Executive
                 Joanne B.Collins                    Officer)

                                                    Second Vice President
                                                     and Chief Financial
               /s/ TROY D. PANNING                   Officer
   -------------------------------------------       (Principal Financial
                 Troy D. Panning                     Officer
                                                     and Principal Accounting
                                                     Officer)

                /s/ JON A. BOSCIA
   -------------------------------------------      Director
                  Jon A. Boscia

              /s/ RICHARD C. VAUGHAN
   -------------------------------------------      Director
                Richard C. Vaughan

             /s/ THOMAS D. BELL, JR.
   -------------------------------------------      Director
               Thomas D. Bell, Jr.

                /s/ JOHN H. GOTTA
   -------------------------------------------      Director
                  John H. Gotta

           /s/ BARBARA STEURY KOWALCZYK
   -------------------------------------------      Director
             Barbara Steury Kowalczyk

          /s/ MARGUERITE LEANNE LACHMAN
   -------------------------------------------      Director
            Marguerite Leanne Lachman

              /s/ JOHN M. PIETRUSKI
   -------------------------------------------      Director
                John M. Pietruski

              /s/ J. PATRICK BARRETT
   -------------------------------------------      Director
                J. Patrick Barrett

              /s/ LOUIS G. MARCOCCIA
   -------------------------------------------      Director
                Louis G. Marcoccia

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint, Joanne B. Collins, Robert
O. Sheppard and Troy D. Panning, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

                    WITNESS our hands and common seal on this 4th day of February, 2000.

                 SIGNATURE                                TITLE
                 ---------                                -----
          /s/ LAWRENCE T. ROWLAND
          ------------------------              Director
            Lawrence T. Rowland

                                                Subscribed and sworn to before
              STATE OF INDIANA      )            me this
                                    ) SS:       4th day of February, 2000
              COUNTY OF ALLEN       )

          /s/ JANET L. LINDENBERG
          ------------------------                      Notary Public
            Janet L. Lindenberg                 Commission Expires: 7-10-2001